                               SEMIANNUAL REPORT

                                 June 30, 1999

                              SAFECO MUTUAL FUNDS

                           CLASS A AND CLASS B SHARES

                                     ------

SAFECO STOCK FUNDS
  Growth Fund.........................................................     2
  Equity Fund.........................................................     8
  Income Fund.........................................................    13
  Northwest Fund......................................................    19
  Balanced Fund.......................................................    24
  International Fund..................................................    30
  Small Company Fund..................................................    36
  U.S. Value Fund.....................................................    41
SAFECO BOND FUNDS
  High-Yield Bond Fund................................................    46
  Intermediate-Term U.S. Treasury Fund................................    53
  Managed Bond Fund...................................................    56
SAFECO TAX-EXEMPT BOND FUNDS
  Municipal Bond Fund.................................................    62
  California Tax-Free Income Fund.....................................    70
  Washington State Municipal Bond Fund................................    75
SAFECO MONEY MARKET FUND
  Money Market Fund...................................................    79

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Growth Fund continued to struggle, with Class A shares returning 3.16%* for the quarter, (6.40%)* year-to-date, and (16.50%)* for the 12 months ended June 30. Class B shares returned 2.99%* for the quarter, (6.80%)* year-to-date, and (17.29%)* for the 12 months ended June 30. The average growth fund returned 7.07%, 11.65% and 18.87% for the same respective periods, according to Lipper, Inc.

   During the second quarter small company stocks began to return to favor. The Russell 2000 (a small cap index) delivered 15.55%, while the S&P 500 (broad market indicator) returned 7.05% for the quarter. For the 12 months ended June 30, 1999, the Russell 2000 returned 1.50% and the S&P 500 gained 22.76%.
                          [PHOTO OF THOMAS M. MAGUIRE]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                         WITH SALES CHARGE                   WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999          1 YEAR      5 YEAR      10 YEAR      1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------------------
Class A                                     -21.30%      18.12%      13.86%       -16.50%     19.53%      14.53%
Class B                                     -21.43%      18.79%      14.28%       -17.29%     18.99%      14.28%

                       SAFECO            SAFECO
INVESTMENT VALUE       GROWTH            GROWTH              S&P
WITH SALES              FUND              FUND               500
CHARGE                CLASS A           CLASS B             INDEX
 6/30/89               $9,425            $10,000            $10,000
 7/31/89               $9,845            $10,445            $10,903
 8/31/89              $10,140            $10,758            $11,117
 9/30/89              $10,348            $10,979            $11,071
10/31/89               $9,957            $10,564            $10,814
11/30/89               $9,927            $10,533            $11,035
12/31/89              $10,021            $10,632            $11,300
 1/31/90               $9,050             $9,601            $10,542
 2/28/90               $9,297             $9,864            $10,677
 3/31/90               $9,858            $10,459            $10,960
 4/30/90               $9,900            $10,504            $10,686
 5/31/90              $10,914            $11,581            $11,728
 6/30/90              $11,149            $11,829            $11,649
 7/31/90              $10,750            $11,406            $11,611
 8/31/90               $8,897             $9,439            $10,562
 9/30/90               $7,898             $8,380            $10,047
10/31/90               $7,366             $7,816            $10,004
11/30/90               $7,912             $8,395            $10,650
12/31/90               $8,521             $9,041            $10,948
 1/31/91               $9,373             $9,944            $11,425
 2/28/91              $10,664            $11,314            $12,242
 3/31/91              $11,185            $11,868            $12,538
 4/30/91              $11,725            $12,440            $12,568
 5/31/91              $12,499            $13,260            $13,111
 6/30/91              $11,753            $12,470            $12,511
 7/31/91              $12,853            $13,637            $13,093
 8/31/91              $13,364            $14,180            $13,404
 9/30/91              $13,445            $14,266            $13,180
10/31/91              $13,850            $14,695            $13,357
11/30/91              $12,681            $13,455            $12,818
12/31/91              $13,859            $14,705            $14,285
 1/31/92              $14,874            $15,781            $14,019
 2/28/92              $14,767            $15,668            $14,201
 3/31/92              $13,670            $14,504            $13,924
 4/30/92              $12,822            $13,605            $14,334
 5/31/92              $12,505            $13,267            $14,404
 6/30/92              $11,543            $12,247            $14,189
 7/31/92              $12,028            $12,761            $14,770
 8/31/92              $11,346            $12,039            $14,467
 9/30/92              $11,048            $11,721            $14,638
10/31/92              $11,513            $12,216            $14,688
11/30/92              $12,967            $13,759            $15,187
12/31/92              $13,434            $14,254            $15,373
 1/31/93              $13,995            $14,848            $15,501
 2/28/93              $13,063            $13,859            $15,712
 3/31/93              $13,576            $14,404            $16,044
 4/30/93              $12,739            $13,516            $15,656
 5/31/93              $13,394            $14,211            $16,074
 6/30/93              $13,813            $14,656            $16,121
 7/31/93              $13,766            $14,605            $16,056
 8/31/93              $14,651            $15,544            $16,664
 9/30/93              $15,293            $16,226            $16,536
10/31/93              $15,684            $16,641            $16,878
11/30/93              $15,022            $15,939            $16,718
12/31/93              $16,414            $17,417            $16,920
 1/31/94              $17,299            $18,354            $17,495
 2/28/94              $16,472            $17,477            $17,021
 3/31/94              $15,645            $16,600            $16,281
 4/30/94              $16,063            $17,043            $16,489
 5/31/94              $16,210            $17,199            $16,758
 6/30/94              $15,008            $15,923            $16,347
 7/31/94              $15,343            $16,279            $16,883
 8/31/94              $16,300            $17,295            $17,574
 9/30/94              $15,887            $16,856            $17,145
10/31/94              $16,116            $17,099            $17,529
11/30/94              $15,676            $16,633            $16,891
12/31/94              $16,149            $17,134            $17,141
 1/31/95              $15,900            $16,870            $17,585
 2/28/95              $16,774            $17,797            $18,269
 3/31/95              $16,709            $17,729            $18,808
 4/30/95              $16,792            $17,817            $19,361
 5/31/95              $17,465            $18,530            $20,147
 6/30/95              $18,521            $19,652            $20,614
 7/31/95              $19,176            $20,345            $21,297
 8/31/95              $19,111            $20,277            $21,350
 9/30/95              $19,688            $20,890            $22,251
10/31/95              $19,602            $20,797            $22,171
11/30/95              $19,800            $21,008            $23,142
12/31/95              $20,364            $21,606            $23,589
 1/31/96              $21,118            $22,406            $24,391
 2/28/96              $21,910            $23,246            $24,617
 3/31/96              $21,576            $22,892            $24,854
 4/30/96              $22,494            $23,866            $25,220
 5/31/96              $23,449            $24,879            $25,869
 6/30/96              $22,431            $23,799            $25,968
 7/31/96              $20,218            $21,451            $24,821
 8/31/96              $21,425            $22,732            $25,345
 9/30/96              $22,477            $23,848            $26,770
10/31/96              $22,957            $24,343            $27,509
11/30/96              $23,845            $25,268            $29,586
12/31/96              $25,027            $26,508            $29,000
 1/31/97              $27,165            $28,761            $30,809
 2/28/97              $26,443            $27,979            $31,053
 3/31/97              $25,500            $26,962            $29,780
 4/30/97              $24,304            $25,694            $31,555
 5/31/97              $27,992            $29,575            $33,473
 6/30/97              $30,308            $32,001            $34,973
 7/31/97              $32,076            $33,847            $37,755
 8/31/97              $33,212            $35,020            $35,641
 9/30/97              $35,882            $37,806            $37,593
10/30/97              $35,203            $37,086            $36,339
11/30/97              $36,738            $38,666            $38,020
12/31/97              $37,444            $39,416            $38,672
 1/31/98              $37,979            $39,913            $39,100
 2/28/98              $41,792            $43,874            $41,918
 3/31/98              $44,367            $46,539            $44,063
 4/30/98              $46,056            $48,298            $44,506
 5/31/98              $43,883            $45,988            $43,742
 6/30/98              $43,848            $45,917            $45,518
 7/31/98              $41,658            $43,555            $45,035
 8/31/98              $31,541            $32,968            $38,530
 9/30/98              $32,711            $34,158            $40,999
10/31/98              $35,320            $36,823            $44,331
11/30/98              $37,126            $38,670            $47,016
12/31/98              $39,117            $40,748            $49,724
 1/31/99              $40,014            $41,647            $51,803
 2/28/99              $35,301            $36,730            $50,191
 3/31/99              $35,491            $36,877            $52,199
 4/30/99              $36,043            $37,428            $54,219
 5/31/99              $35,301            $36,638            $52,940
 6/30/99              $36,613            $37,978            $55,878

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   While the Fund still lags the broad market and peer group, we began to outperform in the final days of the period. As investors return to small companies, as they did in the second quarter, they buy the larger ones first. As confidence grows, I hope we will see more movement to our names, which are among the smallest of the small.

   Growth Fund is loaded with what I believe to be statistically cheap companies with seemingly attractive fundamentals. Many of them are very small (under $250 million market capitalization) and most of those are selling for a share price that is a fraction of their growth rate. By June 30, many of them had yet to move and a few had hurt us.

   Prison Realty Trust, Inc., the largest private owner and operator of prisons (and formerly one of the Growth Fund's largest positions) hurt us. It fell 50% as management's "selective" disclosure brought shareholder class action lawsuits charging fraud.

   Rent-A-Center, Inc., suffered when the financial press took issue with its accounting. After talking with analysts and Rent-A-Center's largest competitor (Rent-Way, Inc., which we also own) I am comfortable holding and monitoring the stock. Both companies

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Chancellor Media Corp. ..................................... 11.5%
  (Broadcasting - TV, Radio & Cable)
Conseco, Inc. ..............................................  9.4
  (Insurance - Life & Health)
Emmis Communications Corp. (Class A)........................  5.6
  (Broadcasting - TV, Radio & Cable)
Nu Skin Enterprises, Inc. (Class A).........................  4.6
  (Distributors - Food & Health)
MICROS Systems, Inc. .......................................  3.8
  (Computers - Hardware)
Mail-Well, Inc. ............................................  3.7
  (Specialty Printing)
United Stationers, Inc. ....................................  2.8
  (Office Equipment & Supplies)
Creditrust Corp. ...........................................  2.8
  (Consumer Finance)
NCO Group, Inc. ............................................  2.7
  (Services - Commerical & Consumer)
Dura Pharmaceuticals, Inc. .................................  2.7
  (Health Care - Drugs-Generic & Other)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Mylan Laboratories, Inc. ...................................         $18,418
Nu Skin Enterprises, Inc. (Class A).........................          17,000
Iron Mountain, Inc. ........................................          16,042
Computer Horizons Corp. ....................................          12,914
Serologicals Corp. .........................................          11,788


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Amfm, Inc. .................................................         $64,696
Beckman Coulter, Inc. ......................................          36,234
Conseco, Inc. ..............................................          36,072
NCO Group, Inc. ............................................          31,970
Prison Realty Corp. ........................................          30,993

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable)............................             17%
Services (Commercial & Consumer) ...........................              10
Insurance (Life & Health)...................................               9
Health Care (Major Pharmaceuticals).........................               6
Distributors (Food & Health)................................               5
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

provide furnishings and appliances to people who don't have credit or enough cash.

   Conseco continued to produce good earnings and cash flow, and the market continued to ignore it. Conseco provides insurance and financing to Middle America. And Middle America is a huge market. In fact, Middle America is what made Wal-Mart so successful.

   Credit is another great force in the American economy. For that reason we own NCO Group, a collection agency, and Credit Trust, the leading purchaser of agent credit card receivables.

   From a winning position, Family Golf Centers took too big a swing and hasn't been able to bring the underperforming ice rinks and driving ranges it acquired up to standard. I think they can.

   Broadcasting remains our largest sector. Chancellor Media, our largest holding, is the fastest growing company in this fast-growing industry and Emmis is the cheapest. Both stocks are up as radio is benefiting from a strong U.S. economy and gaining market share from other media.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large: 21% ($4 Bil. and above)
(2) Medium: 7% ($1 Bil.-$4 Bil.)
(3) Small: 71% (Less than $1 Bil.)
(4) Corporate Bonds: 0%
(5) Cash & Other: 1%

   With 70% of its sales in Japan, direct marketer Nu Skin Enterprises should benefit from the Japanese recovery. United Stationers is another great franchise with a low valuation and great growth prospects.

   I choose these stocks not to match a bogey, but for their value and appreciation potential. Consequently, Growth Fund's performance diverges from its peers and the market, and I have hit peaks and valleys. It was not long ago that we were at a peak. We are working to get back there. No, the past is not predictive, but, SAFECO Growth Fund has historically had very good years following periods of very bad performance.

   Finally, I want you to know I take this position seriously and am committed to outperform. I ask, and thank you, for your patience. I hope to show you the wait will be well worth it.

Thomas M. Maguire
-------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.2%

AIR FREIGHT - 0.2%
       611,800   *+Dynamex, Inc.  ................................... $ 1,759

AUTO PARTS & EQUIPMENT - 0.2%
       592,400   *+Precision Auto Care, Inc.  ......................... 1,814

BANKS (MAJOR REGIONAL) - 0.7%
       308,975   Provident Bankshares Corp.  .......................... 7,184

BIOTECHNOLOGY - 0.3%
       238,400   *CryoLife, Inc.  ..................................... 2,920

BROADCASTING (TV, RADIO & CABLE) - 17.1%
     2,138,500   *Chancellor Media Corp.  ........................... 117,885
     1,156,600   *+Emmis Communications Corp. (Class A) .............. 57,107

CHEMICALS (SPECIALTY) - 0.5%
       505,100   *TETRA Technologies, Inc.  ........................... 4,641

COMMUNICATION EQUIPMENT - 0.9%
       436,900   *Research In Motion, Ltd.  ........................... 8,847

COMPUTERS (HARDWARE) - 4.2%
       166,200   *Equitrac Corp.  ..................................... 3,137
     1,127,528   *+MICROS Systems, Inc.  ............................. 38,336
       128,000   *Optimal Robotics Corp.  ............................. 1,272

COMPUTERS (SOFTWARE & SERVICES) - 4.1%
       842,700   *Aspen Technology, Inc.  ............................. 9,902
       500,641   Autodesk, Inc.  ..................................... 14,800
       210,000   *Cadence Design Systems, Inc.  ....................... 2,678
       159,300   *Cambridge Technology Partners, Inc.  ................ 2,798
       212,700   *Ciber, Inc.  ........................................ 4,068
         7,700   *internet.com Corp.  .................................... 97
       831,700   *+Phoenix International Ltd., Inc.  .................. 5,302
        40,000   *topjobs.net, plc (ADR) ................................ 225
       314,200   *TRO Learning, Inc.  ................................. 1,924

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.8%
       250,500   *Action Performance Cos., Inc.  .................... $ 8,267

CONSUMER FINANCE - 4.4%
     1,025,450   *+Creditrust Corp.  ................................. 28,456
       397,535   Doral Financial Corp.  ............................... 6,857
     1,111,200   *+Towne Services, Inc.  .............................. 8,751
       123,900   *+Waterside Capital Corp.  ............................. 852

DISTRIBUTORS (FOOD & HEALTH) - 4.8%
     2,338,900   *Nu Skin Enterprises, Inc. (Class A) ................ 46,632
       607,840   Weider Nutrition International, Inc.  ................ 2,507

ELECTRICAL EQUIPMENT - 0.4%
       398,800   *PCD, Inc.  .......................................... 4,387

ENTERTAINMENT - 0.4%
       121,500   *Championship Auto Racing Teams, Inc.  ............... 3,637

FINANCIAL (DIVERSIFIED) - 0.4%
       461,900   *+BNC Mortgage, Inc.  ................................ 2,887
       439,700   *United Panam Financial Corp.  ....................... 1,429

HEALTH CARE (DIVERSIFIED) - 1.2%
       395,000   *Anesta Corp.  ....................................... 8,073
       373,635   *Emisphere Technologies, Inc.  ....................... 2,639
       320,000   *Synaptic Pharmaceutical Corp.  ...................... 1,520

HEALTH CARE (DRUGS-GENERIC & OTHER) - 3.6%
     2,306,300   *+Dura Pharmaceuticals, Inc.  ....................... 27,531
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 2,017
       530,000   *PathoGenesis Corp.  ................................. 7,519

HEALTH CARE (LONG-TERM CARE) - 0.3%
       156,500   *Res-Care, Inc.  ..................................... 3,560

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (MAJOR PHARMACEUTICALS) - 5.6%
       745,000   Mylan Laboratories, Inc.  .......................... $19,743
       107,000   *PharmaPrint, Inc.  .................................... 535
     2,420,756   *+Serologicals Corp.  ............................... 19,669
       127,400   *SuperGen, Inc.  ..................................... 1,951
       260,600   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 12,769
       327,500   *Zonagen, Inc.  ...................................... 3,029

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 2.2%
       190,200   *Haemonetics Corp.  .................................. 3,816
       514,450   *+Lifeline Systems, Inc.  ............................ 9,903
       886,000   *+PolyMedica Industries, Inc...........................8,860

HEALTH CARE (SPECIALIZED SERVICES) - 1.1%
       282,300   *American Healthcorp, Inc..............................2,347
     1,149,200   *+Prime Medical Services, Inc.  ...................... 8,475

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 2,492

INSURANCE (LIFE & HEALTH) - 9.4%
     3,162,729   Conseco, Inc.  ...................................... 96,266

LEISURE TIME (PRODUCTS) - 2.1%
       391,000   *+American Coin Merchandising, Inc.  ................. 2,542
     2,452,275   *+Family Golf Centers, Inc.  ........................ 18,852

LODGING (HOTELS) - 1.5%
       622,400   *ResortQuest International, Inc.  .................... 5,135
     1,528,600   *+Suburban Lodges of America, Inc.  .................. 9,840

MACHINERY (DIVERSIFIED) - 0.5%
       669,150   Chart Industries, Inc.  .............................. 5,270
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.1%
       418,400   *Nortek, Inc.  ..................................... $13,101
       341,850   *+Recovery Engineering, Inc............................5,811
       138,500   *SurModics, Inc.  .................................... 2,268

MANUFACTURING (SPECIALIZED) - 0.8%
       195,600   *Zomax Optical Media, Inc..............................8,606

OFFICE EQUIPMENT & SUPPLIES - 3.3%
       698,400   *+TRM Copy Centers Corp.  ............................ 4,583
     1,314,100   *United Stationers, Inc.  ........................... 28,910

PERSONAL CARE - 0.6%
       895,000   *+French Fragrances, Inc.  ........................... 6,545

REAL ESTATE INVESTMENT TRUST - 1.1%
     1,115,237   Prison Realty Corp.  ................................ 10,943

RESTAURANTS - 0.5%
       427,100   *+Schlotzsky's, Inc.  ................................ 4,671

RETAIL (DEPARTMENT STORES) - 0.9%
       266,300   *Rainbow Rentals, Inc, ............................... 3,062
       246,000   *Value City Department Stores, Inc.  ................. 3,014
       133,700   *Whitehall Jewellers, Inc.  .......................... 3,568

RETAIL (FOOD CHAINS) - 0.3%
       184,500   *NPC International, Inc.  ............................ 2,837

RETAIL (GENERAL MERCHANDISE) - 0.4%
       422,800   *Central Garden & Pet Co.  ........................... 4,334

RETAIL (HOME SHOPPING) - 0.6%
       714,900   *+Damark International, Inc.  ........................ 5,987

RETAIL (SPECIALTY) - 1.6%
       119,300   *1-800 Contacts, Inc.  ............................... 2,237
       403,200   *+Blue Rhino Corp.  .................................. 3,704
       354,300   *+Funco, Inc.  ....................................... 6,532
       271,000   *+Travis Boats & Motors, Inc...........................3,930

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL) - 1.8%
       479,500   *+Concepts Direct, Inc.  ........................... $ 4,435
       542,213   *+Harold's Stores, Inc.  ............................. 3,524
     1,634,334   *+Stage Stores, Inc.  ............................... 10,623

SERVICES (ADVERTISING/MARKETING) - 0.2%
       483,500   *APAC Teleservices, Inc.  ............................ 1,571

SERVICES (COMMERCIAL & CONSUMER) - 10.3%
       834,400   *Bluegreen Corp.  .................................... 4,485
       679,200   *Compass International Services Corp.  ............... 4,754
       495,600   *FirstService Corp.  ................................. 7,558
       839,900   *+IntelliQuest Information Group, Inc.  .............. 6,299
       565,800   *Iron Mountain, Inc.  ............................... 16,196
       206,000   *Navigant International, Inc.  1,622
       735,700   *NCO Group, Inc.  ................................... 27,957
       224,400   *Protection One, Inc.  ............................... 1,206
       976,600   *Rent-A-Center, Inc.  ............................... 23,438
       360,700   *Rent-Way, Inc.  ..................................... 8,882
       263,600   SunSource, Inc.  ..................................... 3,410

SERVICES (COMPUTER SYSTEMS) - 0.9%
       682,600   *Computer Horizons Corp.  ............................ 9,428

SERVICES (EMPLOYMENT) - 0.7%
       142,500   *Alternative Resources Corp..............................998
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,290

SPECIALTY PRINTING - 3.7%
     2,316,700   *Mail-Well, Inc.  ................................... 37,502
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.1%
     1,375,685   *CellStar Corp.  ................................. $  10,834

TELEPHONE - 1.3%
       676,000   *+Innotrac Corp.  ................................... 13,689
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,015,058
                                                                      -------

CORPORATE BONDS - 0.3%

LEISURE TIME (PRODUCTS) - 0.3%
    $4,700,000   Family Golf Centers, Inc.
                 5.75% due 10/15/04 ................................... 2,990
                                                                      -------
TOTAL CORPORATE BONDS ................................................. 2,990
                                                                      -------
CASH EQUIVALENTS - 0.0%

INVESTMENT COMPANIES
         6,798   SSgA Prime Money Market Portfolio ........................ 7
                                                                      -------
TOTAL CASH EQUIVALENTS .................................................... 7
                                                                      -------
TOTAL INVESTMENTS - 99.5% ......................................... 1,018,055
Other Assets, less Liabilities ........................................ 5,075
                                                                      -------
NET ASSETS ....................................................... $1,023,130
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund beat its growth and income peer group for the 12-months ended June 30, 1999, was virtually neck and neck for the six months, but lagged during the latest quarter, according to Lipper, Inc.

   Equity Fund Class A shares were up 20.42%* and 10.16%* for the 12 and six months just ended, versus 14.48% and 10.93% for the peers. Class B shares were up 19.18%* and 9.59%* for the same periods. In the latest three months, the Fund returned 7.22%* for Class A shares and 6.91%* for Class B shares, compared to 9.04% for the peer group.

   The S&P 500 returned 7.05% for the quarter, 12.38% for the six months, and 22.76% for latest 12 months.
                            [PHOTO OF RICH MEAGLEY]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                  WITH SALES CHARGE          WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999       1 YEAR   5 YEAR   10 YEAR    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------------------------------------
Class A                                  13.50%   22.05%   18.19%     20.42%   23.50%   18.89%
Class B                                  14.18%   22.69%   18.59%     19.18%   22.87%   18.59%

INVESTMENT VALUE With Sales Charge

                          SAFECO          SAFECO
                        EQUITY FUND     EQUITY FUND    S&P 500
                          CLASS A         CLASS B       INDEX
6/30/89                    $9,425         $10,000      $10,000
7/31/89                   $10,264         $10,890      $10,903
8/31/89                   $10,428         $11,064      $11,117
9/30/89                   $10,392         $11,025      $11,071
10/31/89                  $10,412         $11,048      $10,814
11/30/89                  $10,484         $11,124      $11,035
12/31/89                  $10,877         $11,541      $11,300
1/31/90                    $9,974         $10,582      $10,542
2/28/90                   $10,067         $10,682      $10,677
3/31/90                   $10,442         $11,078      $10,960
4/30/90                   $10,139         $10,758      $10,686
5/31/90                   $11,118         $11,797      $11,728
6/30/90                   $11,101         $11,779      $11,649
7/31/90                   $10,902         $11,568      $11,611
8/31/90                    $9,752         $10,346      $10,562
9/30/90                    $9,277          $9,842      $10,047
10/31/90                   $9,078          $9,632      $10,004
11/30/90                   $9,574         $10,157      $10,650
12/31/90                   $9,945         $10,552      $10,948
1/31/91                   $10,455         $11,093      $11,425
2/28/91                   $11,076         $11,752      $12,242
3/31/91                   $11,389         $12,084      $12,538
4/30/91                   $11,623         $12,331      $12,568
5/31/91                   $12,090         $12,827      $13,111
6/30/91                   $11,313         $12,003      $12,511
7/31/91                   $12,072         $12,809      $13,093
8/31/91                   $12,262         $13,010      $13,404
9/30/91                   $12,096         $12,834      $13,180
10/31/91                  $12,293         $13,043      $13,357
11/30/91                  $11,524         $12,227      $12,818
12/31/91                  $12,721         $13,497      $14,285
1/31/92                   $13,478         $14,300      $14,019
2/28/92                   $13,706         $14,542      $14,201
3/31/92                   $13,090         $13,888      $13,924
4/30/92                   $13,198         $14,004      $14,334
5/31/92                   $13,078         $13,876      $14,404
6/30/92                   $12,134         $12,874      $14,189
7/31/92                   $12,629         $13,400      $14,770
8/31/92                   $12,109         $12,848      $14,467
9/30/92                   $12,144         $12,885      $14,638
10/31/92                  $12,730         $13,507      $14,688
11/30/92                  $13,572         $14,400      $15,187
12/31/92                  $13,899         $14,748      $15,373
1/31/93                   $14,359         $15,236      $15,501
2/28/93                   $14,372         $15,249      $15,712
3/31/93                   $15,144         $16,068      $16,044
4/30/93                   $14,798         $15,701      $15,656
5/31/93                   $16,016         $16,994      $16,074
6/30/93                   $16,082         $17,064      $16,121
7/31/93                   $15,863         $16,832      $16,056
8/31/93                   $16,752         $17,774      $16,664
9/30/93                   $17,218         $18,268      $16,536
10/31/93                  $17,671         $18,749      $16,878
11/30/93                  $17,767         $18,851      $16,718
12/31/93                  $18,195         $19,305      $16,920
1/31/94                   $19,286         $20,462      $17,495
2/28/94                   $18,803         $19,950      $17,021
3/31/94                   $18,081         $19,184      $16,281
4/30/94                   $18,663         $19,802      $16,489
5/31/94                   $19,203         $20,374      $16,758
6/30/94                   $18,511         $19,641      $16,347
7/31/94                   $18,985         $20,143      $16,883
8/31/94                   $20,140         $21,369      $17,574
9/30/94                   $20,060         $21,285      $17,145
10/31/94                  $20,436         $21,683      $17,529
11/30/94                  $20,032         $21,254      $16,891
12/31/94                  $20,003         $21,224      $17,141
1/31/95                   $20,150         $21,379      $17,585
2/28/95                   $20,676         $21,937      $18,269
3/31/95                   $20,844         $22,116      $18,808
4/30/95                   $21,403         $22,709      $19,361
5/31/95                   $21,947         $23,286      $20,147
6/30/95                   $22,492         $23,863      $20,614
7/31/95                   $22,847         $24,240      $21,297
8/31/95                   $23,483         $24,915      $21,350
9/30/95                   $24,391         $25,880      $22,251
10/31/95                  $24,089         $25,558      $22,171
11/30/95                  $24,870         $26,386      $23,142
12/31/95                  $25,055         $26,584      $23,589
1/31/96                   $25,726         $27,296      $24,391
2/28/96                   $25,955         $27,538      $24,617
3/31/96                   $26,221         $27,821      $24,854
4/30/96                   $26,778         $28,413      $25,220
5/31/96                   $27,402         $29,074      $25,869
6/30/96                   $27,910         $29,612      $25,968
7/31/96                   $26,839         $28,476      $24,821
8/31/96                   $27,118         $28,773      $25,345
9/30/96                   $28,791         $30,547      $26,770
10/31/96                  $29,717         $31,492      $27,509
11/30/96                  $31,952         $33,843      $29,586
12/31/96                  $31,319         $33,146      $29,000
1/31/97                   $33,109         $35,042      $30,809
2/28/97                   $33,242         $35,162      $31,053
3/31/97                   $31,898         $33,715      $29,780
4/30/97                   $32,804         $34,653      $31,555
5/31/97                   $34,976         $36,930      $33,473
6/30/97                   $36,366         $38,400      $34,973
7/31/97                   $38,828         $40,978      $37,755
8/31/97                   $36,783         $38,819      $35,641
9/30/97                   $38,095         $40,190      $37,593
10/30/97                  $36,862         $38,852      $36,339
11/30/97                  $38,038         $40,070      $38,020
12/31/97                  $38,698         $40,746      $38,672
1/31/98                   $39,271         $41,226      $39,100
2/28/98                   $42,399         $44,456      $41,918
3/31/98                   $43,822         $45,894      $44,063
4/30/98                   $43,882         $45,935      $44,506
5/31/98                   $43,068         $45,019      $43,742
6/30/98                   $44,171         $46,144      $45,518
7/31/98                   $43,634         $45,539      $45,035
8/31/98                   $37,992         $39,620      $38,530
9/30/98                   $40,672         $42,392      $40,999
10/31/98                  $44,297         $46,102      $44,331
11/30/98                  $47,105         $48,978      $47,016
12/31/98                  $48,284         $50,183      $49,724
1/31/99                   $49,073         $50,964      $51,803
2/28/99                   $48,077         $49,901      $50,191
3/31/99                   $49,611         $51,441      $52,199
4/30/99                   $52,709         $54,584      $54,219
5/31/99                   $51,607         $53,413      $52,940
6/30/99                   $53,191         $54,996      $55,878

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Our performance could at best be described as consistent and, at worst, boring. Our poorest performing stock, Washington Mutual, was off just 13.5% during the latest quarter and no member of our portfolio had "news".

   The market itself was far more interesting. Investor sentiment, not economic or company fundamentals, shifted and market leadership took a turn. Big stocks took a breather (after four years of outperformance), while smaller stocks and more value-oriented stocks moved ahead.

   Our largest seven holdings at the beginning of the quarter-- Microsoft, Johnson & Johnson, Procter & Gamble, General Electric, Fannie Mae, Intel and Merck--all lagged the growth and income peer group and the S&P 500 over the quarter. I am comfortable with these stocks performing poorly on a short-term basis. In fact, it provides buying opportunities for those of us who invest for the long-term.

   It seemed our more value-oriented names outperformed. Praxair, a chemical company, began the second quarter with value characteristics (low price to earnings and price to book ratios) and ended it up 36%. Of our technology stocks Motorola, HP and IBM beat the growthier fellows, Microsoft and Intel.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Federal National Mortgage Association.......................  3.4%
  (Financial - Diversified)
Procter & Gamble Co. .......................................  3.4
  (Household Products - Non-Durables)
Intel Corp. ................................................  3.4
  (Electronics - Semiconductors)
Abbott Laboratories.........................................  3.3
  (Health Care - Diversified)
Johnson & Johnson...........................................  3.3
  (Health Care - Diversified)
Microsoft Corp. ............................................  3.2
  (Computers, Software & Services)
Kimberly-Clark Corp. .......................................  3.1
  (Household Products - Non-Durables)
General Electric Co. .......................................  2.8
  (Electrical Equipment)
Gannett Co., Inc. ..........................................  2.8
  (Publishing - Newspapers)
Albertson's, Inc. ..........................................  2.7
  (Retail - Food Chains)

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Gannett Co., Inc. ..........................................  $59,092
Emerson Electric Co. .......................................   57,969
MCI WorldCom, Inc. .........................................   46,677
Procter & Gamble Co. .......................................   42,899
Bestfoods...................................................   42,827


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Motorola, Inc. .............................................  $37,800
Willamette Industries, Inc. ................................   31,258
Chase Manhattan Corp. ......................................   24,584
Schlumberger, Ltd. .........................................   23,613
American Home Products Corp. ...............................   23,032

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Health Care (Diversified)...................................       11%
Household Products (Non-Durables) ..........................        7
Electrical Equipment........................................        6
Financial (Diversified).....................................        5
Banks (Major Regional)......................................        5
------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Washington Mutual took a 13.5% tumble. The bank's cost-cutting slowed as did excitement from its recent acquisitions. I still like the company's prospects.

   Ninety percent of our assets are invested in what I believe to be above-average-quality companies in industries with good long-term growth prospects that I can hold for three to five years. The remaining 10% is invested in special situations. These companies might be cyclicals or involved in merger/acquisitions with major cost-cutting potential. They could be restructuring or beginning a product cycle.

   I stayed with what I've done in the past. I added to existing holdings when I liked their price and sold parts of positions when they were on the high side. Much of our add-on activity was in stocks that did not perform well: Abbott Laboratories, Fannie Mae, Intel and Procter & Gamble.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large: 97% ($4 Bil. and above)
(2) Medium: 0% ($1 Bil. - $4 Bil.)
(3) Cash and Other: 3%

   I trimmed American Home Products, Citigroup, Dover Corp., and Allied Signal and sold all the Motorola and Willamette Industries when they reached our price objectives. By selling Willamette I decreased our exposure to an industry I think has below-average long-term prospects. I sold 40% of our Lockheed Martin because it continues to struggle and the fixes don't look easy.

   I added MCI Worldcom, which I think is well-positioned in data, voice and internet services. The stock was not cheap, but should MCI deliver the solid performance I expect it to, it will be worth it.

   We ended the period with just about $2.3 billion invested in 46 companies. Turnover in the portfolio remained low and steady, at 32.64% (annualized). And, the character we perceive in our portfolio is unchanged: high quality companies with predictable earnings growth.

Richard Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.3%

AEROSPACE/DEFENSE - 1.1%
       700,000   Lockheed Martin Corp.  ............................. $26,075

BANKS (MAJOR REGIONAL) - 5.1%
       625,000   Bank of America Corp.  .............................. 45,820
     1,125,000   Citigroup, Inc.  .................................... 53,438
       652,200   U.S. Bancorp ........................................ 22,175

BANKS (MONEY CENTER) - 2.5%
       700,000   Chase Manhattan Corp.  .............................. 60,638

BEVERAGES (ALCOHOLIC) - 1.5%
       500,000   Anheuser-Busch Co., Inc.  ........................... 35,469

BEVERAGES (NON-ALCOHOLIC) - 1.9%
     1,200,000   PepsiCo, Inc.  ...................................... 46,425

CHEMICALS - 4.1%
       625,000   Du Pont (E.I.) de Nemours & Co.  .................... 42,695
     1,113,600   Praxair, Inc.  ...................................... 54,497

COMPUTERS (HARDWARE) - 4.7%
       600,000   Hewlett-Packard Co.  ................................ 60,300
       400,000   International Business Machines Corp.  .............. 51,700

COMPUTERS (NETWORKING) - 0.7%
       600,000   *3Com Corp.  ........................................ 16,013

COMPUTERS (SOFTWARE & SERVICES) - 3.2%
       850,000   *Microsoft Corp.  ................................... 76,659

ELECTRICAL EQUIPMENT - 5.5%
     1,000,000   Emerson Electric Co.  ............................... 62,875
       600,000   General Electric Co.  ............................... 67,800

ELECTRONICS (SEMICONDUCTORS) - 3.4%
     1,350,000   Intel Corp.  ........................................ 80,325

ENTERTAINMENT - 1.3%
     1,000,000   The Walt Disney Co.  ................................ 30,813

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.4%
       800,000   Federal Home Loan Mortgage Corp.  .................. $46,400
     1,200,000   Federal National Mortgage Association ............... 82,050

FOODS - 2.6%
     1,250,000   Bestfoods ........................................... 61,875

HEALTH CARE (DIVERSIFIED) - 10.9%
     1,750,000   Abbott Laboratories ................................. 79,625
       750,000   American Home Products Corp.  ....................... 43,125
       825,000   Bristol-Myers Squibb Co.  ........................... 58,111
       800,000   Johnson & Johnson ................................... 78,400

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.5%
       800,000   Merck & Co., Inc.  .................................. 59,200

HOUSEHOLD PRODUCTS (NON-DURABLES) - 6.5%
     1,300,000   Kimberly-Clark Corp.  ............................... 74,100
       900,000   Procter & Gamble Co.  ............................... 80,325

INSURANCE (MULTI-LINE) - 3.3%
       400,000   American International Group, Inc.  ................. 46,825
       550,000   Hartford Financial Services Group, Inc.  ............ 32,072

MANUFACTURING (DIVERSIFIED) - 4.3%
     1,000,000   AlliedSignal, Inc.  ................................. 63,000
     1,138,800   Dover Corp.  ........................................ 39,858

OIL (DOMESTIC INTEGRATED) - 1.7%
       400,000   Mobil Corp.  ........................................ 39,600

OIL (INTERNATIONAL INTEGRATED) - 3.0%
       375,000   Exxon Corp.  ........................................ 28,922
       725,000   Royal Dutch Petroleum Co. (ADR) ..................... 43,681

PERSONAL CARE - 0.9%
       400,000   Avon Products, Inc.  ................................ 22,200

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PUBLISHING (NEWSPAPERS) - 2.8%
       935,000   Gannett Co., Inc.  ................................. $66,736

RAILROADS - 0.7%
       513,700   Burlington Northern Santa Fe Corp.  ................. 15,925

RETAIL (DEPARTMENT STORES) - 2.1%
     1,201,000   May Department Stores Co.  .......................... 49,091

RETAIL (FOOD CHAINS) - 2.7%
     1,267,500   Albertson's, Inc.  .................................. 65,355

RETAIL (GENERAL MERCHANDISE) - 0.9%
       470,000   Wal-Mart Stores, Inc.  .............................. 22,678

SAVINGS & LOANS - 2.6%
     1,750,000   Washington Mutual, Inc.  ............................ 61,906

SERVICES (DATA PROCESSING) - 1.1%
       600,000   Automatic Data Processing, Inc.  .................... 26,400

TELECOMMUNICATIONS (LONG DISTANCE) - 2.1%
       900,000   AT&T Corp.  ......................................... 50,231
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 4.4%
       900,000   Bell Atlantic Corp.  ............................. $  58,838
       550,000   *MCI WorldCom, Inc.  ................................ 47,438

TOBACCO - 1.9%
     1,150,000   Philip Morris Cos., Inc.  ........................... 46,216
                                                                      -------
TOTAL COMMON STOCKS ............................................... 2,323,897
                                                                      -------

COMMERCIAL PAPER - 2.8%

FINANCIAL (DIVERSIFIED) - 2.8%
    67,436,000   Associates First Capital
                 Corp. 5.60%, due 7/01/99 ............................ 67,436
                                                                      -------
TOTAL COMMERCIAL PAPER ............................................... 67,436
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 2,391,333
Other Assets, less Liabilities ...................................... (3,042)
                                                                      -------
NET ASSETS ....................................................... $2,388,291
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Income Fund Class A shares returned 5.27%* in the second quarter, 1.72%* year-to-date and (4.10%)* for the 12 months ending June 30, 1999. Class B shares returned 4.99%*, 1.31%* and (4.87%)* for the same respective periods. These results trail both the broad averages and the Fund's equity-income peers, which delivered 9.23%, 8.98% and 11.36% for the same respective periods according to Lipper, Inc. I am personally very disappointed in these returns. However, as I look through our portfolio and observe the markets, I see cause for encouragement in a number of areas.

   The best news is that the equity markets, which for the past year have been extremely narrow (a small number of stocks have been responsible for the indexes'
                             [PHOTO OF THOMAS RATH]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN               WITH SALES CHARGE            WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999   1 YEAR   5 YEAR   10 YEAR      1 YEAR   5 YEAR   10 YEAR
---------------------------------------------------------------------------------------------
Class A                              -9.62%   15.95%    11.55%      -4.10%   17.33%    12.21%
Class B                              -9.63%   16.74%    12.03%      -4.87%   16.96%    12.03%

INVESTMENT       SAFECO                SAFECO
VALUE WITH       INCOME                INCOME                   S&P
SALES             FUND                  FUND                    500
CHARGE          CLASS A                CLASS B                 INDEX
 6/30/89         $9,425                $10,000                $10,000
 7/31/89         $9,994                $10,604                $10,903
 8/31/89        $10,157                $10,777                $11,117
 9/30/89        $10,078                $10,693                $11,071
10/31/89         $9,697                $10,290                $10,814
11/30/89         $9,808                $10,406                $11,035
12/31/89        $10,002                $10,612                $11,300
 1/31/90         $9,496                $10,076                $10,542
 2/28/90         $9,540                $10,123                $10,677
 3/31/90         $9,613                $10,200                $10,960
 4/30/90         $9,252                 $9,817                $10,686
 5/31/90         $9,739                $10,334                $11,728
 6/30/90         $9,700                $10,292                $11,649
 7/31/90         $9,527                $10,108                $11,611
 8/31/90         $8,821                 $9,359                $10,562
 9/30/90         $8,459                 $8,975                $10,047
10/31/90         $8,255                 $8,758                $10,004
11/30/90         $8,761                 $9,295                $10,650
12/31/90         $8,926                 $9,471                $10,948
 1/31/91         $9,274                 $9,840                $11,425
 2/28/91         $9,808                $10,406                $12,242
 3/31/91         $9,957                $10,564                $12,538
 4/30/91        $10,065                $10,679                $12,568
 5/31/91        $10,369                $11,002                $13,111
 6/30/91        $10,109                $10,725                $12,511
 7/31/91        $10,396                $11,030                $13,093
 8/31/91        $10,711                $11,364                $13,404
 9/30/91        $10,694                $11,347                $13,180
10/31/91        $10,806                $11,465                $13,357
11/30/91        $10,360                $10,992                $12,818
12/31/91        $11,003                $11,674                $14,285
 1/31/92        $11,087                $11,763                $14,019
 2/28/92        $11,122                $11,801                $14,201
 3/31/92        $11,015                $11,687                $13,924
 4/30/92        $11,337                $12,029                $14,334
 5/31/92        $11,443                $12,142                $14,404
 6/30/92        $11,485                $12,186                $14,189
 7/31/92        $11,912                $12,639                $14,770
 8/31/92        $11,826                $12,547                $14,467
 9/30/92        $11,952                $12,681                $14,638
10/31/92        $11,731                $12,447                $14,688
11/30/92        $12,032                $12,767                $15,187
12/31/92        $12,265                $13,012                $15,373
 1/31/93        $12,532                $13,296                $15,501
 2/28/93        $12,770                $13,549                $15,712
 3/31/93        $13,202                $14,008                $16,044
 4/30/93        $13,022                $13,817                $15,656
 5/31/93        $13,195                $14,000                $16,074
 6/30/93        $13,263                $14,073                $16,121
 7/31/93        $13,195                $14,000                $16,056
 8/31/93        $13,628                $14,460                $16,664
 9/30/93        $13,666                $14,500                $16,536
10/31/93        $13,905                $14,752                $16,878
11/30/93        $13,735                $14,573                $16,718
12/31/93        $13,804                $14,646                $16,920
 1/31/94        $14,254                $15,124                $17,495
 2/28/94        $13,936                $14,785                $17,021
 3/31/94        $13,449                $14,270                $16,281
 4/30/94        $13,607                $14,437                $16,489
 5/31/94        $13,614                $14,445                $16,758
 6/30/94        $13,415                $14,233                $16,347
 7/31/94        $13,828                $14,673                $16,883
 8/31/94        $14,267                $15,137                $17,574
 9/30/94        $14,073                $14,932                $17,145
10/31/94        $14,049                $14,906                $17,529
11/30/94        $13,551                $14,377                $16,891
12/31/94        $13,653                $14,486                $17,141
 1/31/95        $13,999                $14,853                $17,585
 2/28/95        $14,436                $15,318                $18,269
 3/31/95        $14,847                $15,752                $18,808
 4/30/95        $15,163                $16,088                $19,361
 5/31/95        $15,606                $16,559                $20,147
 6/30/95        $15,799                $16,763                $20,614
 7/31/95        $16,415                $17,417                $21,297
 8/31/95        $16,533                $17,543                $21,350
 9/30/95        $17,034                $18,074                $22,251
10/31/95        $16,847                $17,875                $22,171
11/30/95        $17,436                $18,500                $23,142
12/31/95        $17,797                $18,883                $23,589
 1/31/96        $18,367                $19,487                $24,391
 2/28/96        $18,412                $19,535                $24,617
 3/31/96        $18,630                $19,767                $24,854
 4/30/96        $18,703                $19,844                $25,220
 5/31/96        $19,322                $20,501                $25,869
 6/30/96        $19,564                $20,757                $25,968
 7/31/96        $19,013                $20,173                $24,821
 8/31/96        $19,371                $20,553                $25,345
 9/30/96        $20,266                $21,503                $26,770
10/31/96        $21,006                $22,276                $27,509
11/30/96        $22,118                $23,435                $29,586
12/31/96        $22,061                $23,352                $29,000
 1/31/97        $22,937                $24,281                $30,809
 2/28/97        $22,968                $24,303                $31,053
 3/31/97        $22,106                $23,381                $29,780
 4/30/97        $22,421                $23,693                $31,555
 5/31/97        $24,025                $25,370                $33,473
 6/30/97        $25,015                $26,391                $34,973
 7/31/97        $26,366                $27,798                $37,755
 8/31/97        $25,954                $27,363                $35,641
 9/30/97        $27,118                $28,561                $37,593
10/30/97        $26,206                $27,587                $36,339
11/30/97        $27,149                $28,561                $38,020
12/31/97        $27,831                $29,271                $38,672
 1/31/98        $28,167                $29,736                $39,100
 2/28/98        $29,742                $31,387                $41,918
 3/31/98        $30,963                $32,648                $44,063
 4/30/98        $31,195                $32,868                $44,506
 5/31/98        $30,509                $32,121                $43,742
 6/30/98        $31,109                $32,742                $45,518
 7/31/98        $29,766                $31,305                $45,035
 8/31/98        $25,200                $26,481                $38,530
 9/30/98        $25,646                $26,938                $40,999
10/31/98        $27,173                $28,528                $44,331
11/30/98        $28,652                $30,057                $47,016
12/31/98        $29,328                $30,744                $49,724
 1/31/99        $29,776                $31,200                $51,803
 2/28/99        $27,709                $29,009                $50,191
 3/31/99        $28,339                $29,666                $52,199
 4/30/99        $29,355                $30,703                $54,219
 5/31/99        $29,041                $30,335                $52,940
 6/30/99        $29,833                $31,147                $55,878

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year," decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

gains) are broadening and I expect this to continue. The broadening began in about mid-April as investors became leery of the high valuations of the handful of mega-cap growth stocks that had driven the market indexes higher.

   As investors began to recognize the disparities in prices and bought stocks that have some value, a number of our holdings benefited. For instance, in the second quarter, Chancellor Media, a long-term major position in the Fund, and DuPont, a recent addition, both appreciated 17%. Hewlett-Packard climbed 48%. Minnesota Mining and Manufacturing was up 22%, while JC Penney and Kimberly-Clark gained 19 percent. As the market continues to broaden, I expect more of our "cheap" holdings to participate.

   I was more aggressive during the second quarter about reducing or eliminating losing positions. The decision to cut losses is one of the most difficult investment decisions to make. While I still believe that patience is a virtue, I redoubled my scrutiny of companies that stumble or are surrounded by some controversy.

   In that vein, I substantially reduced our position in Prison Realty, with the goal of eliminating it from the portfolio. The unraveling of Prison Realty was a significant reason for the

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Merrill Lynch & Co.
  7.875%, Cvt. .............................................  4.7%
Chancellor Media Corp.
  7.00% Cvt. ...............................................  4.6
  (Broadcasting - TV, Radio & Cable)
Conseco, Inc. ..............................................  4.4
  (Insurance - Life & Health)
Finova Group, Inc. .........................................  3.6
  (Financial Diversified)
Kimberly-Clark Corp. .......................................  2.9
  (Household Products - Non-Durables)
MICROS Systems, Inc. .......................................  2.9
  (Computers - Hardware)
GATX Corp. .................................................  2.7
  (Railroads)
American Home Products Corp. ...............................  2.7
  (Health Care - Diversified)
GTE Corp. ..................................................  2.6
  (Telephone)
Chase Manhattan Corp. ......................................  2.5
  (Banks - Money Center)

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Cadence Design Systems, Inc. ...............................  $ 8,358
Bristol-Myers Squibb Co. ...................................    7,641
Conseco, Inc. ..............................................    5,868
Iron Mountain, Inc. ........................................    5,406
American Stores Co. ........................................    4,662


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Chancellor Media Corp. .....................................  $11,537
American Home Products Corp. ...............................    8,118
SCI Systems, Inc. ..........................................    8,021
Exxon Corp. ................................................    7,411
Automatic Data Processing...................................    7,270

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Financial (Diversified).....................................       10%
Health Care (Diversified)...................................        6
Broadcasting (TV, Radio & Cable)............................        6
Real Estate Investment Trust................................        5
Insurance (Life & Health)...................................        5
------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

underperformance of the Fund year-to-date. Painful as it is to sell the stock at a loss, I believe that the money is better invested elsewhere.

   I established four new positions during the quarter. Two, Bristol-Myers Squibb and Abbott Labs, are in the health care sector, which declined recently as investors rotated out of health care in search of more cyclical earnings. I viewed that as an opportunity to establish long-term positions in strong companies at attractive prices. With the graying of the baby boom generation, I think these can be core holdings for some time.

   The other two newcomers are Cadence Design, which provides electronic design automation software to major semiconductor manufacturers, and Iron Mountain, a document storage services company with high recurring revenues and increasing margins.

   I expanded our position in Merrill Lynch 7 7/8% strypes, a security that is payable with common shares of Ciber, Inc., which is an information technology services company that I think has great potential.

   Conseco was unexplainably flat. We think this very cheap insurance stock will ultimately be valued higher, primarily due to its acquisition of Green Tree Financial, and growth of that subsidiary.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large: 54% ($4 Bil. and above)
(2) Medium: 16% ($1 Bil. - $4 Bil.)
(3) Small: 9% (Less than $1 Bil.)
(4) Preferred Stocks: 14%
(5) Corporate Bonds: 4%
(6) Cash and Other: 3%

   Finova stands to benefit by the attractive warrants it acquired when it bought Sirrom Capital. Sirrom takes warrants of the venture stage companies it makes loans to, some of which are internet companies.

   With corporate earnings accelerating and interest rates holding steady, I see the backdrop for stocks as almost ideal. Still, I remain concerned that large-cap stocks are overpriced and we could see a 10% to 20% correction.

   I continue to manage the Fund using the same fundamental principles that made it a top quartile fund just one year ago. I look for quality companies that have dominant market positions, growing revenues and earnings, and reasonable valuations. I believe that our adherence to these criteria will ultimately be rewarded. I look forward to being able to report much improved results to you in future quarters.

Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 78.7%

AEROSPACE/DEFENSE - 1.6%
       155,000   Lockheed Martin Corp.  ............................. $ 5,774

BANKS (MAJOR REGIONAL) - 2.1%
        99,111   Bank of America Corp.  ............................... 7,266

BANKS (MONEY CENTER) - 2.5%
       100,000   Chase Manhattan Corp.  ............................... 8,663

BEVERAGES (NON-ALCOHOLIC) - 2.3%
       210,000   PepsiCo, Inc.  ....................................... 8,124

BROADCASTING (TV, RADIO & CABLE) - 1.0%
        68,300   *Emmis Communications Corp. (Class A) ................ 3,372

CHEMICALS - 1.4%
        70,000   Du Pont (E.I.) de Nemours Co...........................4,782

COMPUTERS (HARDWARE) - 4.0%
        38,500   Hewlett-Packard Co.  ................................. 3,869
       298,800   *MICROS Systems, Inc.  .............................. 10,159

COMPUTERS (PERIPHERALS) - 0.9%
       127,200   *Quantum Corp.  ...................................... 3,069

COMPUTERS (SOFTWARE & SERVICES) - 1.6%
       437,000   *Cadence Design Systems, Inc.  ....................... 5,572

ELECTRIC COMPANIES - 3.7%
       250,000   NIPSCO Industries, Inc.  ............................. 6,453
       454,700   USEC, Inc.  .......................................... 6,764

ELECTRICAL EQUIPMENT - 1.9%
        60,000   General Electric Co.  ................................ 6,780

FINANCIAL (DIVERSIFIED) - 5.1%
        80,000   Federal National Mortgage Association ................ 5,470
       238,760   Finova Group, Inc.  ................................. 12,565

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOODS - 0.8%
       110,000   ConAgra, Inc.  ..................................... $ 2,929

HEALTH CARE (DIVERSIFIED) - 6.1%
        80,000   Abbott Laboratories .................................. 3,640
       167,000   American Home Products Corp.  ........................ 9,603
       120,000   Bristol-Myers Squibb Co.  ............................ 8,453

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.1%
        67,000   Pharmacia & Upjohn, Inc.  ............................ 3,806

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.9%
        90,000   Merck & Co., Inc.  ................................... 6,660

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 0.4%
        28,700   Beckman Coulter, Inc.  ............................... 1,396

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.9%
       180,000   Kimberly-Clark Corp.  ............................... 10,260

INSURANCE (LIFE & HEALTH) - 4.4%
       510,000   Conseco, Inc.  ...................................... 15,523

INSURANCE (MULTI-LINE) - 1.2%
        75,000   Hartford Financial Services Group, Inc.  ............. 4,373

LEISURE TIME (PRODUCTS) - 0.3%
       144,400   *Family Golf Centers, Inc.  .......................... 1,110

LODGING (HOTELS) - 0.6%
       320,000   *Suburban Lodges of America, Inc.  ................... 2,060

MANUFACTURING (DIVERSIFIED) - 2.0%
        80,000   Minnesota Mining & Manufacturing Co.  ................ 6,955

OIL (DOMESTIC INTEGRATED) - 2.3%
        81,000   Mobil Corp.  ......................................... 8,019

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 4.1%
       100,000   Royal Dutch Petroleum Co. (ADR) .................... $ 6,025
       135,000   Texaco, Inc.  ........................................ 8,438

RAILROADS - 2.7%
       252,868   GATX Corp.  .......................................... 9,625

REAL ESTATE INVESTMENT TRUST - 5.0%
       100,000   Equity Residential Properties Trust .................. 4,506
       205,000   First Industrial Realty Trust, Inc.  ................. 5,625
       185,000   Liberty Property Trust ............................... 4,602
       307,700   Prison Realty Corp.  ................................. 3,019

RETAIL (DEPARTMENT STORES) - 2.0%
       145,000   J.C. Penney Co., Inc.  ............................... 7,042

RETAIL (FOOD CHAINS) - 2.2%
       148,050   Albertson's, Inc.  ................................... 7,634

SAVINGS & LOANS - 1.7%
       171,000   Washington Mutual, Inc.  ............................. 6,049

SERVICES (COMMERCIAL & CONSUMER) - 1.9%
        37,300   Central Parking Corp.  ............................... 1,278
       190,700   *Iron Mountain, Inc.  ................................ 5,459

SERVICES (DATA PROCESSING) - 1.1%
        90,000   Automatic Data Processing, Inc.  ..................... 3,960

TELEPHONE - 2.6%
       120,000   GTE Corp.  ........................................... 9,090

TOBACCO - 1.1%
        93,000   Philip Morris Cos., Inc.  ............................ 3,737

WASTE MANAGEMENT - 2.3%
       273,200   Landauer, Inc.  ...................................... 8,059
                                                                       ------
TOTAL COMMON STOCKS ................................................. 277,615
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCKS - 14.1%

BROADCASTING (TV, RADIO & CABLE) - 4.6%
       106,000   Chancellor Media Corp.
                 7.00% Convertible .................................. $16,284

FINANCIAL (DIVERSIFIED) - 4.7%
       397,400   Merrill Lynch & Co.
                 7.875% Convertible .................................. 16,691

INSURANCE (LIFE & HEALTH) - 0.5%
        46,300   Conseco Financial Trust Series F
                 7.00%, due 2/16/01 ................................... 1,861

REAL ESTATE INVESTMENT TRUST - 0.3%
        68,900   Prison Realty Trust, Inc.
                 8.00% Series A ....................................... 1,081

SERVICES (COMMERCIAL & CONSUMER) - 1.8%
       311,200   Central Parking
                 5.25% Convertible .................................... 6,263

TELEPHONE - 2.1%
        98,000   Salomon, Inc. 6.25% Exchangeable Convertible to
                 Cincinnati Bell, Inc.  ............................... 7,546
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 49,726
                                                                       ------

CORPORATE BONDS - 4.2%

COMPUTERS (PERIPHERALS) - 1.2%
    $4,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................... 4,230

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.0%
     2,500,000   ALZA Corp.
                 5.00%, due 5/01/06 ................................... 3,415

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
LEISURE TIME (PRODUCTS) - 2.1%
   $11,500,000   #Family Golf Centers, Inc.
                 (144A)
                 5.75%, due 10/15/04 (acquired 10/10/97) ............ $ 7,317
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 14,962
                                                                       ------

CASH EQUIVALENTS - 1.9%

INVESTMENT COMPANIES
     6,809,941   SSgA Prime Money Market Portfolio .................... 6,810
                                                                       ------
TOTAL CASH EQUIVALENTS ................................................ 6,810
                                                                       ------
TOTAL INVESTMENTS - 98.9% ........................................... 349,113
Other Assets, less Liabilities ........................................ 3,807
                                                                       ------
NET ASSETS ......................................................... $352,920
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $11,552,316 and total value is 2.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Northwest Fund shares outpaced its growth fund peers and the S&P 500 over the quarter and six months ended June 30, 1999. Class A shares returned 14.78%* and 18.11%* and Class B shares 14.51%* and 17.62%* for the same respective period. The average growth fund returned 7.07% and 11.65%, according to Lipper, Inc. The S&P 500 returned 7.05% and 12.38% for the respective periods.

   For the latest 12 months, the Fund's Class A shares were up 13.41%*. Class B shares were up 12.69%*. The peers returned 18.87% and the S&P gained 22.76%.

   Northwest stocks have flour-

                       [PHOTO OF WILLIAM B. WHITLOW JR.]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                     WITH SALES CHARGE                    WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999     1 YEAR   5 YEAR   SINCE INCEPTION*    1 YEAR    5 YEAR    SINCE INCEPTION*
-----------------------------------------------------------------------------------------------------------------
Class A                                 6.89%   15.61%        12.74%         13.41%    16.99%          13.55%
Class B                                 7.69%   16.36%        13.30%         12.69%    16.57%          13.30%

INVESTMENT       SAFECO                SAFECO
VALUE WITH      NORTHWEST             NORTHWEST                 S&P                 WM GROUP
SALES             FUND                  FUND                    500                   NW 50
CHARGE          CLASS A               CLASS B                  INDEX                  INDEX
 2/28/91         $9,425                $10,000                $10,000                $10,000
 3/31/91         $9,703                $10,295                $10,242                $10,409
 4/30/91         $9,987                $10,596                $10,267                $10,666
 5/31/91        $10,328                $10,958                $10,710                $11,305
 6/30/91         $9,724                $10,317                $10,220                $10,552
 7/31/91        $10,303                $10,932                $10,696                $11,063
 8/31/91        $10,731                $11,386                $10,949                $11,510
 9/30/91        $10,467                $11,106                $10,766                $11,292
10/31/91        $10,363                $10,995                $10,911                $11,285
11/30/91         $9,725                $10,318                $10,471                $10,836
12/31/91        $10,907                $11,573                $11,669                $12,133
 1/31/92        $11,378                $12,072                $11,452                $12,767
 2/28/92        $11,742                $12,459                $11,601                $12,958
 3/31/92        $11,484                $12,185                $11,375                $12,545
 4/30/92        $11,081                $11,757                $11,709                $11,973
 5/31/92        $11,196                $11,879                $11,766                $11,865
 6/30/92        $10,842                $11,504                $11,591                $11,450
 7/31/92        $11,092                $11,770                $12,065                $11,567
 8/31/92        $10,794                $11,453                $11,818                $11,250
 9/30/92        $11,244                $11,931                $11,957                $11,693
10/31/92        $11,620                $12,329                $11,998                $12,156
11/30/92        $12,111                $12,850                $12,406                $12,701
12/31/92        $12,443                $13,202                $12,558                $12,725
 1/31/93        $12,493                $13,255                $12,663                $12,821
 2/28/93        $11,879                $12,605                $12,835                $12,420
 3/31/93        $12,345                $13,098                $13,106                $12,932
 4/30/93        $11,841                $12,563                $12,789                $12,641
 5/31/93        $12,097                $12,836                $13,130                $12,953
 6/30/93        $11,984                $12,715                $13,169                $12,675
 7/31/93        $11,884                $12,610                $13,116                $12,220
 8/31/93        $12,221                $12,967                $13,612                $12,721
 9/30/93        $12,212                $12,957                $13,508                $12,434
10/31/93        $12,370                $13,125                $13,787                $12,881
11/30/93        $12,420                $13,177                $13,656                $13,158
12/31/93        $12,571                $13,338                $13,821                $13,334
 1/31/94        $12,793                $13,574                $14,291                $13,737
 2/28/94        $13,116                $13,917                $13,904                $13,941
 3/31/94        $12,561                $13,328                $13,299                $13,449
 4/30/94        $12,531                $13,295                $13,470                $13,409
 5/31/94        $12,722                $13,499                $13,689                $13,611
 6/30/94        $12,397                $13,154                $13,354                $13,198
 7/31/94        $12,580                $13,347                $13,792                $13,300
 8/31/94        $13,145                $13,948                $14,356                $14,068
 9/30/94        $12,846                $13,629                $14,005                $13,530
10/31/94        $12,723                $13,499                $14,319                $13,449
11/30/94        $12,406                $13,163                $13,798                $13,209
12/31/94        $12,377                $13,131                $14,002                $13,281
 1/31/95        $12,530                $13,293                $14,365                $13,224
 2/28/95        $12,846                $13,629                $14,924                $13,668
 3/31/95        $13,275                $14,084                $15,364                $14,102
 4/30/95        $13,449                $14,269                $15,816                $14,526
 5/31/95        $13,653                $14,485                $16,458                $14,528
 6/30/95        $14,326                $15,201                $16,840                $15,409
 7/31/95        $15,073                $15,992                $17,397                $15,993
 8/31/95        $15,206                $16,133                $17,440                $16,299
 9/30/95        $15,288                $16,220                $18,176                $16,897
10/31/95        $15,107                $16,029                $18,111                $16,507
11/30/95        $15,075                $15,995                $18,904                $16,753
12/31/95        $14,872                $15,780                $19,269                $16,957
 1/31/96        $15,014                $15,930                $19,924                $17,518
 2/28/96        $15,471                $16,415                $20,110                $17,921
 3/31/96        $16,408                $17,409                $20,303                $17,826
 4/30/96        $16,854                $17,882                $20,602                $18,898
 5/31/96        $17,137                $18,183                $21,132                $19,204
 6/30/96        $16,780                $17,803                $21,213                $19,123
 7/31/96        $15,986                $16,960                $20,276                $18,188
 8/31/96        $16,497                $17,504                $20,704                $19,088
 9/30/96        $16,756                $17,778                $21,868                $19,583
10/31/96        $16,331                $17,314                $22,471                $19,446
11/30/96        $17,048                $18,062                $24,168                $20,852
12/31/96        $17,097                $18,101                $23,689                $21,348
 1/31/97        $18,337                $19,404                $25,168                $22,302
 2/28/97        $18,337                $19,391                $25,366                $22,719
 3/31/97        $17,571                $18,565                $24,326                $22,097
 4/30/97        $18,191                $19,211                $25,776                $23,084
 5/31/97        $19,395                $20,475                $27,343                $24,975
 6/30/97        $20,502                $21,636                $28,568                $26,156
 7/31/97        $22,276                $23,481                $30,841                $28,542
 8/31/97        $21,681                $22,836                $29,115                $27,620
 9/30/97        $22,763                $23,958                $30,709                $29,553
10/30/97        $21,681                $22,823                $29,685                $27,603
11/30/97        $22,617                $23,791                $31,058                $29,281
12/31/97        $22,361                $23,518                $31,591                $28,622
 1/31/98        $22,141                $23,285                $31,940                $28,511
 2/28/98        $24,396                $25,652                $34,242                $31,422
 3/31/98        $24,694                $25,954                $35,994                $32,920
 4/30/98        $25,290                $26,574                $36,356                $32,795
 5/31/98        $23,437                $24,606                $35,732                $31,211
 6/30/98        $23,955                $25,128                $37,183                $33,162
 7/31/98        $22,465                $23,559                $36,788                $31,136
 8/31/98        $17,992                $18,867                $31,475                $26,170
 9/30/98        $19,029                $19,941                $33,491                $27,402
10/31/98        $20,209                $21,165                $36,213                $30,458
11/30/98        $21,919                $22,954                $38,407                $33,939
12/31/98        $23,003                $24,076                $40,619                $38,022
 1/31/99        $24,377                $25,494                $42,316                $39,949
 2/28/99        $23,422                $24,479                $41,000                $39,386
 3/31/99        $23,671                $24,729                $42,640                $42,175
 4/30/99        $24,194                $25,245                $44,291                $43,883
 5/31/99        $25,282                $26,370                $43,245                $43,975
 6/30/99        $27,168                $28,318                $45,645                $46,046

*The Fund's inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ished over the last nine months as the market anticipates renewed growth in Asian economies. In fact, the export companies that hurt us so badly last year have helped us year-to-date.

   However, because we had a position of size, it was a Seattle-based biotech that develops vaccines that made the biggest contribution to our portfolio over the quarter. Corixa is gaining investor visibility through partnerships and acquisitions.

   Helping us continue to outperform is our heavy weighting in technology stocks. One aspect of my strategy regarding technology stocks is to buy companies that enable internet use, such as Microsoft, Intel, F5 Networks and telecommunications providers.
   F5 Networks is a company that went public on June 4 with a software product that improves internet efficiency. We sold our initial investment in F5 after it spiked 310%, but are retaining the rest at a 2.0% position. Visio and Hewlett-Packard, other members of our core technology pack, were other big contributors during the latest quarter.

   I reduced my position in three of our telecommunications holdings after they'd done very well. Nextlink, a local exchange carrier that had gained 162% in the first
                                   HIGHLIGHTS
                        -------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Microsoft Corp. ............................................  6.8%
  (Computers - Software & Services)
Visio Corp. ................................................  4.7
  (Computers - Software & Services)
Costco Companies, Inc. .....................................  4.6
  (Retail - General Merchandise)
Intel Corp. ................................................  3.7
  (Electronics - Semiconductors)
Hewlett-Packard Co. ........................................  3.6
  (Computers - Hardware)
Starbucks Corp. ............................................  3.5
  (Restaurants)
Albertson's, Inc. ..........................................  3.4
  (Retail Food Chains)
Schnitzer Steel Industrial, Inc. ...........................  3.4
  (Iron & Steel)
Corixa Corp. ...............................................  3.3
  (Biotechnology)
Washington Mutual, Inc. ....................................  3.2
  (Savings & Loans)

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Mylan Laboratories, Inc. ...................................  $ 2,388
Visio Corp. ................................................    2,346
Western Wireless Corp. (Class A)............................    1,814
Assisted Living Concepts, Inc. .............................    1,706
Northwest Airlines Corp. ...................................    1,239


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Eagle Hardware & Garden, Inc. ..............................  $ 3,420
Weyerhaeuser Co. ...........................................    2,444
Starbucks Corp. ............................................    2,113
Microsoft Corp. ............................................    1,808
Boeing Co. .................................................    1,736

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Computers (Software & Services).............................       15%
Health Care (Major Pharmaceuticals).........................        5
Banks (Major Regional)......................................        5
Health Care (Medical Products and Supplies).................        4
Savings & Loans.............................................        4
------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

half of '99; Western Wireless of Issaquah, which was up 128%, and Western's spin-off, Voice Stream.

   Microsoft--the largest company in terms of market value in the world, not just the Northwest--took a breather during the quarter. Microsoft now comprises 62% of the value of our universe of publicly-traded Northwest Companies.

   Conversly, Boeing is becoming less a part of the Northwest economy and it's on the downside of its commercial aircraft cycle. We don't own it.

   My overriding strategy is to buy and hold core growth stocks. Washington Mutual, Microsoft, Costco, Starbucks and Expeditors International are stocks I intend to keep in our portfolio, despite the vagaries of their short-term performance. I'll cut their position size and take profits when these stocks are trading richly; and I will add more shares when a fall from grace drops them into our buy range.

   I've overweighted the Fund with technology and export-related businesses, which I believe are the true long-term drivers of the Northwest economy.

   I also try to take advantage of cyclical and sector opportunities as they appear. Schnitzer Steel and Northwest Airlines are examples of two special opportunities we're involved in because of their sensitivity to the unfolding Asian recovery.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: 36% ($4 Bil. and above)
Medium: 18% ($1 Bil. - $4 Bil.)
Small: 46% (Less than $1 Bil.)

   After the Asia crisis virtually scrapped Schnitzer Steel, I kept the stock as a value play. Schnitzer has roughly half the West Coast market for scrap steel, with 30% of its business in Asia. Indeed, Schnitzer has come back nicely with Asia.

   Having concluded that Asia is improving, I initiated our position in Northwest Airlines, which derives about one-third of its business from Asia. Expeditors gives us Asian exposure as well. A high percentage of the freight it moves originates or terminates in the Pacific Rim.

   We expect growth in the Northwest economy, slowed by Boeing employment reductions, to parallel the national economy through 2000. After that we expect our regional economy fueled by our Far East ties and our edge on technology to break away.

William B. Whitlow
------------------------------------------------------------------

William B. Whitlow, Jr. began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.6%

AIR FREIGHT - 3.0%
        81,000   Expeditors International of Washington, Inc.  ....... $2,207

AIRLINES - 1.7%
        38,000   *Northwest Airlines Corp.  ........................... 1,235

BANKS (MAJOR REGIONAL) - 4.5%
        63,000   U.S. Bancorp ......................................... 2,142
        68,000   West Coast Bancorp, Inc.  ............................ 1,190

BANKS (REGIONAL) - 2.0%
        78,000   Heritage Financial Corp.  .............................. 668
        79,000   Washington Banking Co.  ................................ 830

BIOTECHNOLOGY - 3.3%
       139,000   *Corixa Corp.  ....................................... 2,476

BUILDING MATERIALS - 3.2%
        77,000   TJ International, Inc.  .............................. 2,387

CHEMICALS (DIVERSIFIED) - 3.0%
       139,500   Penford Corp.  ....................................... 2,267

COMPUTERS (HARDWARE) - 4.2%
        19,200   *Apex, Inc.  ........................................... 394
        27,000   Hewlett-Packard Co.  ................................. 2,714

COMPUTERS (SOFTWARE & SERVICES) - 14.9%
        36,000   *F5 Networks, Inc.  .................................. 1,476
        56,000   *Microsoft Corp.  .................................... 5,051
        49,000   *ONYX Software Corp.  ................................ 1,060
        93,000   *Visio Corp.  ........................................ 3,540

ELECTRONICS (SEMICONDUCTORS) - 3.7%
        46,000   Intel Corp.  ......................................... 2,737

ENGINEERING & CONSTRUCTION - 2.0%
       145,000   *Morrison Knudsen Corp.  ............................. 1,495

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.8%
        23,000   American Home Products Corp.  ....................... $1,323

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.5%
        77,000   *PathoGenesis Corp.  ................................. 1,092

HEALTH CARE (LONG-TERM CARE) - 3.2%
       280,000   *Assisted Living Concepts, Inc. (Illiquid) ............. 805
       157,000   *Emeritus Corp.  ..................................... 1,550

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.6%
        85,000   Mylan Laboratories, Inc.  ............................ 2,253
       151,000   *Penwest Pharmaceuticals Co.  ........................ 1,208

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 4.3%
       232,000   *Protocol Systems, Inc.  ............................. 2,016
        72,000   *SonoSite, Inc.  ..................................... 1,224

INSURANCE (LIFE & HEALTH) - 3.0%
        76,000   *StanCorp Financial Group, Inc.  ..................... 2,280

IRON & STEEL - 3.4%
       112,000   Schnitzer Steel Industries, Inc........................2,513

LEISURE TIME (PRODUCTS) - 2.9%
       146,100   *Ambassadors International, Inc.  .................... 2,173

LODGING (HOTELS) - 1.9%
       167,800   *Cavanaughs Hospitality Corp.  ....................... 1,416

RESTAURANTS - 3.5%
        70,400   *Starbucks Corp.  .................................... 2,644

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (FOOD CHAINS) - 6.6%
        49,120   Albertson's, Inc.  .................................. $2,533
        86,000   Kroger Co.  .......................................... 2,403

RETAIL (GENERAL MERCHANDISE) - 3.7%
        35,000   *Costco Companies, Inc.  ............................. 2,802

SAVINGS & LOANS - 4.2%
        64,000   Riverview Bancorp, Inc.  ............................... 720
        68,500   Washington Mutual, Inc.  ............................. 2,423

SERVICES (DATA PROCESSING) - 2.8%
       250,000   *ARIS Corp.  ......................................... 2,078

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.0%
        43,000   *VoiceStream Wireless Corp.  ......................... 1,223
        37,000   *Western Wireless Corp. (Class A) ...................... 999

TELEPHONE - 2.9%
        29,000   *NEXTLINK Communications, Inc. (Class A) ............. 2,157
                                                                        -----
TOTAL COMMON STOCKS .................................................. 73,701
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 0.6%

INVESTMENT COMPANIES
       411,194   SSgA Prime Money Market Portfolio ................... $  411
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 411
                                                                        -----
TOTAL INVESTMENTS - 99.1% ............................................ 74,112
Other Assets, less Liabilities .......................................... 648
                                                                        -----
NET ASSETS .......................................................... $74,760
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO Balanced Fund Class A shares returned 6.12%*, 4.38%* and 10.25%*, in the second quarter, six and 12 months ended June 30. Class B shares returned 6.02%*, 3.96%* and 9.50%* for the same respective periods. The average balanced fund returned 4.43%, 5.57% and 9.98% respectively, according to Lipper, Inc.

    A split benchmark (60% S&P 500 and 40% Lehman Government/Corporate Index) returned 3.79%, 6.52% and 14.74% for the quarter, six months and year just ended.

                             [PHOTO OF REX BENTLEY]

    We beat the combined index and peer groups for the latest quarter because the value style of investing returned to favor. The bonds in the Fund, however, had a negative total return as interest rates increased.

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                WITH SALES CHARGE             WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999    1 YEAR     SINCE INCEPTION*      1 YEAR   SINCE INCEPTION*
------------------------------------------------------------------------------------------------
Class A                                3.91%          10.98%           10.25%        12.92%
Class B                                4.50%          11.52%            9.50%        12.19%

                                                      60% S&P 500/
                                                       40% LEHMAN
INVESTMENT      SAFECO              SAFECO              BROTHERS
VALUE WITH     BALANCED            BALANCED            GOVERNMENT/
SALES            FUND                FUND               CORPORATE
CHARGE         CLASS A             CLASS B                INDEX
 1/31/96        $9,425              $10,000              $10,000
 2/28/96        $9,378               $9,950               $9,971
 3/31/96        $9,441              $10,017               $9,995
 4/30/96        $9,498              $10,077              $10,056
 5/31/96        $9,630              $10,218              $10,204
 6/30/96        $9,749              $10,345              $10,282
 7/31/96        $9,531              $10,112              $10,019
 8/31/96        $9,654              $10,243              $10,137
 9/30/96        $9,989              $10,599              $10,551
10/31/96       $10,191              $10,803              $10,824
11/30/96       $10,624              $11,252              $11,394
12/31/96       $10,495              $11,112              $11,208
 1/30/97       $10,810              $11,434              $11,633
 2/28/97       $10,898              $11,517              $11,698
 3/31/97       $10,515              $11,111              $11,354
 4/30/97       $10,752              $11,351              $11,826
 5/31/97       $11,197              $11,810              $12,302
 6/30/97       $11,484              $12,096              $12,692
 7/31/97       $12,141              $12,777              $13,453
 8/31/97       $11,674              $12,274              $12,941
 9/30/97       $11,990              $12,607              $13,447
10/30/97       $11,860              $12,459              $13,264
11/30/97       $12,059              $12,660              $13,660
12/31/97       $12,204              $12,803              $13,858
 1/31/98       $12,288              $12,880              $14,028
 2/28/98       $12,826              $13,432              $14,624
 3/31/98       $13,111              $13,727              $15,091
 4/30/98       $13,037              $13,627              $15,212
 5/31/98       $12,910              $13,494              $15,106
 6/30/98       $12,948              $13,528              $15,535
 7/31/98       $12,661              $13,217              $15,441
 8/31/98       $11,810              $12,318              $14,224
 9/30/98       $12,441              $12,979              $14,933
10/31/98       $13,094              $13,658              $15,619
11/30/98       $13,500              $14,059              $16,224
12/31/98       $13,677              $14,250              $16,800
 1/31/99       $13,687              $14,238              $17,269
 2/28/99       $13,262              $13,784              $16,782
 3/31/99       $13,453              $13,973              $17,219
 4/30/99       $14,038              $14,580              $17,635
 5/31/99       $14,026              $14,557              $17,313
 6/30/99       $14,275              $14,814              $17,867

*Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

(A longer comparison against the index reflects that our value style of investing was out of favor.)

    The equity portfolio is currently benefiting from a pro-cyclical tilt. We are overweighted in strong performing sectors such as basic materials, capital goods and energy; and underweighted in the poor-performing health care sector. Our consumer cyclical names including Armstrong, JC Penney, and New York Times also added value in the last quarter.

    We have initiated positions in Xerox, MCI Worldcom, Bank of America, and Abbott Labs. Concerns abroad gave us the opportunity to purchase Xerox at a discount. Xerox is transitioning to digital copiers and expanding its retail channels. MCI Worldcom is well positioned in the communications services business through data, voice and Internet services. We bought Bank of America, after it declined on concerns about rising interest rates. We expect earnings to accelerate from merger savings and increased market share. We purchased Abbott Labs when the stock slipped on concerns its acquisition of Alza would dilute earnings. We think Abbott's earnings will accelerate next year.

                           [PHOTO OF MICHAEL HUGHES]
                         [PHOTO OF LYNETTE D. SAGVOLD]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN STOCK HOLDINGS                                      NET ASSETS
----------------------------------------------------------------------
Chase Manhattan Corp. ......................................  1.9%
  (Banks - Money Center)
Mobil Corp. ................................................  1.8
  (Oil - Domestic Integrated)
Kimberly-Clark Corp. .......................................  1.7
  (Household Products - Non-Durables)
GTE Corp. ..................................................  1.7
  (Telephone)
Albertson's, Inc. ..........................................  1.6
  (Retail - Food Chains)
Banc One Corp. .............................................  1.5
  (Banks - Regional)
Crane Co. ..................................................  1.5
  (Manufacturing - Diversified)
ALLTEL Corp. ...............................................  1.4
  (Telephone)
Praxair, Inc. ..............................................  1.4
  (Chemicals)
Intel Corp. ................................................  1.3
  (Electronics - Semiconductors)

TOP FIVE PURCHASES
(COMMON STOCKS)                                                     COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
ALLTEL Corp. ...............................................  $   315
Abbott Laboratories.........................................      308
Nortel Networks Corp. ......................................      268
Interpublic Group Cos., Inc. ...............................      265
Mylan Laboratories, Inc. ...................................      264


TOP FIVE SALES
(COMMON STOCKS)                                                 PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Corning, Inc. ..............................................  $   460
Motorola, Inc. .............................................      386
Wendy's International, Inc. ................................      347
Beckman Coulter, Inc. ......................................      277
Hewlett-Packard Co. ........................................      214

TOP FIVE INDUSTRIES                                         PERCENT OF
(COMMON STOCKS)                                             NET ASSETS
----------------------------------------------------------------------
Telephone...................................................    7%
Health Care (Diversified)...................................    4
Manufacturing (Diversified).................................    4
Oil (Domestic Integrated)...................................    3
Foods.......................................................    3
----------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    We eliminated positions in Motorola and Wendy's International as they approached our price targets. We sold Beckman Coulter because cost savings were not materializing as we anticipated and revenues continued to be disappointing.

    Our belief in value-style investing remains unchanged. We buy stocks with discount valuation characteristics that have attractive earnings prospects. At quarter end, the equity portion of the SAFECO Balanced Fund had a P/E ratio based on 1999 earnings of 19.5 compared to 27.8 for the S&P 500, according to Baseline. And the projected earnings growth rate for the stocks in our portfolio is higher than that of the S&P 500.

    We believe that the valuation differential between growth and value stocks remains extraordinary and that value stocks are priced at extremely attractive levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
BALANCED FUND
(1) Large: 55% ($4 Bil. and above)
(2) Medium: 8% ($1 Bil. - $4 Bil.)
(3) Small: 0% (Less than $1 Bil.)
(4) Corporate Bonds: 8%
(5) Asset Backed Securities: 3%
(6) U.S. Government Securities: 20%
(7) Cash and Other: 6%

    On the bond side, the conservative structure of our bond portfolio contributed to its weak performance. About 75% of the bonds in the Fund are U.S. government and high-quality corporate bonds with maturities of 5 to 10 years. This maturity range has typically provided a generous yield premium with limited interest-rate risk.

    However, so far this year, securities on this part of the yield curve have been punished by fears of an extend series of interest rate hikes, massive new issue supply and mortgage-backed hedging activity. As a result, the high-quality intermediate securities we hold underperformed the broader market averages.

    Still, we are keeping to our goals of yield, quality, and liquidity. At June 30, the bond portfolio's average maturity was 10.87 years.

    We currently have 50% of the bonds invested in U.S. Treasuries, 24% in high quality corporate bonds, 20% in mortgage-backed and asset-backed securities and 6% in U.S. Government agency bonds. The average credit quality of the portfolio is AA+.

    We are currently targeting a 60% equity and 40% fixed-income asset allocation. At quarter end, SAFECO Balanced Fund was 62.7% in stocks, 35.7% in bonds, and 1.8% in cash.

Rex L. Bentley
Michael Hughes
Lynette D. Sagvold
----------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a BS in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 62.7%
AEROSPACE/DEFENSE - 1.2%
         3,600   Boeing Co.  ........................................... $159
         3,600   Lockheed Martin Corp.  ................................. 134

BANKS (MAJOR REGIONAL) - 2.4%
         4,000   Bank of America Corp.  ................................. 293
         9,100   KeyCorp ................................................ 292

BANKS (MONEY CENTER) - 1.9%
         5,300   Chase Manhattan Corp.  ................................. 459

BANKS (REGIONAL) - 1.5%
         6,330   Banc One Corp.  ........................................ 377

BEVERAGES (NON-ALCOHOLIC) - 0.9%
         6,000   PepsiCo, Inc.  ......................................... 232

BUILDING MATERIALS - 1.1%
         4,500   Armstrong World Industries, Inc.  ...................... 260

CHEMICALS - 2.5%
         4,000   Du Pont (E.I.) de Nemours & Co.  ....................... 273
         6,800   Praxair, Inc.  ......................................... 333

COMMUNICATION EQUIPMENT - 1.1%
         3,100   Nortel Networks Corp.  ................................. 269

COMPUTERS (HARDWARE) - 1.3%
         3,100   Hewlett-Packard Co.  ................................... 312

COMPUTERS (PERIPHERALS) - 1.0%
        10,700   * Quantum Corp.  ....................................... 258

COMPUTERS (SOFTWARE & SERVICES) - 1.3%
        10,800   *Cadence Design Systems, Inc.  ......................... 138
        10,900   *PeopleSoft, Inc.  ..................................... 188

ELECTRIC COMPANIES - 2.0%
         5,200   New Century Energies, Inc.  ............................ 202
        11,700   NIPSCO Industries, Inc.  ............................... 302

ELECTRICAL EQUIPMENT - 1.1%
         4,500   Emerson Electric Co.  .................................. 283

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.3%
         5,600   Intel Corp.  .......................................... $333

ENTERTAINMENT - 0.9%
         7,000   The Walt Disney Co.  ................................... 216

FINANCIAL (DIVERSIFIED) - 1.8%
         2,700   American General Corp.  ................................ 204
         3,500   Federal National Mortgage Association .................. 239

FOODS - 2.5%
        11,300   ConAgra, Inc.  ......................................... 301
         7,600   Dean Foods Co.  ........................................ 316

HEALTH CARE (DIVERSIFIED) - 4.2%
         7,000   Abbott Laboratories .................................... 319
         4,200   American Home Products Corp.  .......................... 242
         3,300   Bristol-Myers Squibb Co.  .............................. 232
         2,600   Johnson & Johnson ...................................... 255

HEALTH CARE (MAJOR PHARMACEUTICALS) - 1.8%
         2,500   Merck & Co., Inc.  ..................................... 185
         9,800   Mylan Laboratories, Inc.  .............................. 260

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
         7,400   Kimberly-Clark Corp.  .................................. 422

INSURANCE (LIFE & HEALTH) - 1.3%
        10,800   Conseco, Inc.  ......................................... 329

INSURANCE (MULTI-LINE) - 1.2%
         5,100   Hartford Financial Services Group, Inc.  ............... 297

MANUFACTURING (DIVERSIFIED) - 3.6%
         3,700   AlliedSignal, Inc.  .................................... 233
        11,400   Crane Co.  ............................................. 358
         3,300   Minnesota Mining & Manufacturing Co.  .................. 287

OFFICE EQUIPMENT & SUPPLIES - 1.0%
         4,000   Xerox Corp.  ........................................... 236

OIL (DOMESTIC INTEGRATED) - 3.0%
         3,800   Atlantic Richfield Co.  ................................ 318
         4,400   Mobil Corp.  ........................................... 436

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 1.2%
         4,900   Texaco, Inc.  ....................................... $  306

OIL & GAS (DRILLING & EQUIPMENT) - 1.0%
         5,400   Halliburton Co.  ....................................... 244

PAPER & FOREST PRODUCTS - 1.0%
         5,000   International Paper Co.  ............................... 253

PUBLISHING (NEWSPAPERS) - 1.1%
         7,700   New York Times Co.
                 (Class A) .............................................. 283

REAL ESTATE INVESTMENT TRUST - 1.9%
         3,200   Equity Residential Properties Trust .................... 144
         6,800   First Industrial Realty Trust, Inc.  ................... 187
         5,800   Liberty Property Trust ................................. 144

RETAIL (DEPARTMENT STORES) - 2.1%
         6,000   J.C. Penney Co., Inc.  ................................. 291
         5,850   May Department Stores Co.  ............................. 239

RETAIL (FOOD CHAINS) - 1.6%
         7,749   Albertson's, Inc.  ..................................... 400

SAVINGS & LOANS - 1.2%
         8,100   Washington Mutual, Inc.  ............................... 287

SERVICES (ADVERTISING/MARKETING) - 1.2%
         3,500   Interpublic Group Cos., Inc.  .......................... 303

TELEPHONE - 6.5%
         4,800   ALLTEL Corp.  .......................................... 343
         4,700   Bell Atlantic Corp.  ................................... 307
         7,700   Century Telephone Enterprises, Inc.  ................... 306
         5,500   GTE Corp.  ............................................. 417
         2,800   *MCI WorldCom, Inc.  ................................... 242
                                                                        -----
TOTAL COMMON STOCKS .................................................. 15,477
                                                                        -----

CORPORATE BONDS - 8.4%

AIR FREIGHT - 0.5%
      $137,230   Federal Express Corp.
                 6.845%, due 1/15/19 .................................... 134
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.5%
      $135,000   Bank of America Corp.
                 6.625%, due 6/15/04 .................................. $ 135

ENGINEERING & CONSTRUCTION - 0.3%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 74

FINANCIAL (DIVERSIFIED) - 5.2%
        85,000   Aristar, Inc
                 7.25%, due 6/15/06 ...................................... 85
       200,000   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 191
       150,000   First Union Corp.
                 6.625%, due 6/15/04 .................................... 150
       170,000   Ford Motor Credit Co.
                 5.80%, due 1/12/09 ..................................... 155
       150,000   General Motors Acceptance Corp.
                 5.95%, due 3/14/03 ..................................... 147
       195,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 196
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 95
        85,000   Merrill Lynch & Co., Inc.
                 6.00%, due 2/17/09 ...................................... 78
       195,000   Sears Roebuck Acceptance Corp.
                 6.25%, due 5/01/09 ..................................... 183

NATURAL GAS - 0.9%
       250,000   National Fuel Gas Co.
                 6.00%, due 3/01/09 ..................................... 232

RETAIL (DEPARTMENT STORES) - 0.7%
       180,000   Nordstrom, Inc.
                 5.625%, due 1/15/09 .................................... 164

TELEPHONE - 0.3%
        30,000   AT&T Corp.
                 5.625%, due 3/15/04 ..................................... 29
        40,000   AT&T Corp.
                 6.50%, due 3/15/29 ...................................... 36
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,086
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.0%

CONSUMER FINANCE - 0.8%
      $210,000   MBNA Master Credit Card Trust
                 5.90%, due 8/15/11 .................................. $  198

ELECTRIC COMPANIES - 0.5%
       130,000   ComEd Transitional Funding Trust
                 5.63%, due 6/25/09 ..................................... 123

FINANCIAL (DIVERSIFIED) - 1.7%
       254,000   Citicorp Mortgage Securities, Inc.
                 6.50%, due 6/25/29 ..................................... 244
       185,000   Heller Financial Commercial
                 Mortgage Asset Corp.
                 6.847%, due 5/15/31 .................................... 184
                                                                        -----
TOTAL ASSET BACKED SECURITIES ........................................... 749
                                                                        -----

MORTGAGE BACKED SECURITIES - 4.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.95%
       301,330   6.00%, due 1/01/29 ..................................... 284
       226,502   7.00%, due 3/01/12 ..................................... 228
       212,607   8.00%, due 2/15/29 ..................................... 218

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.22%
       242,429   7.00%, due 4/15/28 ..................................... 240
        61,323   7.00%, due 8/15/28 ...................................... 61
                                                                        -----
TOTAL MORTGAGE BACKED
SECURITIES ............................................................ 1,030
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 20.1%

U.S. FEDERAL AGENCY NOTES - 2.1%
      $200,000   5.125%, due 2/13/04 ................................. $  192
       330,000   6.375%, due 6/15/09 .................................... 327

U.S. TREASURY NOTES - 18.0%
     1,025,000   5.375%, due 6/30/00 .................................. 1,026
        15,000   5.875%, due 6/30/00 ..................................... 15
       545,000   6.375%, due 8/15/02 .................................... 555
       885,000   6.50%, due 10/15/06 .................................... 913
       245,000   6.50%, due 8/15/05 ..................................... 253
        15,000   6.875%, due 3/31/00 ..................................... 15
       375,000   7.25%, due 8/15/04 ..................................... 398
     1,125,000   7.50%, due 11/15/16 .................................. 1,264
                                                                        -----
TOTAL U.S. GOVERNMENT
OBLIGATIONS ........................................................... 4,957
                                                                        -----

CASH EQUIVALENTS - 1.8%

INVESTMENT COMPANIES:
       446,861   SSgA Prime Money Market Portfolio ...................... 447
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 447
                                                                        -----
TOTAL INVESTMENTS - 100.2% ........................................... 24,746
                                                                        -----
Other Assets, less Liabilities ......................................... (43)
                                                                        -----
NET ASSETS .......................................................... $24,703
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO International Stock Fund returned 3.28%* for Class A shares and 2.87%* for Class B shares for the quarter ended June 30, 1999. The EAFE Index returned 2.19%. For the six months and latest year, Class A shares returned 5.48%* and 3.59%*, while Class B shares returned 4.93%* and 2.56%*, respectively. The EAFE Index returned 3.24% and 6.05%. Lipper, Inc., reported average returns for international funds of 5.61%, 7.38% and 4.83% for the respective quarter, six months and 12 months.

   Our overweighting in telecommunications made the greatest contribution to performance and helped the Fund outperform the EAFE over the latest quarter. That we lag over the 12-month period is due to our overweighting in the UK which has underperformed the index and the inclusion of the third quarter of '98, in which our financial stocks

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                 WITH SALES CHARGE             WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999     1 YEAR    SINCE INCEPTION*     1 YEAR     SINCE INCEPTION*
-------------------------------------------------------------------------------------------------
Class A                                -2.37%         9.08%            3.59%           10.98%
Class B                                -2.44%         9.50%            2.56%           10.20%

INVESTMENT       SAFECO                SAFECO
VALUE           INTERNATIONAL         INTERNATIONAL
WITH SALES        FUND                  FUND                   EAFE
CHARGE          CLASS A               CLASS B                  INDEX
 1/31/96         $9,425                $10,000                $10,000
 2/28/96         $9,368                 $9,940                $10,034
 3/31/96         $9,463                $10,040                $10,247
 4/30/96         $9,698                $10,290                $10,545
 5/31/96         $9,661                $10,250                $10,351
 6/30/96         $9,651                $10,240                $10,409
 7/31/96         $9,274                 $9,840                $10,105
 8/31/96         $9,651                $10,240                $10,127
 9/30/96         $9,853                $10,454                $10,396
10/31/96         $9,967                $10,565                $10,290
11/30/96        $10,593                $11,229                $10,699
12/31/96        $10,759                $11,391                $10,561
 1/30/97        $10,720                $11,340                $10,192
 2/28/97        $10,864                $11,482                $10,358
 3/31/97        $10,787                $11,411                $10,396
 4/30/97        $10,835                $11,451                $10,451
 5/31/97        $11,330                $11,966                $11,131
 6/30/97        $11,674                $12,320                $11,731
 7/31/97        $12,083                $12,744                $11,907
 8/31/97        $11,054                $11,643                $11,004
 9/30/97        $11,797                $12,421                $11,607
10/30/97        $10,815                $11,381                $10,700
11/30/97        $10,882                $11,441                $10,577
12/31/97        $11,221                $11,787                $10,656
 1/31/98        $11,455                $12,032                $11,130
 2/28/98        $12,213                $12,820                $11,829
 3/31/98        $12,689                $13,311                $12,179
 4/30/98        $12,756                $13,352                $12,261
 5/31/98        $12,864                $13,464                $12,187
 6/30/98        $12,990                $13,586                $12,265
 7/31/98        $13,126                $13,720                $12,375
 8/31/98        $11,416                $11,920                $10,827
 9/30/98        $10,726                $11,194                $10,480
10/31/98        $11,532                $12,022                $11,557
11/30/98        $12,417                $12,933                $12,135
12/31/98        $12,756                $13,280                $12,599
 1/31/99        $12,786                $13,301                $12,547
 2/28/99        $12,699                $13,209                $12,233
 3/31/99        $13,029                $13,546                $12,728
 4/30/99        $13,660                $14,190                $13,229
 5/31/99        $12,999                $13,464                $12,533
 6/30/99        $13,456                $13,935                $13,007

*Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

were hard hit by the Russian debt crisis.

   Telecom stocks have benefited by explosive growth in mobile phone and internet usage across the globe. Merger and acquisitions have been beneficial for investors as well. German-quoted Mannesmann made the largest single contribution to performance as acquisitions increased the value of its network.

   Japanese stocks--across a variety of themes--were strong contributors to the portfolio. Japan has been the best performer among the world's major equity markets so far this year. Through June 30, The Nikkei 225 Index was ahead by almost 19%. (Sixteen percent of our net assets are invested here.)

   Japanese companies in the technological innovation theme were significant contributors. Canon unveiled positive earnings news and announced an alliance with Toshiba to develop flat panel TV screens. Murata Manufacturing overcame disappointing earnings with a stronger than anticipated order book. And, investor sentiment toward Sony was bolstered by restructuring plans and anticipation for Playstation II.

   A portion of the portfolio's Japanese exposure was hedged during the quarter and this added further value to the portfolio.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
ING Group NV................................................  3.0%
  (Banks - Foreign)
Vivendi.....................................................  2.6
  (Services - Commercial & Consumer)
Axa.........................................................  2.0
  (Insurance - Multi-Line)
USB AG......................................................  2.0
  (Banks - Foreign)
Glaxo Wellcome, plc.........................................  2.0
  (Health Care - Major Pharmaceuticals)
Sony Corp. .................................................  1.9
  (Electrical Equipment)
Allied Zurich, plc..........................................  1.9
  (Tobacco)
Prudential Corp., plc.......................................  1.8
  (Insurance - Multi-Line)
Takeda Chemical Industries..................................  1.7
  (Health Care - Major Pharmaceuticals)
Canon, Inc. ................................................  1.7
  (Office Equipment & Suppies)

                                                              PERCENT OF
TOP FIVE COUNTRIES                                            NET ASSETS
------------------------------------------------------------------------
United Kingdom..............................................       30%
Japan.......................................................       16
Switzerland.................................................       10
Germany.....................................................        9
Netherlands.................................................        9


TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
ING Group, NV...............................................  $   325
Vivendi.....................................................      318
Prudential Corp., plc.......................................      310
Glaxo Wellcome, plc.........................................      305
Telecom Italia SpA..........................................      241

TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Takeda Chemical Industries..................................  $   173
Telecom Italia SpA..........................................      137
Mobil Communications Network, Inc. .........................      113
Safeway, plc................................................      106
Dai Nippon Printing.........................................       98
------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A number of stocks in the health care needs theme did not fare well as investors abandoned them for shares in cyclical companies. While the health care sector sold off in general, Takeda Chemical did not. The Japanese-quoted company released better-than-expected profits and announced the sale of its less profitable agri-chemicals business.

   Insurance companies generally underperformed during the quarter because of concern about rising U.S. interest rates and the negative impact this would have on their bond portfolios.

   In the markets, European equities were helped by a buoyant Wall Street and a half percent cut in interest rates by the European Central Bank. In the UK, where 30.3% percent of the Fund's net assets are invested, the Bank of England was credited for creating a "soft landing" for the economy. The Bank cut interest rates 2 3/4% in the last nine months.

   With massive public sector stimulus, the Japanese equity market outperformed in the first half of 1999. International investors, particularly Americans, continue to build up their weightings in the market, adding to the positive sentiment. However, positive earnings news does not mean economic growth has materially improved. It means the better quality companies have started to rebuild margins from very depressed levels. We believe Japan truly is a stock-picker's market.

   While there is no doubt the acute crisis in Southeast Asia is over, we do not believe the structural weakness exposed by it has been fully corrected. We remain extremely cautious about investing in the region.

   In Europe, we think the euro is increasing competition and are attempting to identify companies that can significantly grow earnings in the single-currency environment. We believe that companies in the telecom (14.2% of net assets), pharmaceutical (8.5% of net assets) and financial service sectors (17.6% of net assets) are most likely to benefit from the single currency and we have positioned the portfolio accordingly.

Bank of Ireland
Asset Management (U.S.) Limited
-------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AUSTRALIA - 5.0%
         2,205   Brambles Industries, Ltd.  ........................... $  58
                   SERVICES (COMMERCIAL & CONSUMER)
        25,650   National Australia Bank, Ltd.  ......................... 425
                   BANKS (FOREIGN)
        61,519   News Corp., Ltd.  ...................................... 525
                   PUBLISHING
        50,418   Telstra Corp., Ltd.  ................................... 289
                   TELEPHONE
        23,227   Westpac Banking Corp., Ltd.  ........................... 151
                   BANKS (FOREIGN)

DENMARK - 0.5%
         2,820   Tele Danmark AS-B ...................................... 139
                   TELEPHONE

FRANCE - 8.3%
         2,463   Alcatel ................................................ 347
                   TELEPHONE
         4,545   Axa .................................................... 555
                   INSURANCE (MULTI-LINE)
         3,705   Compagnie Generale des Etablissements Michelin ......... 152
                   AUTO PARTS & EQUIPMENT
         4,240   Total SA ............................................... 547
                   OIL (INTERNATIONAL INTEGRATED)
         9,904   Vivendi ................................................ 803
                   SERVICES (COMMERCIAL & CONSUMER)

GERMANY - 9.3%
         4,670   Bayerische HypoVereinsbank AG 304
                   BANKS (FOREIGN)
           397   Bayerische Motoren Werke AG ............................ 273
                   AUTOMOBILES
         9,455   Hoescht AG ............................................. 428
                   CHEMICALS
         8,125   Mannesmann AG ........................................ 1,213
                   TELEPHONE
         5,815   VEBA AG ................................................ 342
                   ELECTRIC COMPANIES
           283   Viag AG ................................................ 134
                   MANUFACTURING (DIVERSIFIED)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HONG KONG - 0.6%
         4,400   HSBC Holdings, plc .................................... $160
                   BANKS (FOREIGN)

ITALY - 2.7%
        27,595   Ente Nazionale Idrocarburi SpA ......................... 165
                   OIL (INTERNATIONAL INTEGRATED)
        60,030   Telecom Italia SpA ..................................... 624
                   TELEPHONE

JAPAN - 15.5%
        23,000   Canon, Inc.  ........................................... 662
                   OFFICE EQUIPMENT & SUPPLIES
         7,000   Fuji Photo Film Co.  ................................... 265
                   OFFICE EQUIPMENT & SUPPLIES
         6,000   Honda Motor Co., Ltd.  ................................. 254
                   AUTOMOBILES
        13,000   Kao Corp.  ............................................. 365
                   PERSONAL CARE
           600   Keyence Corp.  ......................................... 105
                   ELECTRICAL EQUIPMENT
         6,000   Murata Manufacturing Co., Ltd.  ........................ 395
                   ELECTRICAL EQUIPMENT
             8   NTT Mobile Communication Network, Inc.  ................ 108
                   TELEPHONE
            32   NTT Mobile Communications Network, Inc. (Bonus Issue) ...428
                   TELEPHONE
         2,000   Rohm Co., Ltd.  ........................................ 313
                   ELECTRICAL EQUIPMENT
        11,000   Shiseido Co., Ltd.  .................................... 165
                   PERSONAL CARE
         6,400   Sony Corp.  ............................................ 690
                   ELECTRICAL EQUIPMENT
        16,000   Takeda Chemical Industries ............................. 742
                   HEALTH CARE (MAJOR PHARMACEUTICALS)

NETHERLANDS - 8.8%
        11,448   ABN Amro Holdings NV ................................... 248
                   BANKS (FOREIGN)
         8,730   Elsevier NV ............................................ 101
                   PUBLISHING
        18,357   ING Group NV ........................................... 995
                   BANKS (FOREIGN)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        11,180   Koninklijke Ahold NV .................................. $385
                   RETAIL (FOOD CHAINS)
         7,535   Koninklijke KPN NV ..................................... 354
                   TELEPHONE
         5,345   Royal Dutch Petroleum Co.  ............................. 313
                   OIL (INTERNATIONAL INTEGRATED)
         6,660   TNT Post Group NV ...................................... 159
                   SHIPPING

NEW ZEALAND - 0.2%
        12,479   Telecom Corp of New Zealand, Ltd.  ...................... 53
                   TELEPHONE

PORTUGAL - 0.3%
         5,065   Electricidade de Portugal, SA ........................... 91
                   ELECTRIC COMPANIES

SINGAPORE - 1.9%
        29,200   Development Bank of Singapore, Ltd.  ................... 357
                   BANKS (FOREIGN)
        12,000   Singapore Press Holdings, Ltd.  ........................ 204
                   PUBLISHING

SOUTH KOREA - 0.4%
         3,050   #Korea Telecom Corp. (ADR) ............................. 114
                   TELEPHONE

SPAIN - 2.4%
        35,850   Banco Santander Central Hispano, SA .................... 374
                   BANKS (FOREIGN)
         6,689   Telefonica SA .......................................... 322
                   TELEPHONE

SWEDEN - 0.3%
         2,350   Telefonaktiebolaget LM Ericsson ......................... 76
                   TELECOMMUNICATIONS (LONG DISTANCE)

SWITZERLAND - 10.2%
           233   Alusuisse-Lonza Holding AG ............................. 272
                   MANUFACTURING (DIVERSIFIED)
           331   Nestle SA .............................................. 597
                   FOODS
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           364   Novartis AG ........................................... $532
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
            48   Roche Holding AG ....................................... 494
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
           279   Schweizerische Rueckversicherungs-Gesellschaft 532
                   INSURANCE (MULTI-LINE)
         1,725   UBS AG ................................................. 515
                   BANKS (FOREIGN)

THAILAND - 0.3%
        26,100   Bangkok Bank Public Co., Ltd.  .......................... 98
                   BANKS (FOREIGN)

UNITED KINGDOM - 30.3%
        42,565   Allied Zurich, plc ..................................... 532
                   TOBACCO
        11,415   AstraZeneca Group, plc ................................. 442
                   HEALTH CARE (MEDICAL
                   PRODUCTS & SUPPLIES)
        22,525   Barclays, plc .......................................... 657
                   BANKS (FOREIGN)
        40,415   British American Tobacco, plc .......................... 377
                   TOBACCO
        36,440   Cable & Wireless, plc .................................. 464
                   TELEPHONE
        40,860   Cadbury Schweppes plc .................................. 260
                   BEVERAGES (NON-ALCOHOLIC)
        44,460   Diageo, plc ............................................ 463
                   BEVERAGES (ALCOHOLIC)
        11,436   EMI Group, plc .......................................... 92
                   LEISURE TIME (PRODUCTS)
        24,360   Glaxo Wellcome, plc .................................... 677
                   HEALTH CARE (MAJOR PHARMACEUTICALS)
        29,980   Granada Group, plc ..................................... 560
                   LEISURE TIME (PRODUCTS)
        47,840   Hilton Group, plc ...................................... 190
                   LODGING (HOTELS)
        71,330   Ivensys, plc ........................................... 338
                   MANUFACTURING (DIVERSIFIED)
        18,890   Kingfisher, plc ........................................ 217
                   RETAIL (DRUG STORES)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        40,190   Lloyds TSB Group, plc ................................. $543
                   BANKS (FOREIGN)
         4,521   National Power, plc ..................................... 33
                   POWER PRODUCERS (INDEPENDENT)
        12,840   National Westminster Bank, plc ......................... 272
                   BANKS (FOREIGN)
         6,950   Pearson, plc ........................................... 141
                   PUBLISHING
        48,430   Prudential Corp., plc .................................. 717
                   INSURANCE (MULTI-LINE)
         5,240   Railtrack Group, plc ................................... 107
                   RAILROADS
         6,715   Safeway, plc ............................................ 27
                   RETAIL (FOOD CHAINS)
        76,784   Shell Transport & Trading Co., plc ..................... 576
                   OIL (INTERNATIONAL INTEGRATED)
        23,100   TI Group, plc .......................................... 156
                   MANUFACTURING (DIVERSIFIED)
        43,620   Vodafone Airtouch, plc ................................. 863
                   TELEPHONE
         7,430   WPP Group, plc .......................................... 63
                   SERVICES (ADVERTISING/
                   MARKETING)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 28,081
                                                                        -----
TOTAL INVESTMENTS - 97.1% ............................................ 28,081
                 Domestic Cash .......................................... 593
                 Foreign Cash ........................................... 109
                 Other Assets, less
                 Liabliities ............................................ 126
                                                                        -----
                                                                          828
                                                                        -----
NET ASSETS .......................................................... $28,909
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Security traded on NYSE and valued in USD.

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banks (Foreign)                                                       17.6%
Telephone                                                             14.2
Health Care - (Major Pharmaceuticals)                                  8.5
Insurance (Multi-line)                                                 6.2
Oil (International Integrated)                                         5.5
Electrical Equipment                                                   5.2
Machinery (Diversified)                                                4.2
Publishing                                                             3.4
Office Equipment & Supplies                                            3.2
Tobacco                                                                3.2
Manufacturing (Diversified)                                            3.1
Services (Advertising/Marketing)                                       3.0
Leisure Time (Products)                                                2.3
Foods                                                                  2.1
Automobiles                                                            1.8
Personal Care                                                          1.8
Beverages (Alcoholic)                                                  1.6
Electric Companies                                                     1.5
Health Care (Medical Products & Supplies)                              1.5
Chemicals                                                              1.5
Retail (Food Chains)                                                   1.4
Beverages (Non-Alcoholic)                                              0.9
Retail (Drug Stores)                                                   0.8
Lodging (Hotels)                                                       0.7
Shipping                                                               0.6
Auto Parts & Equipment                                                 0.5
Railroads                                                              0.4
Telecommunications (Long Distance)                                     0.3
Power Producers (Independent)                                          0.1
                                                                     -----
                                                                      97.1%
                                                                     -----
                                                                     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Small Company Fund's performance has been disappointing. For the quarter, six and 12 months ended June 30, Class A shares returned 1.39%*, (7.84%)* and (37.11%)*. Class B shares returned 1.22%*, (8.18%)* and (37.64%)*
for the same respective periods. For the same periods the average small company fund returned 15.56%, 8.56% and 1.93%, according to Lipper, Inc. The Russell 2000 returned 15.55% 9.29% and 1.50%, respectively.

   While a few of our stocks were punished for earnings disappointments, a number of the Fund's holdings simply went unnoticed and continue to bear very low valuations.

                             [PHOTO OF GREG EISEN]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN               WITH SALES CHARGE              WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999    1 YEAR     SINCE INCEPTION*     1 YEAR    SINCE INCEPTION*
------------------------------------------------------------------------------------------------
Class A                              -40.72%           1.27%          -37.11%         3.04%
Class B                              -40.76%           1.52%          -37.64%         2.36%

                   SAFECO              SAFECO
INVESTMENT          SMALL               SMALL
VALUE              COMPANY             COMPANY              RUSSELL
WITH SALES          FUND                FUND                  2000
CHARGE             CLASS A             CLASS B               INDEX
 1/31/96           $9,425              $10,000              $10,000
 2/28/96           $9,566              $10,150              $10,312
 3/31/96           $9,887              $10,490              $10,522
 4/30/96          $10,886              $11,550              $11,084
 5/31/96          $11,640              $12,350              $11,521
 6/30/96          $11,338              $12,030              $11,048
 7/31/96          $10,575              $11,220              $10,083
 8/31/96          $11,225              $11,910              $10,668
 9/30/96          $11,482              $12,183              $11,085
10/31/96          $11,463              $12,151              $10,914
11/30/96          $11,323              $12,003              $11,364
12/31/96          $11,782              $12,479              $11,662
 1/30/97          $11,882              $12,575              $11,895
 2/28/97          $11,632              $12,299              $11,606
 3/31/97          $11,233              $11,876              $11,058
 4/30/97          $11,004              $11,611              $11,089
 5/31/97          $12,041              $12,712              $12,324
 6/30/97          $12,680              $13,368              $12,852
 7/31/97          $13,558              $14,279              $13,452
 8/31/97          $13,817              $14,554              $13,756
 9/30/97          $15,174              $15,972              $14,760
10/30/97          $14,625              $15,380              $14,103
11/30/97          $14,535              $15,284              $14,007
12/31/97          $14,516              $15,254              $14,259
 1/31/98          $14,414              $15,134              $14,042
 2/28/98          $15,875              $16,652              $15,095
 3/31/98          $17,346              $18,181              $15,729
 4/30/98          $17,949              $18,810              $15,815
 5/31/98          $16,978              $17,769              $14,967
 6/30/98          $16,600              $17,368              $15,010
 7/31/98          $14,680              $15,340              $13,784
 8/31/98          $10,440              $10,895              $11,112
 9/30/98          $10,961              $11,427              $11,972
10/31/98          $10,706              $11,156              $12,463
11/30/98          $10,859              $11,307              $13,121
12/31/98          $11,329              $11,795              $13,940
 1/31/99          $11,605              $12,077              $14,121
 2/28/99          $10,890              $11,329              $12,977
 3/31/99          $10,297              $10,700              $13,180
 4/30/99          $10,185              $10,570              $14,360
 5/31/99          $10,215              $10,603              $14,570
 6/30/99          $10,440              $10,830              $15,229

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Over the past five quarters--as small-cap value stocks grossly underperformed the broad market--my strategy of purchasing stocks of sound businesses with low valuations and improving prospects and earnings has failed to provide a meaningful return. However, small-cap stocks began to be recognized during the second quarter. Unfortunately, our portfolio, with its $292 million average market capitalization, has yet to be affirmed.

   Still, I believe that other investors will ultimately recognize the value that I perceive in our portfolio and that recognition will result in a higher share price.

   One significant disappointment this quarter was our largest holding, Equitrac. Equitrac was slated to be bought out at $25 per share. With financing in place and due diligence done, the buy-out investment firm renegotiated the price to $21. That knocked 16% off my anticipated sales price.

   I constantly reevaluate the Fund's holdings, asking if the reason I purchased the stock in the first place still stands. While I eliminated positions that failed on that account, such as Stage Stores and Platinum Software, I'm holding those, such as Litchfield Financial Corp, that still make sense.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Equitrac Corp. .............................................  7.6%
  (Computers - Hardware)
Litchfield Financial Corp. .................................  5.6
  (Financial - Diversified)
Ingles Markets, Inc. .......................................  4.5
  (Retail - Food Chains)
Rollins Truck Leasing Corp. ................................  4.3
  (Trucking)
International Aircraft Investors, Inc.  ....................  4.3
  (Aerospace/Defense)
Timberline Software Corp. ..................................  3.8
  (Computers - Software & Services)
Vallen Corp. ...............................................  3.8
  (Health Care - Medical
  Products & Supplies)
Imax Corp. .................................................  3.7
  (Manufacturing - Specialized)
Craig Corp. (Class A).......................................  3.3
  (Entertainment)
MICROS Systems, Inc. .......................................  3.2
  (Computers - Hardware)

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Rollins Truck Leasing Corp. ................................  $ 1,363
Imax Corp. .................................................    1,148
HA-LO Industries, Inc. .....................................    1,111
Central Parking Corp. ......................................      959
ResortQuest International, Inc. ............................      791


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Hooper Holmes, Inc. ........................................  $ 1,599
Emmis Communication Corp. (Class A).........................    1,262
Wet Seal, Inc. (Class A)....................................    1,191
Landauer, Inc. .............................................    1,174
Styling Technology Corp. ...................................      957

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Computers (Hardware)........................................       13%
Financial (Diversified).....................................       11
Services (Commercial & Consumer) ...........................        9
Computers (Software & Services).............................        7
Health Care (Medical
  Products & Supplies)......................................        5
------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Litchfield makes land and time-share loans, which banks normally do not. The high yields on these loans provide good return. In fact, Litchfield has a long record of 20% or better earnings growth, yet their stock is trading at 10 times earnings. I have to believe patience here will ultimately be rewarded.

   I'm also waiting on International Aircraft Investors, a micro-cap that leases narrow-body aircraft to passenger airlines. If they do nothing, their current leases assure they'll earn $0.90 per share on what is now a $7 stock. Yet they've embarked on an expansion plan that could grow earnings 30%. I believe this is a stock waiting to be "discovered".

   I have been buying new names with "larger" capitalizations (greater than $500 million) in order to raise the Fund's average capitalization. We bought Central Parking, Regis Corp and Rent-A-Center on price dips. Central Parking is the largest operator of parking facilities in the country, while Regis is the largest operator of haircutting establishments (Supercuts). Both have very good cash flow characteristics.

   Rent-A-Center is our second holding in the rent-to-own industry, the other being Rent-Way. Both companies are consolidators and can grow earnings by bringing their acquired stores' level of profitability up to their existing stores. These two stocks may stay under pressure until they show the earnings improvements expected.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
(1) Mid-Cap: 6% ($1 billion - $4 billion)
(2) Small-Cap: 80% (Under $1 billion)
    (a) Large: 0% (over $750 million)
    (b) Medium: 25% ($250 - $750 million)
    (c) Small: 56% (under $250 million)
(3)Cash and Other: 13%

   In the first quarter, I bought OfficeMax and Imax. Imax has an exclusive engagement with Disney to screen Fantasia 2000.

   Though our average capitalization grew to $292 million, the Fund is still tilted towards a value style. At June 30, the portfolio's price/earnings ratio on year 1999 earnings estimates was 13 times. The Fund's PEG ratio, a ratio of price/earnings to the company's forward growth rate, was .50 times. It's an additional indication that the portfolio is inexpensively valued.

   Going forward, I'll be searching for more liquid stocks with larger market capitalizations, while adhering to my discipline of buying solid small company stocks at attractive valuations.

Greg Eisen
-------------------------------
Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 86.6%

AEROSPACE/DEFENSE - 4.3%
       194,950   *International Aircraft Investors, Inc.  ............ $1,377

BANKS (REGIONAL) - 2.7%
        55,010   *Hanmi Bank (Los Angeles, CA) .......................... 866

BROADCASTING (TV, RADIO & CABLE) - 1.9%
        12,500   *Emmis Communications Corp. (Class A) .................. 617

COMPUTERS (HARDWARE) - 12.5%
         9,900   *Apex, Inc.  ........................................... 203
       130,300   *Equitrac Corp.  ..................................... 2,459
        30,400   *MICROS Systems, Inc.  ............................... 1,034
        35,100   *Optimal Robotics Corp.  ............................... 349

COMPUTERS (SOFTWARE & SERVICES) - 6.9%
        28,200   *3Dfx Interactive, Inc.  ............................... 441
        22,000   *ITT Educational Services, Inc.  ....................... 573
        78,100   Timberline Software Corp.  ........................... 1,230

ELECTRONICS (DEFENSE) - 0.8%
        33,550   *Comptek Research, Inc.  ............................... 270

ENTERTAINMENT - 0.2%
         9,400   *Craig Corp.  ........................................... 66

FINANCIAL (DIVERSIFIED) - 11.0%
        51,000   *Hawthorne Financial Corp.  ............................ 829
       106,675   Litchfield Financial Corp.  .......................... 1,807
        78,800   *Ragen MacKenzie Group, Inc.  .......................... 936

HEALTH CARE (MEDICAL PRODUCTS &
SUPPLIES) - 5.4%
       254,700   *InnerDyne, Inc.  ...................................... 509
        76,800   *Vallen Corp.  ....................................... 1,229

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.5%
        95,900   *American Safety Insurance Group, Ltd.  ............. $  809

LODGING (HOTELS) - 0.7%
        28,000   ResortQuest International, Inc.  ....................... 231

MANUFACTURING (DIVERSIFIED) - 3.8%
       110,500   Lancer Corp.  .......................................... 925
        54,300   Motorcar Parts & Accessories, Inc.  .................... 292

MANUFACTURING (SPECIALIZED) - 3.7%
        52,700   *Imax Corp.  ......................................... 1,186

PERSONAL CARE - 2.9%
        45,000   *French Fragrances, Inc.  .............................. 329
        46,600   *Styling Technology Corp.  ............................. 606

RESTAURANTS - 1.4%
        45,200   *Taco Cabana, Inc. (Class A) ........................... 460

RETAIL (DEPARTMENT STORES) - 1.4%
        52,000   *Musicland Stores Corp.  ............................... 462

RETAIL (DISCOUNTERS) - 2.7%
        72,500   *OfficeMax, Inc.  ...................................... 870

RETAIL (FOOD CHAINS) - 4.5%
        95,600   Ingles Markets, Inc.  ................................ 1,458

SERVICES (ADVERTISING/MARKETING) - 2.2%
        72,400   *HA-LO Industries, Inc.  ............................... 715

SERVICES (COMMERCIAL & CONSUMER) - 8.5%
        28,700   Central Parking Corp.  ................................. 983
        39,915   *Monro Muffler Brake, Inc.  ............................ 319
        29,500   *Rent-A-Center, Inc.  .................................. 708
        29,700   *Rent-Way, Inc.  ....................................... 731

TEXTILES (HOME FURNISHINGS) - 2.4%
       265,400   *Krause's Furniture, Inc.  ............................. 780

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TRUCKING - 4.3%
       124,500   Rollins Truck Leasing
                 Corp.  .............................................. $1,385
                                                                        -----
TOTAL COMMON STOCKS .................................................. 28,045
                                                                        -----

PREFERRED STOCKS - 3.3%

ENTERTAINMENT - 3.3%
       152,500   *Craig Corp. (Class A) ............................... 1,077
                                                                        -----
TOTAL PREFERRED STOCKS ................................................ 1,077
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 7.7%

INVESTMENT COMPANIES
     1,611,461   SSgA Prime Money Market Portfolio .................. $ 1,611
       897,303   SSgA U.S. Treasury Money Market Portfolio .............. 897
                                                                        -----
TOTAL CASH EQUIVALENTS ................................................ 2,509
                                                                        -----
TOTAL INVESTMENTS - 97.7% ............................................ 31,631
Other Assets, less Liabilities .......................................... 747
                                                                        -----
NET ASSETS .......................................................... $32,378
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We are pleased to report that during the second quarter, the market finally recognized value and rewarded shareholders who stuck with their value-investing discipline. In the three months ending June 30, the Russell 1000 Value Index returned 10.8% while the Russell 1000 Growth Index returned just 3.8%.

   For the quarter the U.S. Value Fund's Class A shares returned 11.67%*. Class B shares returned 11.54%*. These outperformed the Russell 1000 Value Index, the S&P 500's 7.05%, and the Lipper Growth & Income peer group's 9.04%.

   This new life for value investors came after the Russell 1000 Growth Index had outperformed the Russell 1000 Value Index, 47.5% to 17.3%, over the five previous quarters. This disparity is reflected in the six- and 12-month returns.

                             [PHOTO OF REX BENTLEY]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                       WITH SALES CHARGE             WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999         1 YEAR       SINCE INCEPTION*      1 YEAR   SINCE INCEPTION*
-------------------------------------------------------------------------------------------------------
Class A                                     8.22%            15.19%           14.82%        18.38%
Class B                                     9.26%            16.44%           14.26%        17.60%

INVESTMENT       SAFECO                SAFECO
VALUE          U.S. VALUE            U.S. VALUE                 S&P
WITH SALES        FUND                  FUND                    500
CHARGE          CLASS A                CLASS B                 INDEX
 4/30/97         $9,425                $10,000                $10,000
 5/31/97        $10,056                $10,660                $10,608
 6/30/97        $10,420                $11,041                $11,083
 7/31/97        $11,222                $11,882                $11,965
 8/31/97        $10,627                $11,241                $11,295
 9/30/97        $10,992                $11,616                $11,914
10/30/97        $10,643                $11,245                $11,516
11/30/97        $10,908                $11,525                $12,049
12/31/97        $11,049                $11,663                $12,256
 1/31/98        $11,069                $11,663                $12,391
 2/28/98        $11,869                $12,507                $13,284
 3/31/98        $12,298                $12,946                $13,964
 4/30/98        $12,120                $12,747                $14,104
 5/31/98        $11,853                $12,466                $13,862
 6/30/98        $11,832                $12,435                $14,425
 7/31/98        $11,396                $11,965                $14,272
 8/31/98         $9,999                $10,494                $12,211
 9/30/98        $10,665                $11,193                $12,993
10/31/98        $11,579                $12,143                $14,049
11/30/98        $12,144                $12,747                $14,900
12/31/98        $12,352                $12,967                $15,758
 1/31/99        $12,362                $12,956                $16,417
 2/28/99        $11,938                $12,509                $15,906
 3/31/99        $12,166                $12,738                $16,542
 4/30/99        $13,046                $13,653                $17,183
 5/31/99        $13,149                $13,750                $16,777
 6/30/99        $13,586                $14,208                $17,708

*Graph and total return comparison begins April 30, 1997, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Class A shares returned 9.98%* and 14.82%* while Class B shares returned 9.57%* and 14.26%* for the year to date and the last twelve months, respectively. For the same periods, the S&P 500 returned 12.38% and 22.76%.

   While one quarter certainly doesn't make up for the previous five, it is at the very least a good start. We think three main factors brought investors back to value. One is the recent strength shown by some foreign economies, especially in Asia, which increases world demand and reduces excess capacity. This in turn should remove some of the price pressure on pricing of goods and materials. Second, the rise in interest rates makes future earnings worth less today. Third, and perhaps most important, the premium valuation of growth stocks relative to value stocks was at an all-time high. As happens over and over, the market went too far one way, then reversed course.

   Helping the Fund outperform the indexes was our pro-cyclical tilt. We were overweighted in strong performing sectors such as basic materials, capital goods and energy; and underweighted in the poor-performing health care

                         [PHOTO OF LYNETTE D. SAGVOLD]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Chase Manhattan Corp. ......................................  2.9%
  (Banks - Money Center)
GTE Corp. ..................................................  2.7
  (Telephone)
Mobil Corp. ................................................  2.7
  (Oil - Domestic Integrated)
Kimberly-Clark Corp. .......................................  2.7
  (Household Products - Non-Durables)
Crane Co. ..................................................  2.4
  (Manufacturing - Diversified)
ALLTEL Corp. ...............................................  2.2
  (Telephone)
Albertson's, Inc. ..........................................  2.2
  (Retail Food Chains)
Intel Corp. ................................................  2.1
  (Electronics - Semiconductors)
Dean Foods Co. .............................................  2.1
  (Foods)
Conseco, Inc. ..............................................  2.1
  (Insurance - Health & Life)

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
ALLTEL Corp. ...............................................  $   242
Abbott Laboratories.........................................      220
Emerson Electric Co. .......................................      219
Nortel Networks Corp. ......................................      211
Interpublic Group Cos., Inc. ...............................      204


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Corning, Inc. ..............................................  $   318
Merck & Co., Inc. ..........................................      288
Motorola, Inc. .............................................      284
Wendy's International, Inc. ................................      276
Beckman Coulter, Inc. ......................................      217

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Telephone...................................................       10%
Health Care (Diversified)...................................        7
Manufacturing (Diversified).................................        6
Oil (Domestic Integrated)...................................        5
Foods.......................................................        4

------------------------------------------------------------------
------------------------------------------------------------------

sector. Our consumer cyclical names including Armstrong, JC Penney, and New York Times, also added value. Being underweighted in technology and overweighted in financials in a rising interest-rate environment had a dampening effect on performance.

   During the second quarter of 1999 we initiated positions in Xerox, MCI Worldcom, Bank of America, and Abbott Labs. Concerns about business in Brazil and Europe gave us the opportunity to purchase Xerox at a discount. Xerox is transitioning to digital copiers and expanding in retail channels that serve the small business and home office markets.

   MCI Worldcom is well positioned in the communications services business through data, voice and Internet services. We bought the stock on a dip and believe that the strong earnings growth prospects justify the premium valuation.

   We bought Bank of America, after the stock declined on concerns about rising interest rates. Earnings should begin to accelerate from merger savings and increased market share.

   We purchased Abbott Labs at a discount after the stock had fallen on concerns that its acquisition of Alza, a leading drug delivery company, would dilute earnings. We think Abbot's earnings will accelerate next year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
(1) Large: 84% ($4 Bil. and above)
(2) Medium: 13% ($1 Bil. - $4 Bil.)
(3) Small: 0% (Less than $1 Bil.)
(4) Cash & Other: 3%

   We eliminated positions in Motorola and Wendy's International as they approached our price targets. We sold Beckman Coulter because cost savings were not materializing as we anticipated and revenues in Japan and Germany continued to be disappointing.

   At June 30, the SAFECO U.S. Value Fund's P/E ratio based on 1999 earnings was 19.5, compared to 27.8 for the S&P 500. Regarding the markets, we believe that the valuation differential between growth and value stocks is still too large. In our opinion, value stocks are priced at extremely attractive levels.

   Our strategy in managing the Fund and our belief in value-style investing remains unchanged. We will continue to buy stocks with discount value characteristics that have attractive earnings prospects. We hope that will prove rewarding in the future.

Rex Bentley
Lynette D. Sagvold
------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%

AEROSPACE/DEFENSE - 1.9%
         2,600   Boeing Co.  ........................................... $115
         2,800   Lockheed Martin Corp.  ................................. 104

BANKS (MAJOR REGIONAL) - 3.9%
         3,000   Bank of America Corp.  ................................. 220
         7,400   KeyCorp ................................................ 238

BANKS (MONEY CENTER) - 2.9%
         3,900   Chase Manhattan Corp.  ................................. 338

BANKS (REGIONAL) - 1.8%
         3,640   Banc One Corp.  ........................................ 217

BEVERAGES (NON-ALCOHOLIC) - 1.6%
         5,000   PepsiCo, Inc.  ......................................... 193

BUILDING MATERIALS - 1.7%
         3,500   Armstrong World Industries, Inc..........................202

CHEMICALS - 3.8%
         3,100   Du Pont (E.I.) de Nemours & Co...........................212
         4,800   Praxair, Inc.  ......................................... 235

COMMUNICATION EQUIPMENT - 1.7%
         2,300   Nortel Networks Corp.  ................................. 200

COMPUTERS (HARDWARE) - 2.0%
         2,300   Hewlett-Packard Co.  ................................... 231

COMPUTERS (PERIPHERALS) - 1.7%
         8,100   *Quantum Corp.  ........................................ 195

COMPUTERS (SOFTWARE & SERVICES) - 2.1%
         8,100   *Cadence Design Systems, Inc.  ......................... 103
         8,300   *PeopleSoft, Inc.  ..................................... 143

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRIC COMPANIES - 3.2%
         3,700   New Century Energies, Inc.  ........................... $144
         9,200   NIPSCO Industries, Inc.  ............................... 237

ELECTRICAL EQUIPMENT - 2.0%
         3,800   Emerson Electric Co.  .................................. 239

ELECTRONICS (SEMICONDUCTORS) - 2.1%
         4,200   Intel Corp.  ........................................... 250

ENTERTAINMENT - 1.4%
         5,500   The Walt Disney Co.  ................................... 169

FINANCIAL (DIVERSIFIED) - 2.5%
         2,100   American General Corp.  ................................ 158
         2,000   Federal National Mortgage Association .................. 137

FOODS - 4.0%
         8,400   ConAgra, Inc.  ......................................... 224
         5,900   Dean Foods Co.  ........................................ 245

HEALTH CARE (DIVERSIFIED) - 6.7%
         5,000   Abbott Laboratories .................................... 228
         3,200   American Home Products Corp.  . 184
         2,600   Bristol-Myers Squibb Co.  .............................. 183
         2,000   Johnson & Johnson ...................................... 196

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.3%
         1,000   Merck & Co., Inc.  ...................................... 74
         7,400   Mylan Laboratories, Inc.  .............................. 196

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.7%
         5,500   Kimberly-Clark Corp.  .................................. 314

INSURANCE (LIFE & HEALTH) - 2.1%
         8,000   Conseco, Inc.  ......................................... 244

INSURANCE (MULTI-LINE) - 2.0%
         4,000   Hartford Financial Services Group, Inc.  ............... 233

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1999
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 5.6%
         2,800   AlliedSignal, Inc.  ................................... $176
         8,950   Crane Co.  ............................................. 281
         2,400   Minnesota Mining & Manufacturing Co.  .................. 209

OFFICE EQUIPMENT & SUPPLIES - 1.5%
         3,000   Xerox Corp.  ........................................... 177

OIL (DOMESTIC INTEGRATED) - 4.5%
         2,600   Atlantic Richfield Co.  ................................ 217
         3,200   Mobil Corp.  ........................................... 317

OIL (INTERNATIONAL INTEGRATED) - 2.0%
         3,700   Texaco, Inc.  .......................................... 231

OIL & GAS (DRILLING & EQUIPMENT) - 1.6%
         4,200   Halliburton Co.  ....................................... 190

PAPER & FOREST PRODUCTS - 1.6%
         3,700   International Paper Co.  ............................... 187

PUBLISHING (NEWSPAPERS) - 1.8%
         5,900   New York Times Co.
                 (Class A) .............................................. 217

REAL ESTATE INVESTMENT TRUST - 3.0%
         2,500   Equity Residential Properties Trust .................... 113
         5,100   First Industrial Realty Trust, Inc.  ................... 140
         4,300   Liberty Property Trust ................................. 107
RETAIL (DEPARTMENT STORES) - 3.3%
         4,100   J.C. Penney Co., Inc.  ................................. 199
         4,650   May Department Stores Co.  ............................. 190
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 2.2%
         5,040   Albertson's, Inc.  .................................. $  260

SAVINGS & LOANS - 1.9%
         6,400   Washington Mutual, Inc.  ............................... 226

SERVICES (ADVERTISING/MARKETING) - 2.0%
         2,700   Interpublic Group Cos., Inc.  .......................... 234

TELEPHONE - 10.4%
         3,700   ALLTEL Corp.  .......................................... 265
         3,700   Bell Atlantic Corp.  ................................... 242
         5,800   Century Telephone Enterprises, Inc.  ................... 231
         4,200   GTE Corp.  ............................................. 318
         2,000   *MCI WorldCom, Inc.  ................................... 173
                                                                        -----
TOTAL COMMON STOCKS .................................................. 11,500
                                                                        -----

CASH EQUIVALENTS - 3.3%

INVESTMENT COMPANIES
       385,544   SSgA Prime Money Market Portfolio ...................... 386
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 386
                                                                        -----
TOTAL INVESTMENTS - 100.5% ........................................... 11,886
Other Assets, less Liabilities ......................................... (59)
                                                                        -----
NET ASSETS .......................................................... $11,827
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO High-Yield Bond Fund outperformed its market index for the latest 12 months. For the quarter ending June 30, 1999, Class A shares returned (1.67%)* and Class B shares returned (1.99%)*. Year-to-date the Fund returned 0.96%* for Class A shares and 0.43%* for Class B shares. For the last 12 months Class A shares returned 1.07%* and Class B shares returned 0.05%*. For the quarter, six and 12 months ended June 30, the Merrill Lynch High Yield Master II Index returned 0.65%, 2.49% and 0.90% respectively, while the average returns on the Lipper High Current Yield Funds group were 0.68%, 3.56%, and 1.45%, for the same respective periods.

                             [PHOTO OF ROBERT KERN]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN               WITH SALES CHARGE              WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999    1 YEAR    5 YEAR   10 YEAR       1 YEAR    5 YEAR    10 YEAR
--------------------------------------------------------------------------------------------------
Class A                               -3.48%     7.50%     8.27%        1.07%      8.50%     8.77%
Class B                               -4.95%     7.75%     8.55%        0.05%      8.05%     8.55%

              SAFECO            SAFECO            MERRILL
INVESTMENT    HIGH-             HIGH-              LYNCH
VALUE         YIELD             YIELD              HIGH
WITH SALES   BOND FUND         BOND FUND           YIELD
CHARGE        CLASS A           CLASS B            INDEX
 6/30/89       9,550            10,000            10,000
 7/31/89       9,606            10,059            10,040
 8/31/89       9,589            10,041            10,087
 9/30/89       9,545             9,994             9,981
10/31/89       9,419             9,863             9,733
11/30/89       9,402             9,845             9,748
12/31/89       9,390             9,833             9,708
 1/31/90       9,251             9,687             9,446
 2/28/90       9,064             9,491             9,303
 3/31/90       9,248             9,683             9,479
 4/30/90       9,302             9,741             9,538
 5/31/90       9,486             9,933             9,697
 6/30/90       9,593            10,046             9,940
 7/31/90       9,814            10,276            10,190
 8/31/90       9,513             9,962             9,724
 9/30/90       9,158             9,590             9,324
10/31/90       8,865             9,282             9,051
11/30/90       8,962             9,384             9,146
12/31/90       9,053             9,479             9,285
 1/31/91       9,004             9,429             9,475
 2/28/91       9,376             9,817            10,297
 3/31/91       9,707            10,164            10,807
 4/30/91      10,004            10,475            11,180
 5/31/91      10,122            10,600            11,224
 6/30/91      10,233            10,716            11,478
 7/31/91      10,459            10,952            11,786
 8/31/91      10,663            11,165            12,058
 9/30/91      10,823            11,333            12,228
10/31/91      11,073            11,595            12,643
11/30/91      11,212            11,740            12,779
12/31/91      11,252            11,782            12,922
 1/31/92      11,564            12,109            13,358
 2/28/92      11,765            12,320            13,696
 3/31/92      11,891            12,452            13,889
 4/30/92      11,885            12,444            13,961
 5/31/92      12,044            12,612            14,167
 6/30/92      12,200            12,776            14,330
 7/31/92      12,410            12,995            14,609
 8/31/92      12,565            13,156            14,795
 9/30/92      12,719            13,318            14,952
10/31/92      12,469            13,057            14,759
11/30/92      12,681            13,277            14,985
12/31/92      12,812            13,416            15,176
 1/31/93      13,162            13,782            15,538
 2/28/93      13,423            14,056            15,815
 3/31/93      13,651            14,295            16,084
 4/30/93      13,750            14,398            16,195
 5/31/93      13,959            14,616            16,405
 6/30/93      14,222            14,893            16,711
 7/31/93      14,390            15,068            16,879
 8/31/93      14,488            15,170            17,033
 9/30/93      14,536            15,221            17,109
10/31/93      14,743            15,438            17,434
11/30/93      14,856            15,556            17,525
12/31/93      14,979            15,684            17,710
 1/31/94      15,261            15,981            18,092
 2/28/94      15,187            15,902            17,967
 3/31/94      14,650            15,340            17,386
 4/30/94      14,532            15,217            17,170
 5/31/94      14,664            15,356            17,132
 6/30/94      14,728            15,422            17,210
 7/31/94      14,723            15,416            17,323
 8/31/94      14,777            15,474            17,451
 9/30/94      14,772            15,467            17,448
10/31/94      14,712            15,406            17,494
11/30/94      14,518            15,203            17,344
12/31/94      14,641            15,332            17,526
 1/31/95      14,814            15,512            17,772
 2/28/95      15,126            15,838            18,342
 3/31/95      15,263            15,983            18,590
 4/30/95      15,552            16,285            19,070
 5/31/95      15,961            16,713            19,659
 6/30/95      16,041            16,797            19,791
 7/31/95      16,254            17,020            20,049
 8/31/95      16,261            17,027            20,154
 9/30/95      16,460            17,235            20,393
10/31/95      16,686            17,473            20,561
11/30/95      16,716            17,503            20,765
12/31/95      16,932            17,730            21,112
 1/31/96      17,145            17,953            21,465
 2/28/96      17,310            18,126            21,531
 3/31/96      17,254            18,066            21,443
 4/30/96      17,288            18,103            21,473
 5/31/96      17,396            18,216            21,627
 6/30/96      17,440            18,262            21,724
 7/31/96      17,622            18,453            21,856
 8/31/96      17,873            18,714            22,128
 9/30/96      18,235            19,094            22,643
10/31/96      18,305            19,168            22,839
11/30/96      18,577            19,452            23,298
12/31/96      18,691            19,572            23,492
 1/31/97      18,848            19,735            23,668
 2/28/97      19,192            20,084            24,032
 3/31/97      18,790            19,651            23,701
 4/30/97      18,910            19,765            24,005
 5/31/97      19,448            20,314            24,510
 6/30/97      19,720            20,586            24,889
 7/31/97      20,225            21,101            25,549
 8/31/97      20,232            21,098            25,518
 9/30/97      20,577            21,446            25,977
10/31/97      20,558            21,414            26,110
11/30/97      20,768            21,622            26,354
12/31/97      21,025            21,875            26,607
 1/31/98      21,461            22,317            27,032
 2/28/98      21,575            22,419            27,141
 3/31/98      21,804            22,641            27,399
 4/30/98      21,751            22,570            27,516
 5/31/98      21,844            22,649            27,682
 6/30/98      21,910            22,701            27,825
 7/31/98      22,217            22,999            28,002
 8/31/98      20,828            21,546            26,589
 9/30/98      21,198            21,911            26,658
10/31/98      20,929            21,615            26,089
11/30/98      21,830            22,529            27,442
12/31/98      21,932            22,615            27,393
 1/31/99      22,207            22,883            27,763
 2/28/99      22,198            22,859            27,574
 3/30/99      22,520            23,174            27,894
 4/30/99      22,951            23,600            28,404
 5/31/99      22,318            22,932            28,143
 6/30/99      22,144            22,713            28,072

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Interest rates have risen over the last six months and the second quarter was an especially difficult one. Our bonds, with longer durations (sensitivity to interest rate changes) because of lower coupons, non-callable or zero-coupon structures were hit especially hard; including our holdings in Ball Corp., Federal Mogul and Nextlink. (The Fund's duration of 5.60 is longer than the Merrill Lynch High Yield Master II Index's 5.07.)

   Specialty Retailers (Stage Stores), Numatics, and United Industries also suffered. Specialty Retailers, the operator of Stage Stores, located primarily in the Midwest and Southern states, reported continued weak sales. Prime markets for these stores are located in areas that depend on either agriculture or oil for their economic well being. Extremes in weather have hurt agriculture, while low prices for petroleum and natural gas dampened the oil side of the equation. In addition, management made a number of merchandising mistakes.

   Numatics was downgraded to CCC+ by S&P at the end of the second quarter because of poor financial performance. Ironically, results at the company are actually looking better. The company, a manufacturer of specialty valves, has a unique product line, excellent distribution capabilities and a fine reputation. I'll continue to hold these bonds.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                            PERCENT OF
TOP FIVE HOLDINGS                                           NET ASSETS
----------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. ...............  2.6%
  (Auto Parts & Equipment)
Ames Department Stores, Inc. ...............................  2.6
  (Retail-Department Stores)
Level 3 Communications, Inc. ...............................  2.4
  (Telephone)
Randall's Food Markets, Inc. ...............................  2.4
  (Retail-Food Chains)
Hayes Lemmerz International, Inc. ..........................  2.2
  (Auto Parts & Equipment)

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable)............................       15%
Telephone...................................................       13
Auto Parts & Equipment......................................        6
Communication Equipment.....................................        4
Retail (Department Stores)..................................        4


TOP FIVE SALES                                                  PROCEEDS
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
AES Corp. ..................................................  $ 1,986
Lenfest Communications, Inc. ...............................    1,590
Chiquita Brands International, Inc. ........................    1,575
Ackerley Group, Inc. .......................................    1,517
Unicco Service Corp. .......................................    1,516

TOP FIVE PURCHASES                                                  COST
(Jan. to June)                                                   (000'S)
------------------------------------------------------------------------
Ames Department Stores, Inc. ...............................  $ 2,000
American Axle & Manufacturing Holdings, Inc. ...............    1,984
Level 3 Communications, Inc. ...............................    1,890
Lenfest Communications, Inc. ...............................    1,591
Criimi Mae Commercial Mortgage Trust........................    1,588

 CURRENT YIELD (30-DAY) CLASS A ......................................... 7.79%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 7.20%
 WEIGHTED AVERAGE MATURITY .......................................... 8.0 YEARS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   United Industries manufactures lower-priced lines of garden fertilizers and insecticides. At June 30, they announced that their board had replaced the CEO due to lower-than-expected sales for one of its product lines. The other lines were selling on plan. I am monitoring this situation carefully.

   Among new names added to the portfolio in the second quarter are Ames Department Stores and Bally Total Fitness. The former is an operator of discount stores in the northeastern part of the U.S. and I thought they offered good relative value for their industry group and credit rating.

   Bally Total Fitness operates health clubs across the U.S. The company has reported excellent results due to their ability to sell higher-priced membership packages that entitle the member to use any Bally facility.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
(1) BBB: 2%
(2) BB: 17%
(3) B: 69%
(4) CCC: 5%
(5) Not Rated: 0%
(6) Preferred Stocks: 4%
(7) Cash and Other: 3%

   Liquidity remains an issue in the high yield market. Dealers seem reluctant to bid on bonds, and oftentimes will often do so only at substantially lower prices. To avoid selling our bonds at deep discounts in a difficult market I am letting cash creep up as we move into year-end.

   As well, I have been working to raise the average coupon of bonds held in the Fund in order to improve our dividend yield. Both the Ames and Bally's bonds have high coupons and are examples of this strategy. I will continue to look for bonds that I believe represent good relative value, and provide good total return potential and yield.

Robert Kern
-------------------------------

Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Robert is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.1%

FINANCIAL (DIVERSIFIED) - 2.0%
        $2,000   Criimi Mae Commercial Mortgage Trust Series 1998-C1 Class B
                 7.00%, due 11/02/11 ................................. $1,588
                                                                        -----
TOTAL ASSET BACKED SECURITIES ........................................  1,588
                                                                        -----

CORPORATE BONDS - 91.3%

AGRICULTURAL PRODUCTS - 2.1%
           600   #Scott's Company (144A)
                 8.625%, due 1/15/09 (acquired 1/14/99) ................. 590
         1,000   Sun World International, Inc.
                 11.25%, due 4/15/04 .................................. 1,050

AIR FREIGHT - 1.8%
         1,500   Atlas Air, Inc.
                 9.375%, due 11/15/06 ................................. 1,425

AIRLINES - 1.9%
         1,500   Northwest Airlines, Inc.
                 8.70%, due 3/15/07 ................................... 1,474

ALUMINUM - 2.5%
         1,000   Commonwealth Aluminum Corp.
                 10.75%, due 10/01/06 ................................... 991
         1,000   Wells Aluminum Corp.
                 10.125%, due 6/01/05 ................................... 980

AUTO PARTS & EQUIPMENT - 6.1%
         2,000   American Axle & Manufacturing Holdings, Inc.
                 9.75%, due 3/01/09 ................................... 2,000
         1,000   Federal-Mogul Corp.
                 8.80%, due 4/15/07 ................................... 1,008
         1,750   #Hayes Lemmerz
                 International, Inc. (144A)
                 8.25%, due 12/15/08
                 (acquired 12/07/98) .................................. 1,667

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (REGIONAL) - 1.5%
        $1,250   Bay View Capital Corp.
                 9.125%, due 8/15/07 ................................. $1,163

BROADCASTING (TV, RADIO & CABLE) - 11.5%
         1,750   21st Century Telecom Group, Inc.
                 12.25%, beg. 2/15/03
                 Step Bond due 2/15/08 .................................. 718
           500   #Adelphia Communications Corp. (144A)
                 7.75%, due 1/15/09
                 (acquired 1/6/99) ...................................... 462
         1,250   #Bresnan Communications Group (144A)
                 9.25%, beg. 2/01/04
                 Step Bond due 2/01/09
                 (acquired 1/25/99) ..................................... 813
         3,000   Century Communications Corp.
                 0.00%, due 1/15/08
                 (Discount Note) ...................................... 1,335
           500   Century Communications Corp.
                 8.875%, due 1/15/07 .................................... 500
           500   Century Communications Corp.
                 9.50%, due 3/01/05 ..................................... 514
         1,000   Chancellor Media Corp.
                 9.00%, due 10/01/08 .................................. 1,018
         1,000   Jones Intercable, Inc.
                 8.875%, due 4/01/07 .................................. 1,064
           329   SFX Broadcasting, Inc.
                 10.75%, due 5/15/06 .................................... 357
         1,000   #Susquehanna Media Co. (144A)
                 8.50%, due 5/15/09
                 (acquired 5/07/99) ..................................... 985
         1,000   Young Broadcasting, Inc.
                 9.00%, due 1/15/06 ..................................... 978

BUILDING MATERIALS - 0.6%
           500   Synthetic Industries, Inc.
                 9.25%, due 2/15/07 ..................................... 513

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CHEMICALS (SPECIALTY) - 0.6%
         $ 500   Sovereign Specialty Chemicals, Inc.
                 9.50%, due 8/01/07 ................................... $ 501

COMMUNICATION EQUIPMENT - 3.8%
         1,500   National Equipment Services, Inc. (Series B)
                 10.00%, due 11/30/04 ................................. 1,515
           500   National Equipment Services, Inc. (Series D)
                 10.00%, due 11/30/04 ................................... 505
         1,000   Rhythms NetConnections, Inc.
                 12.75%, due 4/15/09 .................................... 935

CONTAINERS & PACKAGING (PAPER) - 1.2%
           500   #Packaging Corporation of America (144A)
                 9.625%, due 4/01/09
                 (acquired 3/31/99) ..................................... 508
           500   Printpak Inc.
                 10.625%, due 8/15/06 ................................... 475

ENTERTAINMENT - 2.9%
           500   Cinemark USA, Inc.
                 (Series B)
                 9.625%, due 8/01/08 .................................... 490
           500   Cinemark USA, Inc.
                 (Series D)
                 9.625%, due 8/01/08 .................................... 490
         1,250   Premier Parks, Inc.
                 9.25%, due 4/01/06 ................................... 1,231

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.5%
         1,500   Genesis Health Ventures, Inc.
                 9.25%, due 10/01/06 .................................. 1,200

HOUSEHOLD FURNISHINGS & APPLIANCES - 1.2%
         1,000   Holmes Products Corp.
                 9.875%, due 11/15/07 ................................... 968
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
        $1,500   #United Industries Corp. (144A)
                 9.875%, due 4/01/09
                 (acquired 3/19/99) .................................. $1,365

LODGING (HOTELS) - 1.8%
         1,500   HMH Properties, Inc.
                 7.875%, due 8/01/08 .................................. 1,384

MANUFACTURING (DIVERSIFIED) - 3.2%
         1,000   #Nortek, Inc. (144A)
                 8.875%, due 8/01/08
                 (acquired 7/28/98) ..................................... 980
         1,560   Tekni-Plex, Inc.
                 9.25%, due 3/01/08 ................................... 1,521

MANUFACTURING (SPECIALIZED) - 3.6%
         1,500   Flextronics International, Ltd.
                 8.75%, due 10/15/07 .................................. 1,493
         1,600   Numatics, Inc.
                 9.625%, due 4/01/08 .................................. 1,296

OIL & GAS (DRILLING & EQUIPMENT) - 1.9%
         1,500   Newpark Resources, Inc.
                 8.625%, due 12/15/07 ................................. 1,448

OIL & GAS (EXPLORATION & PRODUCTION) - 1.9%
         1,500   Ocean Energy, Inc.
                 8.375%, due 7/01/08 .................................. 1,455

PAPER & FOREST PRODUCTS - 0.6%
           500   FiberMark Inc.
                 9.375%, due 10/15/06 ................................... 500

PERSONAL CARE - 0.3%
           250   Revlon Consumer Products
                 8.625%, due 2/01/08 .................................... 234

PUBLISHING - 3.1%
         1,000   Big Flower Holdings, Inc.
                 8.625%, due 12/01/08 ................................... 920
         1,500   World Color Press, Inc.
                 8.375%, due 11/15/08 ................................. 1,493

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
RESTAURANTS - 2.0%
        $1,500   Perkins Family Restaurants
                 10.125%, due 12/15/07 ............................... $1,560

RETAIL (DEPARTMENT STORES) - 3.7%
         2,000   #Ames Department Stores,
                 Inc. (144A)
                 10.00%, due 4/15/06
                 (acquired 4/20/99) ................................... 1,963
         1,440   Specialty Retailers, Inc.
                 9.00%, due 7/15/07 ..................................... 864

RETAIL (FOOD CHAINS) - 2.4%
         1,750   Randall's Food Markets, Inc.
                 9.375%, due 7/01/07 .................................. 1,838

RETAIL (SPECIALTY) - 2.4%
         1,250   Big 5 Corp.
                 10.875%, due 11/15/07 ................................ 1,275
           750   Purina Mill, Inc.
                 9.00%, due 3/15/10 ..................................... 563

SERVICES (ADVERTISING/MARKETING) - 1.3%
         1,000   Lamar Advertising Co.
                 9.625%, due 12/01/06 ................................. 1,030

SERVICES (COMMERCIAL & CONSUMER) - 2.5%
         1,000   Bally Total Fitness Holdings
                 9.875%, due 10/15/07 ................................... 970
         1,000   #United Rentals, Inc. (144A)
                 9.00%, due 4/01/09
                 (acquired 3/16/99) ..................................... 980

SERVICES (COMPUTER SYSTEMS) - 2.0%
         1,500   Verio, Inc.
                 11.25%, due 12/01/08 ................................. 1,571

TELECOMMUNICATIONS (LONG DISTANCE) - 1.5%
         1,250   Flag, Ltd.
                 8.25%, due 1/30/08 ................................... 1,175
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 11.7%
        $1,250   GCI, Inc.
                 9.75%, due 8/01/07 .................................. $1,231
         1,000   Intermedia Communications, Inc.
                 11.25%, beg. 7/15/02
                 Step Bond due 7/15/07 .................................. 713
           500   Intermedia Communication, Inc.
                 8.60%, due 6/01/08 ..................................... 460
         1,000   Intermedia Communications, Inc.
                 8.875%, due 11/01/07 ................................... 938
         3,000   Level 3 Communications, Inc.
                 10.50%, beg. 12/01/03
                 Step Bond due 12/01/08 ............................... 1,845
         1,500   Metromedia Fiber Network, Inc.
                 10.00%, due 11/15/08 ................................. 1,541
         1,000   NEXTLINK Communications, Inc.
                 10.75%, due 11/15/08 ................................. 1,023
         2,000   NEXTLINK Communications, Inc.
                 9.45%, beg. 4/15/03
                 Step Bond due 4/15/08 ................................ 1,190

TEXTILES (SPECIALTY) - 1.2%
         1,000   Polymer Group, Inc.
                 9.00%, due 7/01/07 ..................................... 970

TRUCKING - 1.5%
         1,250   Allied Holdings, Inc.
                 8.625%, due 10/01/07 ................................. 1,175
                                                                        -----
TOTAL CORPORATE BONDS ...............................................  69,380
                                                                        -----

PREFERRED STOCKS - 3.9%

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.1%
             3   Capstar Communications, Inc.  .......................... 348
             5   Sinclair Broadcast Group, Inc.  ........................ 523

CONTAINERS & PACKAGING (PAPER) - 1.3%
            10   #Packaging Corporation of America (144A)
                 (acquired 3/31/99) ................................... 1,055

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TELEPHONE - 1.3%
         $  10   Global Crossing Holdings, Ltd.........................$1,060
                                                                        -----
TOTAL PREFERRED STOCKS ................................................ 2,986
                                                                        -----
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 1.5%

INVESTMENT COMPANIES
        $1,146   SSgA Prime Money Market Portfolio ................... $1,146
                                                                        -----
TOTAL CASH EQUIVALENTS ................................................ 1,146
                                                                        -----
TOTAL INVESTMENTS - 98.8% ...........................................  75,100
Other Assets, less Liabilities .......................................... 902
                                                                        -----
NET ASSETS .........................................................  $76,002
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $11,686,079 and the total value is 15.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Intermediate-Term U.S. Treasury Fund fared well against its peers, but trailed the Merrill Lynch Intermediate U.S. Treasury Index for the quarter, six and 12 months ended June 30. The Fund's returns for the respective periods were (1.22%)*, (2.35%)* and 3.07%* for Class A shares and (1.42%)*, (2.71%)* and
2.35%* for Class B shares. The Index returned (0.19%), (0.53%), and 4.50%. For the same periods, the average intermediate-term U.S. treasury fund returned (1.08%), (2.24%), and 2.89% , according to Lipper, Inc.

   The Fund lagged its Index because its average maturity was longer than the Index's. Through all of 1998 the Fund was significantly longer with an average maturity of 6 years. Early in January 1999

                          [PHOTO OF RONALD SPAULDING]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                     WITH SALES CHARGE                 WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999         1 YEAR    5 YEAR    10 YEAR         1 YEAR   5 YEAR    10 YEAR
---------------------------------------------------------------------------------------------------------
Class A                                    -1.57%     5.33%      6.36%          3.07%    6.30%     6.85%
Class B                                    -2.65%     5.58%      6.65%          2.35%    5.90%     6.65%

                                                         MERRILL
                INTERMEDIATE-      INTERMEDIATE-          LYNCH
INVESTMENT          TERM               TERM           INTERMEDIATE-
VALUE           U.S. TREASURY      U.S. TREASURY          TERM
WITH SALES          FUND               FUND             TREASURY
CHARGE            CLASS A            CLASS B             INDEX
 6/30/89           $9,550            $10,000            $10,000
 7/31/89           $9,718            $10,176            $10,204
 8/31/89           $9,627            $10,080            $10,062
 9/30/89           $9,667            $10,122            $10,113
10/31/89           $9,830            $10,293            $10,320
11/30/89           $9,901            $10,368            $10,421
12/31/89           $9,922            $10,389            $10,448
 1/31/90           $9,862            $10,327            $10,388
 2/28/90           $9,912            $10,379            $10,414
 3/31/90           $9,906            $10,374            $10,435
 4/30/90           $9,881            $10,347            $10,398
 5/31/90          $10,069            $10,543            $10,618
 6/30/90          $10,171            $10,650            $10,756
 7/31/90          $10,308            $10,793            $10,911
 8/31/90          $10,271            $10,755            $10,863
 9/30/90          $10,310            $10,796            $10,963
10/31/90          $10,392            $10,882            $11,115
11/30/90          $10,500            $10,995            $11,281
12/31/90          $10,631            $11,132            $11,441
 1/31/91          $10,679            $11,182            $11,557
 2/28/91          $10,763            $11,270            $11,617
 3/31/91          $10,839            $11,350            $11,680
 4/30/91          $10,960            $11,476            $11,801
 5/31/91          $11,016            $11,536            $11,868
 6/30/91          $11,030            $11,550            $11,881
 7/31/91          $11,167            $11,694            $12,009
 8/31/91          $11,356            $11,891            $12,233
 9/30/91          $11,527            $12,069            $12,441
10/31/91          $11,650            $12,199            $12,582
11/30/91          $11,770            $12,325            $12,729
12/31/91          $12,070            $12,638            $13,040
 1/31/92          $11,931            $12,493            $12,909
 2/28/92          $11,946            $12,509            $12,958
 3/31/92          $11,903            $12,464            $12,905
 4/30/92          $11,994            $12,558            $13,023
 5/31/92          $12,166            $12,739            $13,209
 6/30/92          $12,356            $12,938            $13,400
 7/31/92          $12,664            $13,260            $13,649
 8/31/92          $12,763            $13,364            $13,806
 9/30/92          $13,000            $13,613            $13,997
10/31/92          $12,762            $13,363            $13,825
11/30/92          $12,683            $13,280            $13,764
12/31/92          $12,861            $13,467            $13,945
 1/31/93          $13,193            $13,815            $14,206
 2/28/93          $13,484            $14,119            $14,419
 3/31/93          $13,539            $14,176            $14,473
 4/30/93          $13,636            $14,279            $14,587
 5/31/93          $13,591            $14,231            $14,543
 6/30/93          $13,920            $14,576            $14,752
 7/31/93          $13,941            $14,599            $14,783
 8/31/93          $14,286            $14,958            $15,008
 9/30/93          $14,366            $15,043            $15,073
10/31/93          $14,398            $15,076            $15,100
11/30/93          $14,168            $14,835            $15,027
12/31/93          $14,256            $14,927            $15,086
 1/31/94          $14,441            $15,121            $15,236
 2/28/94          $14,058            $14,721            $15,019
 3/31/94          $13,763            $14,412            $14,809
 4/30/94          $13,666            $14,309            $14,709
 5/31/94          $13,671            $14,316            $14,724
 6/30/94          $13,646            $14,288            $14,734
 7/31/94          $13,827            $14,477            $14,917
 8/31/94          $13,862            $14,514            $14,964
 9/30/94          $13,710            $14,357            $14,844
10/31/94          $13,716            $14,362            $14,847
11/30/94          $13,687            $14,333            $14,773
12/31/94          $13,741            $14,389            $14,829
 1/31/95          $13,898            $14,553            $15,075
 2/28/95          $14,106            $14,770            $15,363
 3/31/95          $14,178            $14,846            $15,447
 4/30/95          $14,353            $15,029            $15,625
 5/31/95          $14,901            $15,603            $16,071
 6/30/95          $15,001            $15,708            $16,176
 7/31/95          $14,885            $15,585            $16,187
 8/31/95          $15,061            $15,771            $16,320
 9/30/95          $15,228            $15,945            $16,430
10/31/95          $15,460            $16,189            $16,614
11/30/95          $15,774            $16,517            $16,822
12/31/95          $16,042            $16,797            $16,993
 1/31/96          $16,094            $16,853            $17,139
 2/28/96          $15,702            $16,442            $16,946
 3/31/96          $15,537            $16,269            $16,865
 4/30/96          $15,505            $16,235            $16,812
 5/31/96          $15,501            $16,232            $16,803
 6/30/96          $15,614            $16,350            $16,967
 7/31/96          $15,663            $16,402            $17,019
 8/31/96          $15,662            $16,400            $17,038
 9/30/96          $15,837            $16,583            $17,254
10/31/96          $16,029            $16,774            $17,535
11/30/96          $16,232            $16,993            $17,751
12/31/96          $16,094            $16,840            $17,655
 1/31/97          $16,139            $16,864            $17,720
 2/28/97          $16,108            $16,824            $17,739
 3/31/97          $15,906            $16,606            $17,649
 4/30/97          $16,106            $16,810            $17,846
 5/31/97          $16,218            $16,928            $17,983
 6/30/97          $16,391            $17,099            $18,139
 7/31/97          $16,856            $17,577            $18,479
 8/31/97          $16,648            $17,350            $18,401
 9/30/97          $16,897            $17,595            $18,604
10/31/97          $17,176            $17,873            $18,820
11/30/97          $17,182            $17,868            $18,863
12/31/97          $17,386            $18,066            $19,024
 1/31/98          $17,660            $18,326            $19,280
 2/28/98          $17,578            $18,243            $19,254
 3/31/98          $17,606            $18,265            $19,318
 4/30/98          $17,664            $18,317            $19,404
 5/31/98          $17,809            $18,458            $19,535
 6/30/98          $17,970            $18,599            $19,671
 7/31/98          $17,981            $18,620            $19,749
 8/31/98          $18,434            $19,061            $20,143
 9/30/98          $19,064            $19,703            $20,618
10/31/98          $18,981            $19,603            $20,665
11/30/98          $18,889            $19,497            $20,589
12/31/98          $18,965            $19,564            $20,665
 1/31/99          $18,962            $19,551            $20,764
 2/28/99          $18,657            $19,225            $20,444
 3/30/99          $18,749            $19,308            $20,593
 4/30/99          $18,756            $19,302            $20,657
 5/31/99          $18,554            $19,081            $20,518
 6/30/99          $18,520            $19,035            $20,555

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I had sold ten-year Treasury Notes, bought six-month Treasury Bills and shortened the maturity a full year as a defensive measure against rising interest rates. That trade was enough to outpace our peer group for the 12 month period, but not the Index, which is difficult for any fund to beat as indexs have no expenses and no cash flow.

   In the second quarter I bought both six-month bills and ten-year notes to keep the average maturity short. By June 30, I'd shortened it to 5.0 years. This compares to 3.7 years for the Index. We remained longer, and in the rising-interest-rate world of the first half of 1999, being longer contributed to our lagging performance.

   An intermediate-term U.S. Treasury fund can truly distinguish itself only by having a significantly longer or shorter average maturity than the index or peer group. In most market conditions I anticipate maintaining an average maturity longer than the Index. Longer bonds generally yield more than shorter bonds. By being somewhat longer than the Index, I would expect the Fund to outperform during periods of stable or falling interest rates. In periods of rising rates, I will shorten the average maturity, but I don't expect to be significantly shorter than the Index. If I can match or beat the index in periods of stable and falling interest rates and lag somewhat in periods of rising rates, I expect to provide, relatively good long-run performance.

                                   HIGHLIGHTS
                        -------------------------------
 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.22%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.68%
 WEIGHTED AVERAGE MATURITY .......................................... 5.0 YEARS

   The trades discussed above illustrate my strategy of shortening maturities as interest rates rise. In retrospect, I wish I had shortened more, but even those modest moves helped preserve shareholder capital in a difficult environment.

   Prices for intermediate U.S. Treasury Notes have declined substantially since hitting a peak last fall. The ten-year U.S. Treasury issued in May, 1998 peaked at 111.50 in October 1998 and bottomed at 96.375 in late June 1999, a decline of 13.5%. Put another way, the yield on that note increased from 4.16% to 6.16% in a period of six months. I believe the worst of the increase in rates is behind us, but I think it's possible the Federal Reserve Board will raise interest rates again before the summer is over. Given that possibility I expect to maintain the defensive posture of a shorter maturity for the immediate future.

   If the economy does slow later in the year as I expect and the Fed is no longer likely to increase interest rates, then I will lengthen the average maturity of the Fund, probably to 6 years.

Ronald Spaulding
-------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 97.5%

U.S. FEDERAL AGENCY NOTES - 18.1%
        $1,500   6.875%, due 11/22/06 ............................... $ 1,498
         1,500   6.26%, due 9/24/04 ................................... 1,499
           500   5.785%, due 4/14/08 .................................... 476
           500   5.75%, due 2/15/08 ..................................... 477

U.S. TREASURY BILLS / STRIPS - 17.5%
         2,600   4.305%, due 9/30/99 .................................. 2,569
         1,975   0.00%, due 2/15/07 ................................... 1,256

U.S. TREASURY NOTES - 61.9%
         2,200   7.75%, due 2/15/01 ................................... 2,276
         1,200   7.50%, due 11/15/01 .................................. 1,250
         2,070   7.25%, due 8/15/04 ................................... 2,199
         1,310   6.875%, due 3/31/00 .................................. 1,326
         3,900   6.50%, due 10/15/00 .................................. 4,024
         2,500   5.625%, due 5/15/08 .................................. 2,449
                                                                        -----
TOTAL U.S. GOVERNMENT OBLIGATIONS .................................... 21,299
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 1.8%

INVESTMENT COMPANIES
          $389   SSgA Prime Money Market Portfolio ................... $  389
                                                                        -----
TOTAL CASH EQUIVALENTS .................................................. 389
                                                                        -----
TOTAL INVESTMENTS - 99.3% ............................................ 21,688
Other Assets, less Liabilities .......................................... 159
                                                                        -----
NET ASSETS .......................................................... $21,847
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Managed Bond Fund lagged the Lehman Brothers Government/ Corporate Index for the second quarter, year-to-date and one-year. Class A shares returned (2.23%)*, (4.19%)*, and (0.48%)* while Class B shares returned (2.30%)*,
(4.42%)*, and (1.16%)* for the quarter, year-to-date and one-year periods, respectively. The index produced (2.28%), 0.35% and 2.70% for the same respective periods. The Fund also trailed its Lipper, Inc. peer group, which returned (1.11%), (1.60%) and 2.00% for the respective three-, six-and 12-month periods.

   Paradoxically, the largest single factor contributing to this year's underperformance is the

                           [PHOTO OF MICHAEL HUGHES]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                    WITH SALES CHARGE                       WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999      1 YEAR    5 YEAR    SINCE INCEPTION*     1 YEAR   5 YEAR   SINCE INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Class A                                  -4.96%    4.65%          3.66%          -0.48%    5.62%         4.56%
Class B                                  -6.10%    4.79%          3.94%          -1.16%    5.12%         4.10%

                    SAFECO                 SAFECO                  LEHMAN
                    MANAGED                MANAGED                BROTHERS
INVESTMENT VALUE     BOND                   BOND                 GOVERNMENT/
WITH SALES           FUND                   FUND                 CORPORATE
CHARGE              CLASS A                CLASS B                 INDEX
 2/28/94             $9,550                $10,000                $10,000
 3/31/94             $9,231                 $9,666                 $9,755
 4/30/94             $9,223                 $9,657                 $9,674
 5/31/94             $9,231                 $9,666                 $9,657
 6/30/94             $9,218                 $9,653                 $9,634
 7/31/94             $9,318                 $9,756                 $9,827
 8/31/94             $9,340                 $9,780                 $9,831
 9/30/94             $9,266                 $9,703                 $9,683
10/31/94             $9,272                 $9,709                 $9,672
11/30/94             $9,245                 $9,680                 $9,655
12/31/94             $9,263                 $9,699                 $9,718
 1/31/95             $9,386                 $9,828                 $9,905
 2/28/95             $9,541                 $9,991                $10,135
 3/31/95             $9,587                $10,038                $10,203
 4/30/95             $9,709                $10,167                $10,344
 5/31/95            $10,059                $10,533                $10,778
 6/30/95            $10,137                $10,615                $10,864
 7/31/95            $10,067                $10,542                $10,822
 8/31/95            $10,193                $10,673                $10,960
 9/30/95            $10,305                $10,791                $11,072
10/31/95            $10,469                $10,962                $11,235
11/30/95            $10,675                $11,178                $11,420
12/31/95            $10,870                $11,382                $11,588
 1/31/96            $10,887                $11,399                $11,660
 2/28/96            $10,627                $11,127                $11,412
 3/31/96            $10,514                $11,010                $11,317
 4/30/96            $10,509                $11,004                $11,239
 5/31/96            $10,514                $11,009                $11,219
 6/30/96            $10,593                $11,092                $11,370
 7/31/96            $10,626                $11,127                $11,396
 8/31/96            $10,646                $11,147                $11,369
 9/30/96            $10,734                $11,239                $11,571
10/31/96            $10,843                $11,347                $11,841
11/30/96            $10,965                $11,467                $12,058
12/31/96            $10,877                $11,368                $11,925
 1/31/97            $10,884                $11,368                $11,939
 2/28/97            $10,858                $11,336                $11,964
 3/31/97            $10,715                $11,179                $11,822
 4/30/97            $10,863                $11,327                $11,994
 5/31/97            $10,946                $11,406                $12,106
 6/30/97            $11,056                $11,511                $12,251
 7/31/97            $11,378                $11,839                $12,626
 8/31/97            $11,231                $11,664                $12,484
 9/30/97            $11,397                $11,842                $12,680
10/31/97            $11,577                $12,021                $12,883
11/30/97            $11,592                $12,028                $12,952
12/31/97            $11,723                $12,154                $13,088
 1/31/98            $11,917                $12,343                $13,272
 2/28/98            $11,866                $12,276                $13,246
 3/31/98            $11,885                $12,284                $13,287
 4/30/98            $11,927                $12,303                $13,353
 5/31/98            $12,066                $12,435                $13,496
 6/30/98            $12,175                $12,536                $13,634
 7/31/98            $12,168                $12,532                $13,645
 8/31/98            $12,449                $12,798                $13,911
 9/30/98            $12,764                $13,113                $14,308
10/31/98            $12,605                $12,936                $14,207
11/30/98            $12,625                $12,948                $14,292
12/31/98            $12,646                $12,965                $14,326
 1/31/99            $12,700                $13,013                $14,428
 2/28/99            $12,347                $12,644                $14,085
 3/31/99            $12,393                $12,683                $14,155
 4/30/99            $12,395                $12,692                $14,191
 5/31/99            $12,218                $12,488                $14,044
 6/30/99            $12,116                $12,391                $14,001

*The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

Fund's conservative structure. Traditionally, the Fund has maintained about half of its assets in intermediate-term bonds with maturities between 5 to 10 years, invested primarily in U.S. governments and high-quality corporates. In this maturity range, the fixed-income investor usually receives a generous yield premium and limited interest rate risk.

   However, securities on this part of the yield curve have been punished so far this year by fears of prolonged Federal Reserve interest rate hikes, massive new issue supply and mortgage-backed securities hedging activity. As a result, the high-quality intermediate-term securities underper-

                                   HIGHLIGHTS
                        -------------------------------

                                                              PERCENT OF
BONDS BY TYPE                                                 NET ASSETS
------------------------------------------------------------------------
U.S. Government Obligations.................................    52%
Asset Backed Securities.....................................     9
Mortgage Backed Securities..................................    12
Corporate Bonds.............................................    24
Cash & Other................................................     3
                                                              ----
                                                               100%
                                                              ----
                                                              ----

 CURRENT YIELD (30-DAY) CLASS A ......................................... 2.92%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.66%
 WEIGHTED AVERAGE MATURITY .......................................... 8.5 YEARS

formed the broader market averages and so did our portfolio.

   Surprisingly robust economic growth during the quarter fed fears that the Federal Reserve would embark on an extended series of interest rate increases. As expected, the Fed did raise the Fed Funds rate by a quarter of a point on June 30, citing concerns about inflation. Interest rates increased by roughly 0.5%, with yields in the 5-to 10-year range increasing the most.

   I continued to take steps to improve overall portfolio yield, quality, and liquidity. For example, I sold bonds issued by The Tandy Corporation (Radio Shack) and purchased paper issued by Sears. The Tandy bonds were part of a $150 million issue that rarely traded, while the Sears bonds were part of a $750 million issue that was very actively traded.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
(1) AAA: 73%
(2) AA: 5%
(3) A: 19%
(4) Cash & Other: 3%

   I have tried to structure the portfolio to perform very well on a relative basis should economic or market conditions deteriorate. The Fund holds 65% of its assets in U.S. government securities. During the second quarter, I shortened the Fund's average

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

maturity from 8.8 years to 8.5 years, and may shorten it further in the weeks ahead.

   Going forward, the markets will agonize over each new piece of economic news. It is unlikely we are going to see any concrete signs of economic moderation in the near-term (six to eight weeks) and the market will continue to trade under a cloud of potential Fed increases. In the fall, I think the Fed will be less likely to raise rates for three reasons. One, the increases we've seen year-to-date will have begun to slow the economy. Two, August through October are historically bad months for the stock market and the Fed is unlikely to raise rates in the face of potential financial market dislocations. And, three, with Y2K concerns casting a potentially dark shadow over the market, the Fed will not want to do anything to make the situation worse.

Michael Hughes
-------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a BS in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 8.9%

CONSUMER FINANCE - 2.1%
          $175   MBNA Master Credit Card Trust
                 5.90%, due 8/15/11 .................................... $165

ELECTRIC COMPANIES - 1.5%
           125   ComEd Transitional Funding Trust
                 5.63%, due 6/25/09 ..................................... 118

FINANCIAL (DIVERSIFIED) - 4.3%
            18   Chevy Chase Auto
                 Receivables Trust (Class A)
                 6.60%, due 12/15/02 ..................................... 18
           230   Citicorp Mortgage Securities, Inc.
                 6.50%, due 6/25/29 ..................................... 221
           100   Heller Financial Commercial
                 Mortgage Asset Corp.
                 6.847%, due 5/15/31 ..................................... 99

MANUFACTURING (SPECIALIZED) - 1.1%
            85   Harley Davidson Eagle
                 6.20%, due 1/15/03 ...................................... 85
                                                                         ----
TOTAL ASSET BACKED SECURITIES ........................................... 707
                                                                         ----

CORPORATE BONDS - 23.5%

AIR FREIGHT - 1.6%
           127   Federal Express Corp.
                 6.845%, due 1/15/19 .................................... 124

BANKS (MAJOR REGIONAL) - 1.5%
           120   Bank of America Corp.
                 6.625%, due 6/15/04 .................................... 120

ENGINEERING & CONSTRUCTION - 1.2%
            97   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 96

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 13.6%
          $135   Aristar, Inc
                 7.25%, due 6/15/06 ................................... $ 136
           110   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 105
           125   First Union Corp.
                 6.625%, due 6/15/04 .................................... 125
           160   Ford Motor Credit Co.
                 5.80%, due 1/12/09 ..................................... 146
           150   General Motors Acceptance Corp.
                 5.95%, due 3/14/03 ..................................... 147
           190   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 191
            85   Merrill Lynch & Co., Inc.
                 6.00%, due 2/17/09 ...................................... 78
           160   Sears Roebuck Acceptance Corp.
                 6.25%, due 5/01/09 ..................................... 150

NATURAL GAS - 2.8%
           240   National Fuel Gas Co.
                 6.00%, due 3/01/09 ..................................... 223

RETAIL (DEPARTMENT STORES) - 1.9%
           165   Nordstrom, Inc.
                 5.625%, due 1/15/09 .................................... 150

TELEPHONE - 0.8%
            30   AT&T Corp.
                 5.625%, due 3/15/04 ..................................... 29
            40   AT&T Corp.
                 6.50%, due 3/15/29 ...................................... 36
                                                                         ----
TOTAL CORPORATE BONDS ................................................. 1,857
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 12.4%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 7.2%
          $ 59   6.00%, due 1/01/29 .................................... $ 56
           217   7.00%, due 3/01/12 ..................................... 218
           204   8.00%, due 2/15/29 ..................................... 210
            80   8.00%, due 4/01/08 ...................................... 82

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 5.3%
           233   7.00%, due 4/15/28 ..................................... 230
           189   7.00%, due 8/15/28 ..................................... 186
                                                                         ----
TOTAL MORTGAGE BACKED SECURITIES ........................................ 983
                                                                         ----

U.S. GOVERNMENT OBLIGATIONS - 51.9%

U.S. FEDERAL AGENCY NOTES - 12.5%
            35   5.125%, due 2/13/04 ..................................... 34
           360   6.375%, due 6/15/09 .................................... 356
           600   6.62%, due 6/25/07 ..................................... 603
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. TREASURY NOTES - 39.4%
         $ 200   4.25%, due 11/15/03 .................................. $ 189
           630   5.375%, due 6/30/00 .................................... 630
           185   5.875%, due 6/30/00 .................................... 186
           200   6.375%, due 8/15/02 .................................... 204
           520   6.50%, due 10/15/06 .................................... 537
            15   6.875%, due 3/31/00 ..................................... 15
           195   7.25%, due 8/15/04 ..................................... 207
         1,025   7.50%, due 11/15/16 .................................. 1,152
                                                                         ----
TOTAL U.S. GOVERNMENT OBLIGATIONS ..................................... 4,113
                                                                         ----

CASH EQUIVALENTS - 2.8%

INVESTMENT COMPANIES
           221   SSgA Prime Money Market Portfolio ...................... 221
                                                                         ----
TOTAL CASH EQUIVALENTS .................................................. 221
                                                                         ----
TOTAL INVESTMENTS - 99.5% ............................................. 7,881
Other Assets, less Liabilities ........................................... 37
                                                                         ----
NET ASSETS ........................................................... $7,918
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                          SAFECO MUNICIPAL BOND MARKET
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   While municipal market prices fell during the first two quarters of the year--the Bond Buyer 40 Yield-to-Maturity Index yield began 1999 at 5.16% and finished in June at 5.55%--things were even worse in the second quarter than they were in the first quarter.

   After trading in a very narrow range for over a year, the long-term muni bond market broke out in the spring of 1999. Unfortunately, it broke in an unpleasant direction. Rates began to rise late in April and by the end of June, long-term tax-exempt yields were at 5.55%, up 0.38% from the beginning of the year.

                          [PHOTO OF STEPHEN C. BAUER]

   Although the performance of the muni market was poor, it was substantially better than that of the U.S. Treasury bond market. This outperformance by municipals returned the ratio of tax-exempt yields to taxable yields to the 90-93% range. From September 1998 to January 1999 munis had yielded more than 100% of their treasury counterparts. We think that the level of equilibration between the two markets is around 87%, but it is impossible to say when that might come about. Until then munis offer a more attractive income stream on an after-tax basis.

   The reason for the increase in yields in the bond market is the fear of inflation, which erodes the purchasing power of the fixed stream of dollars paid by bonds. Although there is no sign of increasing inflation, in years past the current combination of strong economic growth coupled with low levels of unemployment has meant rising wages which ultimately meant rising prices. Whether the same rules apply in 1999 is unclear, but in the meantime the Federal Reserve took a modest step to cool things down by slightly raising short-term interest rates. It is entirely possible that they may take further action if conditions remain unchanged.

   Will the Fed tighten? Is the bond market correction over? Will inflation increase? We don't know. We do know that the financial markets always anticipate and then overreact to news, and this is no exception. At times like these, we are taking advantage of the dislocations and inefficiencies that accompany a bear market in order to benefit the Funds' performance over the long term.

                          REPORT FROM THE FUND MANAGER
                           SAFECO MUNICIPAL BOND FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the six months ending June 30, 1999, SAFECO Municipal Bond Fund Class A shares returned (2.02%)*. Class B shares returned (2.37%)*. The average general municipal fund returned (1.82%), according to Lipper, Inc. For the second quarter Class A shares returned (2.45%)* and Class B shares (2.62%)*. The peer's returned (2.28%). Performance for the latest 12 months was slightly better with Class A shares returning 0.96%* and 0.35%* for Class B, compared to the average of 1.14%.

   Lehman Brothers Long Municipal Bond Index shows three-, six- and 12-month returns for the periods ending June 30 at (2.51%), (1.68%) and 1.98%, respectively. As has been the case

                          [PHOTO OF STEPHEN C. BAUER]

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                     WITH SALES CHARGE                WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999         1 YEAR    5 YEAR    10 YEAR       1 YEAR    5 YEAR     10 YEAR
---------------------------------------------------------------------------------------------------------
Class A                                     -3.58%    6.07%      6.79%        0.96%      7.05%      7.28%
Class B                                     -4.65%    6.35%      7.09%        0.35%      6.66%      7.09%

                                                    LEHMAN
                     SAFECO         SAFECO         BROTHERS
INVESTMENT          MUNICIPAL      MUNICIPAL         LONG
VALUE                 BOND           BOND          MUNICIPAL
WITH SALES            FUND           FUND            BOND
CHARGE               CLASS A        CLASS B         INDEX
 6/30/1989           9,550          10,000          10,000
 7/31/1989           9,648          10,103          10,132
 8/31/1989           9,563          10,013           9,978
 9/30/1989           9,554          10,005           9,948
10/31/1989           9,648          10,103          10,079
11/30/1989           9,821          10,284          10,293
12/31/1989           9,881          10,347          10,370
 1/31/1990           9,766          10,226          10,265
 2/28/1990           9,879          10,344          10,380
 3/31/1990           9,864          10,329          10,391
 4/30/1990           9,713          10,170          10,264
 5/31/1990          10,020          10,492          10,554
 6/30/1990          10,113          10,590          10,658
 7/31/1990          10,307          10,793          10,846
 8/31/1990          10,039          10,511          10,587
 9/30/1990          10,019          10,491          10,571
10/31/1990          10,210          10,691          10,795
11/30/1990          10,495          10,989          11,068
12/31/1990          10,538          11,035          11,117
 1/31/1991          10,705          11,209          11,266
 2/28/1991          10,752          11,258          11,345
 3/31/1991          10,765          11,272          11,373
 4/30/1991          10,945          11,460          11,549
 5/31/1991          11,056          11,576          11,685
 6/30/1991          11,017          11,537          11,663
 7/31/1991          11,192          11,719          11,843
 8/31/1991          11,363          11,898          12,013
 9/30/1991          11,544          12,089          12,187
10/31/1991          11,668          12,217          12,315
11/30/1991          11,630          12,178          12,330
12/31/1991          11,991          12,555          12,624
 1/31/1992          11,886          12,446          12,616
 2/28/1992          11,917          12,479          12,636
 3/31/1992          11,902          12,463          12,668
 4/30/1992          12,015          12,581          12,789
 5/31/1992          12,218          12,793          12,976
 6/30/1992          12,481          13,070          13,227
 7/31/1992          12,962          13,573          13,712
 8/31/1992          12,696          13,294          13,528
 9/30/1992          12,721          13,320          13,588
10/31/1992          12,443          13,030          13,361
11/30/1992          12,824          13,429          13,737
12/31/1992          13,039          13,654          13,915
 1/31/1993          13,166          13,787          14,046
 2/28/1993          13,736          14,384          14,700
 3/31/1993          13,521          14,157          14,523
 4/30/1993          13,706          14,352          14,721
 5/31/1993          13,785          14,434          14,843
 6/30/1993          14,068          14,730          15,122
 7/31/1993          14,013          14,673          15,137
 8/31/1993          14,386          15,063          15,525
 9/30/1993          14,547          15,232          15,741
10/31/1993          14,586          15,273          15,770
11/30/1993          14,402          15,081          15,580
12/31/1993          14,691          15,383          15,982
 1/31/1994          14,868          15,570          16,170
 2/28/1994          14,429          15,109          15,635
 3/31/1994          13,696          14,341          14,702
 4/30/1994          13,709          14,355          14,815
 5/31/1994          13,874          14,527          14,988
 6/30/1994          13,720          14,367          14,808
 7/31/1994          14,036          14,698          15,189
 8/31/1994          14,046          14,708          15,221
 9/30/1994          13,699          14,345          14,868
10/31/1994          13,406          14,038          14,411
11/30/1994          13,131          13,750          14,031
12/31/1994          13,479          14,114          14,529
 1/31/1995          13,975          14,633          15,168
 2/28/1995          14,562          15,248          15,785
 3/31/1995          14,668          15,360          15,975
 4/30/1995          14,646          15,336          15,968
 5/31/1995          15,327          16,049          16,648
 6/30/1995          14,999          15,705          16,341
 7/31/1995          15,071          15,781          16,424
 8/31/1995          15,265          15,985          16,656
 9/30/1995          15,380          16,104          16,787
10/31/1995          15,701          16,441          17,193
11/30/1995          16,136          16,896          17,636
12/31/1995          16,373          17,146          17,911
 1/31/1996          16,427          17,201          17,988
 2/28/1996          16,246          17,011          17,769
 3/31/1996          15,875          16,623          17,444
 4/30/1996          15,756          16,498          17,374
 5/31/1996          15,782          16,525          17,383
 6/30/1996          16,014          16,769          17,650
 7/31/1996          16,211          16,974          17,825
 8/31/1996          16,153          16,914          17,802
 9/30/1996          16,478          17,256          18,197
10/31/1996          16,669          17,444          18,419
11/30/1996          17,049          17,821          18,815
12/31/1996          16,894          17,647          18,702
 1/31/1997          16,806          17,547          18,665
 2/28/1997          16,973          17,715          18,866
 3/31/1997          16,677          17,397          18,540
 4/30/1997          16,869          17,603          18,759
 5/31/1997          17,159          17,882          19,123
 6/30/1997          17,356          18,091          19,367
 7/31/1997          18,070          18,813          20,072
 8/31/1997          17,751          18,473          19,805
 9/30/1997          17,977          18,711          20,091
10/31/1997          18,123          18,841          20,263
11/30/1997          18,251          18,968          20,444
12/31/1997          18,613          19,334          20,818
 1/31/1998          18,782          19,490          21,041
 2/28/1998          18,763          19,464          21,030
 3/31/1998          18,770          19,450          21,060
 4/30/1998          18,593          19,259          20,946
 5/31/1998          18,977          19,660          21,356
 6/30/1998          19,102          19,766          21,448
 7/31/1998          19,127          19,781          21,498
 8/31/1998          19,459          20,114          21,882
 9/30/1998          19,717          20,371          22,186
10/31/1998          19,590          20,242          22,115
11/30/1998          19,685          20,316          22,228
12/31/1998          19,684          20,316          22,250
 1/31/1999          19,916          20,531          22,469
 2/28/1999          19,775          20,387          22,374
 3/31/1999          19,769          20,369          22,439
 4/30/1999          19,837          20,412          22,459
 5/31/1999          19,669          20,228          22,282
 6/30/1999          19,285          19,835          21,876

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

in the past, the Fund's longer maturity and fully invested philosophy causes it to lag the Index and peer group in declining markets.

   Although no investor likes to see prices decline (unless he or she is all in cash and waiting to reinvest), adversity in the bond market can create opportunity. I was able to execute several transactions in the Fund that weren't possible when the market was rising or stable. In April, by trading Louisville and Jefferson County Metropolitan Sewer District 5.00% due 5/15/30 for Piedmont Municipal Power Agency 4.75% due 1/1/25, I was able to pick up 14 basis points (14/100 of 1%) of yield as well as over 5 points of additional call protection. Although the additional call protection is worth nothing when interest rates are rising, if they drop to 5% or lower and refinancing resumes, the Piedmont bonds should have superior performance.

   In early May I swapped Missouri State Health and Education 5.00% bonds for 4.75% bonds. Each of these have the same yield, but the 4.75% bonds give us additional call protection for free.

Stephen C. Bauer
-------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
(1) AAA: 40%
(2) AA: 24%
(3) A: 17%
(4) BBB: 15%
(5) B: 1%
(6) Not Rated: 1%
(7) Cash & Other: 2%

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                              PERCENT OF
TOP FIVE STATES                                               NET ASSETS
------------------------------------------------------------------------
California..................................................       17%
Washington..................................................       14
Indiana.....................................................        8
Texas.......................................................        8
District of Columbia........................................        6

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.61%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.16%
 WEIGHTED AVERAGE MATURITY ......................................... 23.9 YEARS

                                                              PERCENT OF
TOP FIVE HOLDINGS                                             NET ASSETS
------------------------------------------------------------------------
Washington Convention Center Authority Dedicated Tax
  Revenue...................................................      4.3%
San Joaquin Hills Transportation Corridor Agency Senior Lien
  Toll Road Revenue.........................................      4.3
Illinois Educational Facilities Authority Adjustable Demand
  Revenue (University of Chicago)...........................      3.5
Wyoming Community Development Authority Housing Revenue.....      3.5
Indiana State Development Finance Authority Environmental
  Revenue ..................................................      3.1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MUNICIPAL BONDS* - 97.9%

ALABAMA - 1.6%
       $ 1,310   +Alabama Agriculture and Mechanical University Revenue
                 5.50%, due 11/01/20 [MBIA] (Prerefunded
                 11/01/05@102) ...................................... $ 1,397
         2,000   Alabama Special Care Facilities Financing Authority of
                 Birmingham (Daughters of Charity, Providence Hospital and
                 St. Vincent's Hospital) 5.00%, due 11/01/25 .......... 1,818
         1,000   Cintronelle Industrial Development Board Pollution Control
                 Revenue 8.00%, due 12/01/12 .......................... 1,044
         4,250   Jefferson County Sewer Revenue 5.70%, due 2/01/20
                 [FGIC] ............................................... 4,335

ALASKA - 3.1%
        17,000   Alaska Housing Finance Corp. (General Housing Purpose)
                 5.00%, due 12/01/18 ................................. 15,993
           190   Alaska Housing Finance Corp. Collateralized (Veterans
                 Mortgage Program) 6.50%, due 6/01/31 ................... 194

ARIZONA - 1.7%
         9,800   Phoenix Civic Improvement Corp. Wastewater System Lease
                 Revenue 4.75%, due 7/01/23 ........................... 8,924

CALIFORNIA - 17.4%
         1,500   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue 5.00%, due 1/01/35 ........................... 1,358

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)

       $ 2,500   +Los Angeles County Certificates of Participation (Disney
                 Parking Project) 5.50%, due 9/01/21 (Prerefunded
                 3/01/03@100) ....................................... $ 2,604
        13,000   Los Angeles Department of Water and Power Electric Plant
                 Revenue 5.25%, due 11/15/26 ......................... 12,632
         5,000   Los Angeles Wastewater System Revenue 4.70%, due 11/01/19
                 [FGIC] ............................................... 4,546
         1,700   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 ................................... 1,682
         3,550   +Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 (Prerefunded 7/01/08@100) ......... 3,609
         6,400   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation 4.625%, due 8/01/21
                 [AMBAC] .............................................. 5,689
        11,995   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation 5.80%, due 8/01/34
                 [FSA] ............................................... 12,479
         2,000   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue 5.00%, due 1/01/23 .......... 1,854
         8,750   Sacramento County Sanitation District Finance Authority
                 Revenue 4.75%, due 12/01/23 .......................... 7,863

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $ 8,010   San Joaquin County Public Facilities Financing Corp.
                 Certificates of Participation Capital Facilities Project
                 4.75%, due 11/15/19 [MBIA] ......................... $ 7,288
        25,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue 5.00%, due 1/01/33 ................ 22,673
         3,165   Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects) 5.50%, due 7/01/20 ....... 3,166
         4,085   +Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects) 5.50%, due 7/01/20 (Prerefunded
                 7/01/00@100) ......................................... 4,172

COLORADO - 0.2%
         1,000   Colorado Housing Finance Authority Multi-Family Mortgage
                 Revenue 8.30%, due 10/01/23 .......................... 1,107

DISTRICT OF COLUMBIA - 6.1%
        10,000   District of Columbia General Obligation 5.25%, due 6/01/27
                 [MBIA] ............................................... 9,590
        26,000   Washington Convention Center Authority Dedicated Tax Revenue
                 4.75%, due 10/01/28 [AMBAC] ......................... 22,870

FLORIDA - 0.5%
         2,750   Mid-Bay Bridge Authority Revenue 6.05%, due
                 10/01/22 ............................................. 2,866
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

GEORGIA - 2.3%
       $ 6,750   +Atlanta Water and Sewage Revenue 4.50%, due 1/01/18
                 (Prerefunded 1/01/04@100) .......................... $ 6,764
         5,000   Municipal Electric Authority Project One Special Obligation
                 Fourth Crossover Series 6.50%, due 1/01/20 ........... 5,584

HAWAII - 0.4%
         2,420   Honolulu, Hawaii City and County Waste Water System Revenue
                 4.75%, due 7/01/28 [FGIC] ............................ 2,149

ILLINOIS - 5.6%
        17,500   +Illinois Educational Facilities Authority Adjustable Demand
                 Revenue (University of Chicago) 5.70%, due 12/01/25
                 (Prerefunded 12/01/03@102) .......................... 18,685
         5,000   Metropolitan Pier and Exposition Authority Mccormick Place
                 Convention Complex Hospitality Facilities Revenue 7.00%, due
                 7/01/26 .............................................. 5,829
         4,770   University of Illinois Auxiliary Facilities System Revenue
                 5.75%, due 4/01/22 ................................... 4,856

INDIANA - 8.1%
           200   Beech Grove Economic Development Revenue (Westvaco Corp.)
                 8.75%, due 7/01/10 ..................................... 204
        11,000   +East Chicago Elementary School Building Corp. First
                 Mortgage 7.00%, due 1/15/16 (Prerefunded
                 1/15/03@102)..........................................12,108
         7,715   Hammond Multi-School Building Corp. First Mortgage Revenue
                 6.20%, due 7/10/15 ................................... 8,063

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
INDIANA (CONTINUED)
       $17,550   Indiana State Development Finance Authority Environmental
                 Revenue 5.60%, due 12/10/32 ........................ $16,493
         6,450   +Indianapolis Gas Utility System Revenue 4.00%, due 6/01/11
                 [FGIC] (Escrowed to Maturity) ........................ 5,881

KENTUCKY - 0.7%
         4,000   Louisville and Jefferson Counties Metropolitan Sewer
                 District Sewer and Drain System Revenue 5.00%, due 5/15/30
                 [FGIC] ............................................... 3,715

MARYLAND - 1.8%
         5,125   Baltimore Project and Revenue (Water Projects) 5.00%, due
                 7/01/24 [FGIC] ....................................... 4,900
         5,000   Maryland Health and Higher Educational Facilities Authority
                 Revenue (University of Maryland Medical System) 4.75%, due
                 7/01/23 [FGIC] ....................................... 4,522

MASSACHUSETTS - 2.3%
         5,140   Massachusetts Housing Finance Agency Housing Revenue 6.20%,
                 due 7/01/38 [AMBAC] .................................. 5,384
         2,500   Massachusetts Water Resources Authority Revenue 4.75%, due
                 12/01/23 ............................................. 2,204
         4,500   +Massachusetts Water Resources Authority Revenue 6.00%, due
                 4/01/20 (Prerefunded 4/01/00@100) .................... 4,588

MICHIGAN - 1.3%
         5,250   Detroit Water Supply System Revenue 4.75%, due 7/01/19
                 [FGIC] ............................................... 4,776
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MICHIGAN (CONTINUED)

        $2,000   +University of Michigan Hospital Revenue 6.375%, due
                 12/01/24 (Prerefunded 12/01/00@100) ................. $2,070

MISSOURI - 1.8%
         4,000   Missouri Health and Education Facilities Authority
                 Educational Facilities Revenue 4.75%, due 11/15/37 ... 3,454
         1,000   Missouri Health and Education Facilities Authority
                 Educational Facilities Revenue 5.00%, due 11/15/37 ..... 913
         5,000   University of Missouri System Facilities Revenue 5.80%, due
                 11/01/27 ............................................. 5,148

NEW JERSEY - 0.2%
         1,070   +New Jersey Turnpike Authority Revenue 10.375%, due 1/01/03
                 (Escrowed to Maturity) ............................... 1,200

NEW MEXICO - 0.5%
         2,420   Farmington Collateralized Pollution Control Revenue (Tucson
                 Gas and Electric Co.) 6.10%, due 1/01/08 2,421

NEW YORK - 5.8%
         4,025   Long Island Power Authority Electric System General Revenue
                 5.25%, due 12/01/26 .................................. 3,834
         2,100   New York City Municipal Water Finance Authority Water and
                 Sewer System Revenue 5.00%, due 6/15/17 [FGIC] ....... 2,009
         1,500   New York Dormitory Authority State University Educational
                 Facilities Revenue 5.00%, due 7/01/15 ................ 1,461

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
NEW YORK (CONTINUED)
       $ 5,500   New York Dormitory Authority State University Educational
                 Facilities Revenue 5.25%, due 5/15/15 .............. $ 5,470
         4,400   New York Dormitory Authority State University Educational
                 Facilities Revenue 7.50%, due 5/15/11 ................ 5,140
         5,250   New York Dormitory Authority State University Educational
                 Facilities Revenue 7.50%, due 5/15/13 ................ 6,450
         6,500   Urban Development Corp. Correctional Facilities Revenue
                 5.375%, due 1/01/25 .................................. 6,294

NORTH CAROLINA - 2.1%
        11,000   North Carolina Eastern Municipal Power Agency Power System
                 Revenue 6.00%, due 1/01/22 .......................... 11,122

OKLAHOMA - 1.1%
         5,590   McGee Creek Authority Water Revenue 6.00%, due 1/01/23
                 [MBIA] ............................................... 6,026

PENNSYLVANIA - 0.9%
         5,000   Centre County University Area Joint Authority Sewer Revenue
                 4.75%, due 11/01/20 [MBIA] ........................... 4,538

SOUTH CAROLINA - 4.6%
           945   Charleston County Pollution Control Facilities Revenue
                 5.90%, due 8/01/03 ..................................... 946
         5,500   Pickens and Richland Counties Hospital Facilities Revenue
                 5.75%, due 8/01/21 [AMBAC] ........................... 5,529
         4,705   Piedmont Municipal Power Agency Electric Revenue 4.75%, due
                 1/01/25 [MBIA] ....................................... 4,189
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
SOUTH CAROLINA (CONTINUED)

       $15,000   Piedmont Municipal Power Agency South Carolina Electric
                 Revenue 5.25%, due 1/01/21 [MBIA] .................. $13,685

TEXAS - 8.0%
         7,000   Austin Combined Utility Revenue 4.25%, due 5/15/28
                 [MBIA] ............................................... 5,604
        10,000   Austin Combined Utility System Revenue 12.50%, due 11/15/07
                 [MBIA] .............................................. 15,014
            10   Austin Water, Sewer and Electric Revenue 14.00%, due
                 11/15/01 ................................................ 10
         2,910   Austin Water, Sewer and Electric Revenue 14.00%, due
                 11/15/01 ............................................. 3,285
            20   +Austin Water, Sewer and Electric Revenue 14.00%, due
                 11/15/01 (Escrowed to Maturity) ......................... 23
            30   +Austin Water, Sewer and Electric Revenue 14.00%, due
                 11/15/01 (Prerefunded Various Dates/Prices) ............. 34
         2,000   Houston Water and Sewer System Junior Lien Revenue Bond
                 5.375%, due 12/01/27 [FGIC] .......................... 1,961
         4,000   Lower Colorado River Authority Junior Lien Revenue 4.75%,
                 due 1/01/28 [FSA] .................................... 3,550
         4,000   Matagorda County Navigation District #1 5.15%, due 11/01/29
                 [MBIA] ............................................... 3,766
         2,260   Texas Municipal Power Agency Revenue 5.50%, due 9/01/13
                 [FGIC] ............................................... 2,263

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TEXAS (CONTINUED)
       $ 7,500   Waco Texas Health Facilities Development Corp. Hospital
                 Revenue 5.00%, due 11/01/25 . $ 6,779

UTAH - 0.4%
         1,900   +Intermountain Power Agency Power Supply Revenue 6.00%, due
                 7/01/23 (Prerefunded 7/01/99@100) .................... 1,900

VIRGINIA - 1.5%
         1,005   +Richmond Metropolitan Expressway Authority Revenue 5.60%,
                 due 1/15/13 (Escrowed to Maturity) ................... 1,005
         8,000   Upper Occoquan Sewage Authority Regional Sewer System
                 Revenue 4.75%, due 7/01/29 [MBIA] .................... 7,145

WASHINGTON - 14.1%
         7,000   CDP-King County III Lease Revenue (King Street Center
                 Project) 5.25%, due 6/01/26 [MBIA] ................... 6,708
        14,680   Central Puget Sound Regional Transportation Authority Motor
                 Vehicle Tax 4.75%, due 2/01/28 [FGIC] ............... 12,987
         5,055   Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue 8.75%, due 9/01/18 ............. 6,352
         2,200   +Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue 8.75%, due 9/01/18 (Prerefunded
                 9/01/06@106) ......................................... 2,829
         2,500   +Everett School District #2 Snohomish County Unlimited Tax
                 General Obligation 6.20%, due 12/01/12 [MBIA] (Prerefunded
                 12/01/03@102)..........................................2,724
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)

       $ 2,200   King County Housing Authority Pooled Housing Revenue 6.80%,
                 due 3/01/26 ........................................ $ 2,325
         1,650   King County Limited Tax General Obligation (Various
                 Purposes) 4.75%, due 1/01/19 ......................... 1,503
         2,255   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center) 5.50%, due 9/01/17
                 [AMBAC] .............................................. 2,247
         4,800   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue 6.00%, due 10/01/24 .... 4,948
         4,000   +Port of Seattle Revenue 6.00%, due 12/01/14 [AMBAC]
                 (Prerefunded 12/01/00@100) 4,122
         2,937   Seattle Housing Authority Low Income Housing Revenue (Mt.
                 Zion Project) 6.60%, due 8/20/38 ..................... 3,200
         5,940   Vancouver Washington Housing Authority Revenue (Springbrook
                 Square) 5.65%, due 3/01/31 ........................... 5,728
         3,000   Washington Health Care Facilities Authority Revenue (Fred
                 Hutchinson Cancer Research Center) 7.375%, due
                 1/01/18 .............................................. 3,186
         8,500   +Washington Public Power Supply System Nuclear Project #1
                 Revenue 6.00%, due 7/01/17 (Prerefunded
                 7/01/00@100) ......................................... 8,711
         4,000   Washington Public Power Supply System Nuclear Project #2
                 Revenue 6.30%, due 7/01/12 ........................... 4,388

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
       $ 2,610   Washington Public Power Supply System Nuclear Project #3
                 Revenue 5.50%, due 7/01/18 [AMBAC] ................. $ 2,595

WISCONSIN - 0.2%
         1,000   Wisconsin Health and Education Facilities Authority Revenue
                 6.00%, due 10/01/12 [MBIA] ........................... 1,005

WYOMING - 3.5%
        18,375   Wyoming Community Development Authority Housing Revenue
                 5.60%, due 6/01/29 .................................. 18,374
                                                                       ------
TOTAL MUNICIPAL BONDS ............................................... 516,625
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CASH EQUIVALENTS - 0.9%

INVESTMENT COMPANIES
        $4,897   Federated Tax-Exempt Money Market Fund, Inc.  ...... $ 4,897
                                                                       ------
TOTAL CASH EQUIVALENTS ................................................ 4,897
                                                                       ------
TOTAL INVESTMENTS - 98.8% ........................................... 521,522
Other Assets, less Liabilities ........................................ 6,397
                                                                       ------
NET ASSETS ......................................................... $527,919
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]..........      17.0%
  Financial Guaranty Insurance
   Corp. [FGIC]....................       10.4
  AMBAC Indemnity Corp. [AMBAC]....        9.3
  Financial Security Assurance,
   Inc. [FSA]......................        3.1
                                          ----
                                         39.7%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO California Tax Free Fund underperformed its peers for the quarter and six months ended June 30, 1999. The California Fund returned (3.71%)* and (3.20%)* for Class A shares for the respective periods and (3.89%)* and (3.54%)* for Class B shares. The comparable Lipper, Inc. averages for California funds were (2.44%) and (1.74%).

                          [PHOTO OF STEPHEN C. BAUER]

   The falling market of the last two months was damaging enough to affect the one-year performance of the Fund, which was (0.01%)* for Class A shares and (0.69%)* for Class B shares, while the average California Fund returned 1.60%.

   Lehman Brothers Long Municipal Bond Index shows the June 30 three-, six- and 12-month returns at (2.51%), (1.68%) and

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                 WITH SALES CHARGE               WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1999    1 YEAR    5 YEAR    10 YEAR      1 YEAR    5 YEAR    10 YEAR
---------------------------------------------------------------------------------------------------
Class A                                 -4.51%    6.45%      6.87%       -0.01%    7.44%      7.36%
Class B                                 -5.66%    6.69%      7.14%       -0.69%    6.99%      7.14%

                                               LEHMAN
                  SAFECO         SAFECO       BROTHERS
INVESTMENT       CALIFORNIA    CALIFORNIA       LONG
VALUE             TAX-FREE      TAX-FREE      MUNICIPAL
WITH SALES      INCOME FUND    INCOME FUND      BOND
CHARGE            CLASS A        CLASS B       INDEX
 6/30/1989         $9,550       $10,000       $10,000
 7/31/1989         $9,660       $10,115       $10,132
 8/31/1989         $9,542        $9,992        $9,978
 9/30/1989         $9,540        $9,989        $9,948
10/31/1989         $9,632       $10,085       $10,079
11/30/1989         $9,804       $10,266       $10,293
12/31/1989         $9,861       $10,326       $10,370
 1/31/1990         $9,752       $10,212       $10,265
 2/28/1990         $9,871       $10,336       $10,380
 3/31/1990         $9,853       $10,317       $10,391
 4/30/1990         $9,703       $10,160       $10,264
 5/31/1990        $10,000       $10,471       $10,554
 6/30/1990        $10,096       $10,572       $10,658
 7/31/1990        $10,289       $10,773       $10,846
 8/31/1990        $10,032       $10,504       $10,587
 9/30/1990        $10,017       $10,490       $10,571
10/31/1990        $10,271       $10,754       $10,795
11/30/1990        $10,511       $11,006       $11,068
12/31/1990        $10,548       $11,045       $11,117
 1/31/1991        $10,709       $11,214       $11,266
 2/28/1991        $10,741       $11,248       $11,345
 3/31/1991        $10,718       $11,223       $11,373
 4/30/1991        $10,884       $11,397       $11,549
 5/31/1991        $10,990       $11,508       $11,685
 6/30/1991        $10,937       $11,452       $11,663
 7/31/1991        $11,105       $11,628       $11,843
 8/31/1991        $11,258       $11,788       $12,013
 9/30/1991        $11,462       $12,003       $12,187
10/31/1991        $11,586       $12,132       $12,315
11/30/1991        $11,521       $12,064       $12,330
12/31/1991        $11,873       $12,432       $12,624
 1/31/1992        $11,832       $12,389       $12,616
 2/28/1992        $11,835       $12,392       $12,636
 3/31/1992        $11,836       $12,393       $12,668
 4/30/1992        $11,923       $12,484       $12,789
 5/31/1992        $12,102       $12,673       $12,976
 6/30/1992        $12,340       $12,922       $13,227
 7/31/1992        $12,758       $13,359       $13,712
 8/31/1992        $12,513       $13,102       $13,528
 9/30/1992        $12,603       $13,197       $13,588
10/31/1992        $12,253       $12,829       $13,361
11/30/1992        $12,655       $13,251       $13,737
12/31/1992        $12,822       $13,426       $13,915
 1/31/1993        $12,956       $13,566       $14,046
 2/28/1993        $13,543       $14,181       $14,700
 3/31/1993        $13,361       $13,990       $14,523
 4/30/1993        $13,556       $14,195       $14,721
 5/31/1993        $13,612       $14,254       $14,843
 6/30/1993        $13,866       $14,519       $15,122
 7/31/1993        $13,848       $14,501       $15,137
 8/31/1993        $14,237       $14,908       $15,525
 9/30/1993        $14,410       $15,089       $15,741
10/31/1993        $14,411       $15,090       $15,770
11/30/1993        $14,186       $14,855       $15,580
12/31/1993        $14,518       $15,203       $15,982
 1/31/1994        $14,735       $15,430       $16,170
 2/28/1994        $14,347       $15,023       $15,635
 3/31/1994        $13,623       $14,266       $14,702
 4/30/1994        $13,575       $14,215       $14,815
 5/31/1994        $13,701       $14,346       $14,988
 6/30/1994        $13,570       $14,209       $14,808
 7/31/1994        $13,885       $14,539       $15,189
 8/31/1994        $13,880       $14,534       $15,221
 9/30/1994        $13,528       $14,165       $14,868
10/31/1994        $13,200       $13,823       $14,411
11/30/1994        $12,956       $13,567       $14,031
12/31/1994        $13,183       $13,804       $14,529
 1/31/1995        $13,788       $14,438       $15,168
 2/28/1995        $14,462       $15,144       $15,785
 3/31/1995        $14,579       $15,266       $15,975
 4/30/1995        $14,514       $15,198       $15,968
 5/31/1995        $15,333       $16,055       $16,648
 6/30/1995        $14,863       $15,564       $16,341
 7/31/1995        $14,930       $15,634       $16,424
 8/31/1995        $15,165       $15,880       $16,656
 9/30/1995        $15,283       $16,002       $16,787
10/31/1995        $15,689       $16,428       $17,193
11/30/1995        $16,265       $17,032       $17,636
12/31/1995        $16,629       $17,413       $17,911
 1/31/1996        $16,569       $17,350       $17,988
 2/28/1996        $16,358       $17,129       $17,769
 3/31/1996        $15,872       $16,620       $17,444
 4/30/1996        $15,731       $16,472       $17,374
 5/31/1996        $15,746       $16,487       $17,383
 6/30/1996        $16,054       $16,811       $17,650
 7/31/1996        $16,238       $17,003       $17,825
 8/31/1996        $16,198       $16,961       $17,802
 9/30/1996        $16,586       $17,367       $18,197
10/31/1996        $16,790       $17,570       $18,419
11/30/1996        $17,243       $18,019       $18,815
12/31/1996        $17,055       $17,811       $18,702
 1/31/1997        $16,872       $17,608       $18,665
 2/28/1997        $17,066       $17,802       $18,866
 3/31/1997        $16,684       $17,393       $18,540
 4/30/1997        $16,936       $17,646       $18,759
 5/31/1997        $17,259       $17,971       $19,123
 6/30/1997        $17,516       $18,222       $19,367
 7/31/1997        $18,428       $19,145       $20,072
 8/31/1997        $18,019       $18,724       $19,805
 9/30/1997        $18,265       $18,967       $20,091
10/31/1997        $18,418       $19,115       $20,263
11/30/1997        $18,596       $19,289       $20,444
12/31/1997        $18,979       $19,674       $20,818
 1/31/1998        $19,179       $19,868       $21,041
 2/28/1998        $19,138       $19,813       $21,030
 3/31/1998        $19,117       $19,777       $21,060
 4/30/1998        $18,889       $19,529       $20,946
 5/31/1998        $19,360       $20,004       $21,356
 6/30/1998        $19,428       $20,062       $21,448
 7/31/1998        $19,439       $20,061       $21,498
 8/31/1998        $19,817       $20,439       $21,882
 9/30/1998        $20,125       $20,745       $22,186
10/31/1998        $19,991       $20,597       $22,115
11/30/1998        $20,144       $20,745       $22,228
12/31/1998        $20,067       $20,654       $22,250
 1/31/1999        $20,335       $20,919       $22,469
 2/28/1999        $20,184       $20,736       $22,374
 3/31/1999        $20,173       $20,729       $22,439
 4/30/1999        $20,153       $20,694       $22,459
 5/31/1999        $19,915       $20,437       $22,282
 6/30/1999        $19,426       $19,922       $21,876

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

1.98%, respectively. It's not surprising the California Fund was below the index and near the bottom of its peer group because our long average maturity and philosophy of keeping the Fund fully invested causes it to lag as interest rates rise.

   As prices declined during the last two months, I was able to add value to the Fund through transactions that hadn't been possible for many months. In May, I swapped Palm Desert Financing Authority 5.10% due 10/1/27 for San Diego Water Authority 4.75% due 8/1/28. If I'd made that swap in 1998 and/or the first quarter of 1999, I would have had to give up yield. In the turbulence of a falling market, I was able to make the trade without giving up yield, essentially gaining more than 5 points of call protection at no cost. Although the additional call protection is currently worth nothing, if rates drop to 5% or lower and refinancing resumes, it'll be worth a lot.

Stephen C. Bauer
-------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
(1) AAA: 65%
(2) AA: 3%
(3) A: 11%
(4) BBB: 20%
(5) Cash & Other: 1%

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                            PERCENT OF
TOP FIVE TYPE OF BONDS                                      NET ASSETS
----------------------------------------------------------------------
Utilities - Water...........................................   15%
Local General Obligation - Limited Tax......................   12
Utilities - Sewer...........................................   11
Lease Rental................................................   10
State General Obligation....................................    8

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.49%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.04%
 WEIGHTED AVERAGE MATURITY ......................................... 25.8 YEARS

                                                              PERCENT OF
TOP FIVE HOLDINGS                                             NET ASSETS
------------------------------------------------------------------------
East Bay Municipal Utility District Water System Revenue....   4.8%
Thousand Oaks Certificate of Participation
  Wastewater System Revenue.................................   4.4
Los Angeles Wastewater System Revenue Wastewater System
  Revenue...................................................   4.3
California Educational Facilities Authority Revenue
  (Institute of Technology).................................   4.3
Airports Commission City and
  County of San Francisco International Airport Revenue.....   4.3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MUNICIPAL BONDS* - 99.2%
CALIFORNIA - 99.2%
        $5,000   Airports Commission City and County of San Francisco
                 International Airport Revenue
                 4.90%, due 5/01/19
                 [MBIA] .............................................. $4,699
         4,750   Arcade Water District Water Revenue
                 5.00%, due 11/01/27 [FGIC] ........................... 4,469
         5,500   California Educational Facilities Authority Revenue
                 (Institute of Technology)
                 4.50%, due 10/01/28 .................................. 4,702
         2,250   California Health Facilities Financing Authority Insured
                 Health Facility Revenue
                 (Catholic Health Care West)
                 4.75%, due 7/01/19 [MBIA] ............................ 2,049
         3,715   California Statewide Communities Development Authority
                 Certificates of Participation (Childrens Hospital of Los
                 Angeles)
                 4.75%, due 6/01/21 [MBIA] ............................ 3,341
            20   Concord Redevelopment Agency Tax Allocation Central Concord
                 Redevelopment Project
                 8.00%, due 7/01/18 [BIG] ................................ 21
         3,750   Culver City Redevelopment Financing Authority Tax Allocation
                 Revenue
                 4.60%, due 11/01/20
                 [AMBAC] .............................................. 3,333
         5,000   Duarte California
                 Certificates of Participation
                 City of Hope Medical Center
                 5.25%, due 4/01/31 ................................... 4,536
         6,000   East Bay Municipal Utility District Water System Revenue
                 (Alameda and Contra Costa Counties)
                 4.75%, due 6/01/34 [MBIA] ............................ 5,313

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

        $4,195   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 .................................. $3,797
         1,200   +Los Angeles Convention and Exhibition Center Authority
                 Certificates of Participation 9.00%, due 12/01/20
                 (Prerefunded 12/01/05@100).............................1,504
         3,000   Los Angeles County California Metropolitan Transportation
                 Authority Sales Tax Revenue
                 4.75%, due 7/01/28 [FSA] ............................. 2,680
         3,800   Los Angeles Department of Water and Power Waterworks Revenue
                 4.75%, due 11/15/19 [FGIC] ........................... 3,479
         5,000   Los Angeles Wastewater
                 System Revenue
                 5.00%, due 6/01/28 [FGIC] ............................ 4,702
         3,585   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.00%, due 7/01/37 ................................... 3,317
           810   Northern California Power Agency Geothermal
                 Project Revenue
                 5.00%, due 7/01/09 ..................................... 801
         1,690   +Northern California Power Agency Geothermal
                 Project Revenue
                 5.00%, due 7/01/09
                 (Prerefunded 7/01/08@100) ............................ 1,718
         2,595   Palm Desert Financing Authority Tax Allocation Revenue
                 5.625%, due 4/01/23
                 [MBIA] ............................................... 2,643
         2,350   Palomar Pomerado Health System California Insured Revenue
                 4.75%, due 11/01/23
                 [MBIA] ............................................... 2,100

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $4,435   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 4.625%, due 8/01/21
                 [AMBAC] ............................................. $3,942
         1,755   Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
                 6.15%, due 9/02/12 ................................... 1,850
         1,580   Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
                 6.20%, due 9/02/17 ................................... 1,638
         4,900   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 4,542
         2,000   +Riverside County Certificates of
                 Participation
                 (Capital Projects)
                 6.125%, due 11/01/21 (Prerefunded 11/01/01@102) ...... 2,133
         5,000   Sacramento City Financing Authority Lease Revenue
                 (Cal EPA Building)
                 4.75%, due 5/01/23 ................................... 4,493
         2,500   San Bernardino County Certificates of Participation (Medical
                 Center Financing Project)
                 5.50%, due 8/01/24 ................................... 2,486
         4,000   San Diego Water System Revenue
                 Certificate of Participation
                 4.75%, due 8/01/28 [FGIC] ............................ 3,572
         4,000   San Gabriel Valley School Finance Authority Revenue (Pamona
                 Unified School
                 District)
                 5.50%, due 2/01/24 ................................... 3,984
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

        $5,000   San Joaquin Hills
                 Transportation Corridor Agency
                 Senior Lien Toll Road Revenue
                 5.00%, due 1/01/33 .................................. $4,535
         4,000   San Jose Redevelopment Agency (Merged Area Redevelopment
                 Project Tax Allocation)
                 4.75%, due 8/01/22 ................................... 3,586
         3,000   Santa Rosa Wastewater Revenue
                 (Subregional Wastewater Project)
                 5.00%, due 9/01/22 [FGIC] ............................ 2,838
         1,335   Southern California Public Power Authority Power
                 Project Revenue
                 (Multiple Projects)
                 5.50%, due 7/01/20 ................................... 1,335
           880   Stanislaus Waste to Energy Financing Agency Solid
                 Waste Facility Revenue
                 7.625%, due 1/01/10 .................................... 907
         1,075   State of California
                 General Obligation Bonds
                 5.625%, due 10/01/23
                 [FGIC] ............................................... 1,092
         2,500   State of California
                 General Obligation Bonds
                 5.625%, due 9/01/24 .................................. 2,542
         5,335   Thousand Oaks Certificate of Participation Wastewater System
                 Revenue
                 4.875%, due 10/01/23
                 [FSA] ................................................ 4,898
                                                                       ------
TOTAL MUNICIPAL BONDS ............................................... 109,576
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2% .......................................... $109,576
Other Assets, less Liabilities .......................................... 846
                                                                       ------
NET ASSETS ......................................................... $110,422
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA].......................  18.4%
Financial Guaranty Insurance Corp.
[FGIC].............................   18.4
AMBAC Indemnity Corp. [AMBAC]......    6.6
Financial Security Assurance, Inc.
[FSA]..............................    6.9
Bond Investors Guaranty Insurance
Co. [BIG]..........................    6.6
                                      ----
                                     57.0%
                                     -----
                                     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          THE SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Fund outperformed Lipper, Inc.'s Washington State Municipal Fund average for the quarter, six-and 12-months ended June 30, 1999. This performance can be partially attributed to our large holdings in the housing sector, which was the second-best performing category year-to-date, according to the Lehman Revenue Bond Index.

                          [PHOTO OF BEVERLY R. DENNY]

   For the quarter, half and full year, the Washington Municipal Bond Fund Class A shares returned (2.20%)*, (1.98%)* and 0.69%, while Class B shares returned (2.37%)*, (2.32%)*, and 0.02%*, respectively. The peer

*Not including the effects of sales charges.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                  WITH SALES CHARGE                        WITHOUT SALES CHARGE
FOR THE PERIOD ENDED JUNE 30, 1999   1 YEAR    5 YEAR   SINCE INCEPTION*     1 YEAR   5 YEAR   SINCE INCEPTION*
---------------------------------------------------------------------------------------------------------------
Class A                               -3.84%    5.44%        4.33%            0.69%    6.41%         5.10%
Class B                               -4.98%    5.68%        4.78%            0.02%    6.00%         4.78%

                 SAFECO        SAFECO
                WASHINGTON   WASHINGTON       LEHMAN
                  STATE        STATE         BROTHERS
INVESTMENT      MUNICIPAL     MUNICIPAL        LONG
VALUE             BOND          BOND         MUNICIPAL
WITHOUT           FUND          FUND           BOND
SALES CHARGE    CLASS A       CLASS B          INDEX
 3/31/93         $9,550        $10,000        $10,000
 4/30/93         $9,612        $10,065        $10,137
 5/31/93         $9,653        $10,107        $10,221
 6/30/93         $9,885        $10,350        $10,413
 7/31/93         $9,855        $10,319        $10,423
 8/31/93        $10,123        $10,600        $10,690
 9/30/93        $10,241        $10,723        $10,839
10/31/93        $10,259        $10,743        $10,859
11/30/93        $10,098        $10,573        $10,728
12/31/93        $10,303        $10,789        $11,005
 1/31/94        $10,462        $10,955        $11,135
 2/28/94        $10,104        $10,580        $10,766
 3/31/94         $9,538         $9,988        $10,123
 4/30/94         $9,584        $10,036        $10,201
 5/31/94         $9,720        $10,177        $10,321
 6/30/94         $9,553        $10,003        $10,197
 7/31/94         $9,794        $10,255        $10,459
 8/31/94         $9,759        $10,219        $10,481
 9/30/94         $9,522         $9,971        $10,238
10/31/94         $9,268         $9,705         $9,923
11/30/94         $9,051         $9,478         $9,661
12/31/94         $9,412         $9,855        $10,004
 1/31/95         $9,796        $10,257        $10,444
 2/28/95        $10,166        $10,646        $10,870
 3/31/95        $10,220        $10,700        $11,000
 4/30/95        $10,189        $10,669        $10,995
 5/31/95        $10,601        $11,101        $11,463
 6/30/95        $10,408        $10,898        $11,252
 7/31/95        $10,471        $10,965        $11,310
 8/31/95        $10,607        $11,107        $11,469
 9/30/95        $10,682        $11,186        $11,559
10/31/95        $10,914        $11,428        $11,839
11/30/95        $11,166        $11,693        $12,144
12/31/95        $11,284        $11,815        $12,333
 1/31/96        $11,330        $11,864        $12,386
 2/28/96        $11,225        $11,755        $12,235
 3/31/96        $11,009        $11,528        $12,011
 4/30/96        $10,949        $11,465        $11,963
 5/31/96        $10,972        $11,488        $11,969
 6/30/96        $11,099        $11,621        $12,154
 7/31/96        $11,210        $11,739        $12,274
 8/31/96        $11,178        $11,705        $12,258
 9/30/96        $11,397        $11,934        $12,530
10/31/96        $11,494        $12,028        $12,683
11/30/96        $11,700        $12,248        $12,956
12/31/96        $11,619        $12,166        $12,878
 1/31/97        $11,551        $12,087        $12,852
 2/28/97        $11,661        $12,183        $12,991
 3/31/97        $11,459        $11,976        $12,766
 4/30/97        $11,604        $12,118        $12,917
 5/31/97        $11,791        $12,293        $13,168
 6/30/97        $11,915        $12,414        $13,336
 7/31/97        $12,320        $12,828        $13,822
 8/31/97        $12,156        $12,661        $13,638
 9/30/97        $12,305        $12,794        $13,834
10/31/97        $12,372        $12,867        $13,953
11/30/97        $12,448        $12,938        $14,077
12/31/97        $12,622        $13,109        $14,335
 1/31/98        $12,734        $13,216        $14,488
 2/28/98        $12,749        $13,211        $14,481
 3/31/98        $12,764        $13,219        $14,501
 4/30/98        $12,678        $13,123        $14,423
 5/31/98        $12,893        $13,338        $14,706
 6/30/98        $12,945        $13,385        $14,769
 7/31/98        $12,968        $13,411        $14,803
 8/31/98        $13,172        $13,603        $15,068
 9/30/98        $13,346        $13,774        $15,277
10/31/98        $13,260        $13,679        $15,228
11/30/98        $13,303        $13,717        $15,306
12/31/98        $13,298        $13,705        $15,321
 1/31/99        $13,400        $13,802        $15,472
 2/28/99        $13,335        $13,727        $15,407
 3/31/99        $13,329        $13,713        $15,451
 4/30/99        $13,350        $13,727        $15,465
 5/31/99        $13,240        $13,605        $15,343
 6/30/99        $13,036        $13,388        $15,064

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

group of eight delivered (2.43%), (1.67%) and 1.45% for the same respective periods.

   Lehman Brothers Long Municipal Bond Index shows three-, six- and 12-month returns at (2.51%), (1.68%) and 1.98%, respectively. This is a national Index. The difference in the Fund and the Index's performance is due to the fact the index has no expenses, cash holdings or call features.

   I continue to look for long bonds that represent value in the market and for opportunities to improve call protection. I do not try to position the portfolio based on interest rate predictions.

Beverly R. Denny

------------------

Beverly R. Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a BS in finance/ economics from Babson College. She is a Chartered Financial Analyst.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
(1) AAA: 48%
(2) AA: 30%
(3) A: 14%
(4) Not Rated: 4%
(5) Cash & Other: 4%

                                   HIGHLIGHTS
                        -------------------------------

                                                              PERCENT OF
TOP FIVE TYPE OF BONDS                                        NET ASSETS
------------------------------------------------------------------------
Housing (Multi-Family)......................................       24%
Local General Obligaton - Limited Tax.......................       18
Hospital....................................................       14
University Revenue..........................................       11
Utilities - Water...........................................        9

 CURRENT YIELD (30-DAY) CLASS A ......................................... 2.49%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.04%
 WEIGHTED AVERAGE MATURITY ......................................... 23.6 YEARS

                                                              PERCENT OF
TOP FIVE HOLDINGS                                             NET ASSETS
------------------------------------------------------------------------
Renton Limited Tax General Obligation.......................      4.7%
Vancouver Washington Housing Authority Revenue (Clark
  County) ..................................................      4.5
Vancouver Washington Housing Authority Revenue (Springbrook
  Square)...................................................      4.4
King County Housing Authority Pooled
  Housing Revenue...........................................      4.1
Washington Higher Education Facilities Authority Revenue and
  Refunding Revenue (Gonzaga University Project)............      4.1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MUNICIPAL BONDS* - 96.4%

WASHINGTON - 96.4%
          $300   Bellingham Housing Authority Revenue (Cascade Meadows)
                 5.20%, due 11/01/27
                 [MBIA] ................................................ $287
           100   Kent Limited Tax General Obligation
                 5.75%, due 12/01/26 [MBIA] ............................. 102
           300   King County Housing Authority Pooled Housing Revenue
                 6.80%, due 3/01/26 ..................................... 317
           250   King County Limited Tax General Obligation (Various
                 Purposes)
                 4.75%, due 1/01/19 ..................................... 228
           200   King County Public Hospital District #1 Hospital Facilites
                 Revenue(Valley Medical Center)
                 5.25%, due 9/01/15 [AMBAC] ............................. 196
           200   Kitsap County School District #401 Unlimited Tax General
                 Obligation (Central Kitsap)
                 5.50%, due 12/01/11 .................................... 206
           100   Kitsap County Sewer Revenue
                 5.75%, due 7/01/16 [MBIA] .............................. 103
           250   Klickitat County Public Utility District #1 Electric Revenue
                 5.75%, due 10/01/27 [FGIC] ............................. 254
           100   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................... 103
           200   Municipality of Metropolitan Seattle General Obligation
                 5.65%, due 1/01/20 ..................................... 202
           350   Renton Limited Tax General Obligation
                 5.75%, due 12/01/17 [MBIA] ............................. 361

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

          $200   Seattle Drainage and Wastewater Utility Improvement Revenue
                 5.00%, due 11/01/27 ................................... $184
           175   Seattle Drainage and Wastewater Utility Improvement Revenue
                 5.25%, due 12/01/25 [MBIA] ............................. 167
           250   Seattle Housing Authority Low Income Housing Revenue
                 (Mt. Zion Project)
                 6.60%, due 8/20/38 ..................................... 272
           300   Seattle Municipal Light and Power Revenue
                 5.00%, due 7/01/20 ..................................... 282
           300   Seattle Water System Revenue
                 5.00%, due 10/01/27 [FGIC] ............................. 277
           200   Seattle Water System Revenue
                 5.25%, due 12/01/23 .................................... 191
           300   Spokane County General Obligation
                 5.10%, due 12/01/18 .................................... 289
           100   Tacoma Solid Waste Utilities Revenue
                 5.50%, due 12/01/19
                 [AMBAC] ................................................ 100
           200   Tukwila Limited Tax General Obligation
                 5.90%, due 1/01/14 ..................................... 209
           350   Vancouver Washington Housing Authority Revenue (Clark
                 County)
                 5.50%, due 3/01/28 ..................................... 346
           350   Vancouver Washington Housing Authority Revenue (Springbrook
                 Square)
                 5.65%, due 3/01/31 ..................................... 337
           200   +Washington Health Care Facilities Authority Revenue
                 (Franciscan Health System/St. Joseph Hospital, Tacoma)
                 5.625%, due 1/01/13 [MBIA]
                 (Escrowed to Maturity) ................................. 203

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $150   Washington Health Care Facilities Authority Revenue (Grays
                 Harbor Medical Center)
                 5.90%, due 7/01/23
                 [Asset Guaranty] ...................................... $153
           250   Washington Health Care Facilities Authority Revenue
                 (Highline Community Hospital)
                 5.00%, due 8/15/21
                 [Asset Guaranty] ....................................... 229
           200   Washington Health Care Facilities Authority Revenue
                 (Northwest Hospital, Seattle)
                 5.75%, due 11/15/23
                 [AMBAC] ................................................ 202
           100   +Washington Health Care Facilities Authority Revenue
                 (Swedish Hospital Medical System)
                 6.30%, due 11/15/22 (Prerefunded
                 11/15/02@102) .......................................... 108
           250   Washington Higher Education Facilities Authority Revenue
                 (Pacific Lutheran University Project)
                 5.70%, due 11/01/26
                 [Connie Lee] ........................................... 252
           350   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Gonzaga University Project)
                 4.75%, due 4/01/22 [MBIA] .............................. 314
           325   Washington State Housing Finance Commission Housing and
                 Nonprofit Revenue (Seattle University Auxiliary Service
                 Project)
                 5.30%, due 7/01/31 ..................................... 301
           250   Washington State Housing Finance Commission Revenue (Horizon
                 House Project)
                 6.125%, due 7/01/27
                 [Asset Guaranty] ....................................... 263
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

          $200   Washington State Various Purpose General Obligation
                 5.25%, due 1/01/19 .................................... $194
           200   Yakima-Tieton Irrigation District Revenue
                 6.20%, due 6/01/19 [FSA] ............................... 213
                                                                         ----
TOTAL MUNICIPAL BONDS ................................................. 7,447
                                                                         ----

CASH EQUIVALENTS - 2.6%

INVESTMENT COMPANIES
          $201   Federated Tax-Exempt Money Market Fund, Inc.  ........ $ 201
                                                                         ----
TOTAL CASH EQUIVALENTS .................................................. 201
                                                                         ----
TOTAL INVESTMENTS - 99.0% ............................................. 7,648
Other Assets, less Liabilities ........................................... 80
                                                                         ----
NET ASSETS ........................................................... $7,728
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury
  Securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA] ............      20.1%
Financial Guaranty Insurance Corp.
[FGIC].............................        6.9
AMBAC Indemnity Corp. [AMBAC]......        6.5
Financial Security Assurance, Inc.
[FSA]..............................        2.8
Asset Guaranty Insurance Co........        8.4
Connie Lee Insurance Co............        3.3
                                          ----
                                         48.1%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO MONEY MARKET MUTUAL FUND
                                 June 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Money Market Fund returned 1.02%*, 2.11%* and 4.67%* for Class A shares and 0.99%*, 2.08%* and 4.53%* for Class B shares for the quarter, six and 12 months ended June 30, 1999, respectively. The Lipper, Inc. money fund averages for the same periods were 1.03%, 2.09% and 4.51%, for the same respective periods.

   The 12-month return on the Fund was significantly higher than the 2.0% year-over-year increase in the Consumer Price Index as well. I attribute our above-average performance to owning the one-year paper of tier-one issuers with some second-tier ratings, taxable municipal floaters and corporate floaters, all of which yielded more than 90-day commercial paper.

                             [PHOTO OF NAOMI URATA]

   The average maturity of the fund is 69 days, longer than the 61-day average maturity of the other funds in my peer group according to IBC Financial Data, Inc. This longer average maturity could hurt the Fund's performance should short-term rates move further upward. I had adopted a longer maturity and added one-year securities before the interest rate outlook changed to increasing rates. The one-year pieces were issued by Deutsche Bank, Goldman Sachs, Heller Financial, and Homeside Lending.

   I added new names after shareholders approved the increase in 144a paper allowed in the Fund. This paper is about 5-10 basis points (5 to 10/100 of 1%) cheaper than similarly rated public issues. New names include CC USA Inc., Dorada Finance and Moat Funding. These are all asset-backed commercial paper programs that commercial banks use to fund their loans. Creating and selling commercial paper, the bank earns the spread between their loans and the commercial paper rates. The banks work with the rating agencies to set up diversification standards that result in top-tier short-term ratings. I hope to approve additional 144a issuers.

   Regarding the Fund's diversification, assets were diversified among different industries so that no more than 25% assets were invested in any one sector. All the securities purchased had at least two ratings in the top category,

*Not including the effects of sales charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

giving the Fund a Tier One status. The average maturity of the Fund was no longer than 90 days at any point in time during the quarter and the maturity of individual investments was no longer than 397 days.

   Regarding the short-term fixed-income market, rates held steady in the second quarter until the middle of May. At that time, short-term rates rose sharply from 4.90% to 5.20% in anticipation of the Federal Reserve's 0.25% increase in the Fed Funds rate on June 30, 1999. The Fed announced a return to a neutral bias after the meeting. Some economists believe that another rate hike could occur in 1999 or 2000 due to the recovery of the global economy. On the other hand, others believe that the Fed will not raise rates in order to ensure liquidity for the banking system as we approach Y2K. In the meantime, I will attempt to shorten my average maturity and look for more 144a issuers with greater yields than traditional names.

                                   HIGHLIGHTS
                        -------------------------------

 7-DAY WEIGHTED AVERAGE MATURITY ...................................... 69 DAYS
 TOTAL RETURN (1 YEAR) CLASS-A .......................................... 4.67%
 TOTAL RETURN (1 YEAR) CLASS-B .......................................... 4.53%

Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 16.5%

BANKS (FOREIGN) - 13.0%
       $10,000   Deutsche Bank
                 5.13%, due 4/20/00 .................................. $9,995
        10,000   Dresdner Bank
                 5.14%, due 12/02/99 ................................. 10,002
         9,000   Societe Generale, NY
                 5.67%, due 8/06/99 ................................... 9,000

INVESTMENT BANKING & BROKERAGE - 3.6%
         8,000   Credit Suisse First Boston
                 5.715%, due 7/19/99 .................................. 8,000
                                                                       ------
TOTAL CERTIFICATES OF DEPOSIT ........................................ 36,996
                                                                       ------

COMMERCIAL PAPER - 36.5%

AGRICULTURAL PRODUCTS - 4.5%
        10,000   Cargill, Inc.
                 5.70%, due 7/01/99 .................................. 10,000

BANKS (FOREIGN) - 2.2%
         5,000   UBS Finance, Inc.
                 4.90%, due 12/22/99 .................................. 4,882

CHEMICALS - 2.7%
         6,000   Formosa Plastic
                 4.90%, due 7/08/99 ................................... 5,994

FINANCIAL (DIVERSIFIED) - 20.2%
         5,390   Associates First Capital Corp.
                 5.60%, due 7/01/99 ................................... 5,390
         6,000   CC USA, Inc.
                 4.93%, due 7/22/99 ................................... 5,983
         5,000   CIT Group
                 4.94%, due 7/07/99 ................................... 4,996
         5,000   Finova Capital
                 4.94%, due 7/15/99 ................................... 4,990

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

       $ 6,000   Finova Capital
                 4.95%, due 7/13/99 ................................. $ 5,990
         3,000   Moat Funding LLC
                 4.98%, due 7/13/99 ................................... 2,995
         6,000   Moat Funding LLC
                 5.07%, due 7/13/99 ................................... 5,990
         2,000   Moat Funding LLC
                 5.29%, due 8/02/99 ................................... 1,991
         5,000   PHH Corporation
                 5.35%, due 7/01/99 ................................... 5,000
         2,000   Salomon Smith Barney
                 4.87%, due 7/06/99 ................................... 1,999
         8,000   Salomon Smith Barney
                 5.25%, due 7/09/99 ................................... 7,991

TRUCKS & PARTS - 3.3%
         1,000   Cooper Associates Tractor Dealers
                 5.37%, due 7/16/99 ..................................... 998
         6,500   Cooperative Associates Tractor Dealers
                 4.93%, due 7/02/99 ................................... 6,499
                                                                       ------
TOTAL COMMERCIAL PAPER ............................................... 81,687
                                                                       ------

CORPORATE BONDS - 34.9%

BANKS (REGIONAL) - 5.4%
        12,000   American Express Centurion Bank
                 4.95%, due 4/24/00
                 Put Date 7/24/99 .................................... 12,000

CONSUMER FINANCE - 4.9%
         3,250   Countrywide Funding Corp.
                 8.41%, due 11/17/99 .................................. 3,288
         5,000   Countrywide Home Loans, Inc.
                 5.195%, due 1/11/00 .................................. 5,000
         2,710   Homeside Lending, Inc.
                 8.875%, due 5/15/00 .................................. 2,746

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL (DIVERSIFED) - 2.4%
        $2,400   Aristar, Inc.
                 7.50%, due 7/01/99 .................................. $2,400
         2,000   Heller Financial, Inc.
                 5.825%, due 3/15/00 .................................. 2,005
         1,000   Heller Financial, Inc.
                 6.50%, due 5/15/00 ................................... 1,011

HEALTH CARE (LONG-TERM CARE) - 1.3%
         2,950   Bowie Assisted Living
                 5.80%, due 7/01/23
                 Put Date 7/01/99 ..................................... 2,950

HOMEBUILDING - 3.1%
         7,033   Summer Station Apartments, LLC
                 5.22%, due 6/01/19
                 Put Date 7/01/99 ..................................... 7,033

INVESTMENT BANKING & BROKERAGE - 14.1%
         3,500   #Goldman Sachs Group, L.P.
                 (144A)
                 5.15%, due 4/19/00 ................................... 3,500
         8,000   Goldman Sachs Group, L.P.
                 5.08%, due 5/12/00
                 Put Date 7/15/99 ..................................... 8,000
         8,000   Lehman Brothers Holdings, Inc.
                 5.14875%, due 5/23/01
                 Put Date 7/21/99 ..................................... 8,000
         8,100   Morgan Stanley Dean Witter Co.
                 5.142%, due 3/13/01
                 Put Date 9/13/99 ..................................... 8,100
         4,000   Shearson, Lehman Brothers
                 Holdings, Inc.
                 6.15%, due 8/15/00 ................................... 4,014

RETAIL (GENERAL MERCHANDISE) - 3.6%
         8,000   Racetrac Capital, L.L.C.
                 5.22%, due 4/01/18
                 Put Date 7/01/99 ..................................... 8,000
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 78,048
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

MUNICIPAL BONDS - 11.4%

MUNI'S (STATES) - 1.0%
         $ 200   Maryland Health and Higher
                 Education Facilities Authority
                 5.30%, due 7/01/27
                 Put Date 7/01/99 ..................................... $ 200
         2,085   Maryland Health and Higher
                 Education Facilities Authority
                 5.45%, due 1/01/26
                 Put Date 7/01/99 ..................................... 2,085

MUNI'S (TAXABLE) - 10.4%
         1,000   Breckenridge Terrance LLC
                 Tax Revenue
                 5.1425%, due 5/01/39
                 Put Date 7/01/99 ..................................... 1,000
         2,000   Eagle County Colorado Housing Facilities Revenue
                 5.142%, due 5/01/39
                 Put Date 7/01/99 ..................................... 2,000
         3,600   New Hampshire Business Finance Authority Revenue
                 5.30%, due 6/01/28
                 Put Date 7/01/99 ..................................... 3,600
         9,655   Presbyterian Homes & Services
                 5.33%, due 12/01/28
                 Put Date 7/02/99 ..................................... 9,655
         5,000   Village Green Finance Co.
                 5.22%, due 11/01/22
                 Put Date 7/01/99 ..................................... 5,000
         2,000   Wake Forest University
                 5.22%, due 7/01/17
                 Put Date 7/01/99 ..................................... 2,000
                                                                       ------
TOTAL MUNICIPAL BONDS ................................................ 25,540
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. FEDERAL AGENCY NOTES - 0.2%
          $500   Federal National Mortgage Association
                 5.96%, due 7/23/99 ................................. $   500
                                                                       ------
TOTAL U.S. GOVERNMENT OBLIGATIONS ....................................... 500
                                                                       ------
TOTAL INVESTMENTS - 99.5% ........................................... 222,771
Other Assets, less Liabilities ........................................ 1,114
                                                                       ------
NET ASSETS ......................................................... $223,885
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

  If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $3,500,000 and the total value is 1.6% of net assets.

  Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/99. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1999
                                  (Unaudited)

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,096,054   $ 1,637,810   $   279,029
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $   678,479   $ 2,391,333   $   349,113
     Affiliated Issuers                      339,576            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,018,055     2,391,333       349,113

   Cash                                           --            --            --
   Receivables
     Investment Securities Sold                5,508            --         4,517
     Trust Shares Sold                         3,668           466             1
     Dividends and Interest                      591         2,372         1,161
     From Advisor                                 --            --            --
     Forward Currency Contracts Open,
       Net                                        --            --            --
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,027,822     2,394,171       354,792

LIABILITIES
   Payables
     Investment Securities Purchased           2,823            --            --
     Trust Shares Redeemed                        98            10            --
     Notes Payable                               960            --            --
     Dividends                                    --         4,135         1,545
     Investment Advisory Fees                    534         1,144           197
     Other                                       277           591           130
                                         -----------   -----------   -----------
       Total Liabilities                       4,692         5,880         1,872
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,023,130   $ 2,388,291   $   352,920
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $   979,079   $ 2,299,349   $   347,944
     Trust Shares Outstanding                 46,041        90,116        14,757
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     21.27   $     25.52   $     23.58
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    29,259   $    63,481   $     2,498
     Trust Shares Outstanding                  1,380         2,485           105
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     21.21   $     25.55   $     23.71
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 5.75%)                  $     22.50   $     27.11   $     25.16
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $    14,792   $    25,461   $     2,478
     Trust Shares Outstanding                    715         1,003           104
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     20.70   $     25.37   $     23.72
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST      BALANCED     INTERNATIONAL     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    51,738   $    22,726       $    22,121       $    33,225   $    10,361
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    74,112   $    24,746       $    28,081       $    31,631   $    11,886
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             74,112        24,746            28,081            31,631        11,886

   Cash                                           --            --               701                --            --
   Receivables
     Investment Securities Sold                  706            50                49               751            --
     Trust Shares Sold                            --            --               120                --             2
     Dividends and Interest                       21           134                88                20            18
     From Advisor                                 11            13                11                21            13
     Forward Currency Contracts Open,
       Net                                        --            --                25                --            --
   Deferred Organization Expense                  --             6                 6                 6            11
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           74,850        24,949            29,081            32,429        11,930

LIABILITIES
   Payables
     Investment Securities Purchased              --            59                90                --            43
     Trust Shares Redeemed                        --            --                --                 3
     Notes Payable                                --            --                --                --            --
     Dividends                                    --           141                --                --            23
     Investment Advisory Fees                     40            14                24                19             7
     Other                                        50            32                58                29            30
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                          90           246               172                51           103
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    74,760   $    24,703       $    28,909       $    32,378   $    11,827
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    68,821   $    20,855       $    27,049       $    30,338   $    10,774
     Trust Shares Outstanding                  3,281         1,652             1,949             2,929           821
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     20.97   $     12.62       $     13.88       $     10.36   $     13.12
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,632   $     1,192       $       873       $       891   $       301
     Trust Shares Outstanding                    127            94                63                87            23
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     20.74   $     12.64       $     13.85       $     10.22   $     13.11
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 5.75%)                  $     22.01   $     13.41       $     14.69       $     10.84   $     13.91
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     3,307   $     2,656       $       987       $     1,149   $       752
     Trust Shares Outstanding                    162           210                72               115            58
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     20.36   $     12.64       $     13.63       $      9.99   $     13.05
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1999
                                  (Unaudited)

                                                                SAFECO
                                                         INTERMEDIATE-
                                                SAFECO            TERM          SAFECO
(In Thousands, Except Per-Share             HIGH-YIELD   U.S. TREASURY         MANAGED
Amounts)                                     BOND FUND            FUND       BOND FUND
--------------------------------------------------------------------------------------
ASSETS

   Investments, at Cost                  $      78,501   $      21,704   $       8,125
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   Investments, at Value                 $      75,100   $      21,688   $       7,881
   Receivables
     Trust Shares Sold                              26              --              --
     Interest                                    1,532             283              77
   From Advisor                                     --               5              12
                                         -------------   -------------   -------------
       Total Assets                             76,658          21,976           7,970

LIABILITIES
   Payables
     Investment Securities Purchased                --              --              --
     Dividends                                     571              96              33
     Investment Advisory Fees                       41              10               3
     Transfer Agent Fees                            14               4               1
     Other                                          30              19              15
                                         -------------   -------------   -------------
       Total Liabilities                           656             129              52
                                         -------------   -------------   -------------
NET ASSETS                               $      76,002   $      21,847   $       7,918
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   NO-LOAD CLASS:
     Net Assets                          $      72,346   $      20,013   $       6,722
     Trust Shares Outstanding                    8,483           1,954             828
                                         -------------   -------------   -------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $        8.53   $       10.24   $        8.12
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   CLASS A:
     Net Assets                          $       1,534   $         940   $         403
     Trust Shares Outstanding                      180              91              50
                                         -------------   -------------   -------------
     Net Asset Value and Redemption
       Price Per Share                   $        8.53   $       10.26   $        8.11
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $        8.93   $       10.74   $        8.49
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   CLASS B:
     Net Assets                          $       2,122   $         894   $         793
     Trust Shares Outstanding                      249              87              98
                                         -------------   -------------   -------------
     Net Asset Value and Offering Price
       Per Share*                        $        8.52   $       10.25   $        8.11
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                SAFECO              SAFECO
                                                SAFECO      CALIFORNIA    WASHINGTON STATE              SAFECO
                                             MUNICIPAL        TAX-FREE      MUNICIPAL BOND        MONEY MARKET
                                             BOND FUND     INCOME FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
ASSETS

   Investments, at Cost                  $     481,704   $     106,902       $       7,488       $     222,771
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   Investments, at Value                 $     521,522   $     109,576       $       7,648             222,771
   Receivables
     Trust Shares Sold                              50               5                  --                  62
     Interest                                    8,833           1,348                 123               2,021
   From Advisor                                     --              --                   2                  --
                                         -------------   -------------   -----------------   -----------------
       Total Assets                            530,405         110,929               7,773             224,854

LIABILITIES
   Payables
     Investment Securities Purchased                --              --                  --                  --
     Dividends                                   2,199             435                  30                 745
     Investment Advisory Fees                      208              46                   3                  94
     Transfer Agent Fees                            27               7                  --                  56
     Other                                          52              19                  12                  74
                                         -------------   -------------   -----------------   -----------------
       Total Liabilities                         2,486             507                  45                 969
                                         -------------   -------------   -----------------   -----------------
NET ASSETS                               $     527,919   $     110,422       $       7,728       $     223,885
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   NO-LOAD CLASS:
     Net Assets                          $     525,375   $     108,615       $       7,257       $     218,163
     Trust Shares Outstanding                   37,971           8,994                 700             218,163
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $       13.84   $       12.08       $       10.37       $        1.00
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   CLASS A:
     Net Assets                          $       1,013   $         900       $         203       $       4,319
     Trust Shares Outstanding                       73              75                  19               4,319
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value and Redemption
       Price Per Share                   $       13.84   $       12.08       $       10.37       $        1.00**
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $       14.49   $       12.65       $       10.86                  --
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   CLASS B:
     Net Assets                          $       1,531   $         907       $         268       $       1,403
     Trust Shares Outstanding                      111              75                  26               1,403
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value and Offering Price
       Per Share*                        $       13.82   $       12.07       $       10.38       $        1.00
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $37 in the
     International Fund)                 $    3,293   $   16,404   $    5,613
   Interest                                     139        1,707          752
                                         ----------   ----------   ----------
     Total Investment Income                  3,432       18,111        6,365

EXPENSES
   Investment Advisory                        3,180        5,780        1,184
   Transfer Agent                             1,839        2,100          369
   Fund Accounting and Administration            58          102           35
   Shareholder Service - Class A                 36           70            3
                       - Class B                 18           26            3
   Distribution       - Class B                  55           78            8
   Legal and Auditing                            46           63           19
   Custodian                                     35           47           11
   Registration                                  13           20            7
   Reports to Shareholders                      279          375           64
   Trustees                                       4            5            3
   Amortization of Organization
     Expenses                                    --           --           --
   Loan Interest Expense                        271           --           --
   Other                                         60           53           10
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                          5,894        8,719        1,716
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement       5,894        8,719        1,716
                                         ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)                 (2,462)       9,392        4,649

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               (4,909)      80,315       23,180
     Investments in Affiliated Issuers      (20,278)          --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                          (25,187)      80,315       23,180
   Net Change in Unrealized
     Appreciation (Depreciation)            (69,415)     128,744      (22,382)
                                         ----------   ----------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                         (94,602)     209,059          798
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  (97,064)  $  218,451   $    5,447
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SAFECO          SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST        BALANCED    INTERNATIONAL    SMALL COMPANY   U.S. VALUE
                                               FUND            FUND             FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $37 in the
     International Fund)                 $      186      $      147       $      254       $       81   $      113
   Interest                                      22             268               27               55            4
                                         ----------   -------------   --------------   --------------   ----------
     Total Investment Income                    208             415              281              136          117

EXPENSES
   Investment Advisory                          244              83              139              134           40
   Transfer Agent                                99              33               36               51           12
   Fund Accounting and Administration            11               4                4                5            2
   Shareholder Service - Class A                  3               1                1                1           --
                       - Class B                  3               3                1                1            1
   Distribution       - Class B                  10               9                3                4            2
   Legal and Auditing                            10               8               11                9           11
   Custodian                                      4               2               22                5            2
   Registration                                   6               5                5                6            4
   Reports to Shareholders                       12               4                5               10            2
   Trustees                                       2               3                3                2            3
   Amortization of Organization
     Expenses                                    --               2                2                2            2
   Loan Interest Expense                         --              --               --               --           --
   Other                                          2               1                1                2            1
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            406             158              233              232           82
   Expense Reimbursement                        (11)            (13)             (11)             (21)         (12)
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses After Reimbursement         395             145              222              211           70
                                         ----------   -------------   --------------   --------------   ----------
NET INVESTMENT INCOME (LOSS)                   (187)            270               59              (75)          47

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               10,338             714             (112)          (6,224)         753
     Investments in Affiliated Issuers           --              --               --               --           --
     Foreign Currency Transactions               --              --              136               --           --
                                         ----------   -------------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                           10,338             714               24           (6,224)         753
   Net Change in Unrealized
     Appreciation (Depreciation)              1,530              80            1,396            3,654          266
                                         ----------   -------------   --------------   --------------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                          11,868             794            1,420           (2,570)       1,019
                                         ----------   -------------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $   11,681      $    1,064       $    1,479       $   (2,645)  $    1,066
                                         ----------   -------------   --------------   --------------   ----------
                                         ----------   -------------   --------------   --------------   ----------
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                                                SAFECO
                                                         INTERMEDIATE-
                                                SAFECO            TERM          SAFECO
                                            HIGH-YIELD   U.S. TREASURY         MANAGED
(In Thousands)                               BOND FUND            FUND       BOND FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                              $       3,750   $         676   $         225
   Dividends                                        81              --              --
                                         -------------   -------------   -------------

     Total Investment Income                     3,831             676             225

EXPENSES
   Investment Advisory                             273              62              19
   Transfer Agent                                   84              25               7
   Fund Accounting and Administration               12               3               2
   Shareholder Service - Class A                     4               1               1
                       - Class B                     2               1               1
   Distribution       - Class B                      7               3               2
   Legal and Auditing                               10               9               9
   Custodian                                         3               2               1
   Reports to Shareholders                          14               4               2
   Trustees                                          2               2               2
   Interest                                         13              --              --
   Other                                             9               6               8
                                         -------------   -------------   -------------
     Total Expenses Before
       Reimbursement                               433             118              54
   Expense Reimbursement                            --              (5)            (12)
                                         -------------   -------------   -------------
     Total Expenses After Reimbursement            433             113              42
                                         -------------   -------------   -------------
NET INVESTMENT INCOME                            3,398             563             183

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                                   356             (21)           (151)
   Net Change in Unrealized
     Appreciation (Depreciation)                (2,831)         (1,085)           (347)
                                         -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                  (2,475)         (1,106)           (498)
                                         -------------   -------------   -------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $         923   $        (543)  $        (315)
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                SAFECO              SAFECO
                                                SAFECO      CALIFORNIA    WASHINGTON STATE              SAFECO
                                             MUNICIPAL        TAX-FREE      MUNICIPAL BOND        MONEY MARKET
                                             BOND FUND     INCOME FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                              $      14,756   $       2,969       $         209       $       5,750
   Dividends                                        --              --                  --                  --
                                         -------------   -------------   -----------------   -----------------

     Total Investment Income                    14,756           2,969                 209               5,750

EXPENSES
   Investment Advisory                           1,142             298                  23                 555
   Transfer Agent                                  159              44                   2                 329
   Fund Accounting and Administration               41              19                   2                  31
   Shareholder Service - Class A                     1               1                  --                  --
                       - Class B                     2               1                  --                  --
   Distribution       - Class B                      5               3                   1                  --
   Legal and Auditing                               21              10                   9                  13
   Custodian                                        12               4                   1                   9
   Reports to Shareholders                          56              14                   1                  37
   Trustees                                          3               2                   2                   2
   Interest                                         --              --                  --                   1
   Other                                            22               3                   1                  21
                                         -------------   -------------   -----------------   -----------------
     Total Expenses Before
       Reimbursement                             1,464             399                  42                 998
   Expense Reimbursement                            --              --                  (2)                 --
                                         -------------   -------------   -----------------   -----------------
     Total Expenses After Reimbursement          1,464             399                  40                 998
                                         -------------   -------------   -----------------   -----------------
NET INVESTMENT INCOME                           13,292           2,570                 169               4,752

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                                 1,361             148                   6                  --
   Net Change in Unrealized
     Appreciation (Depreciation)               (24,752)         (6,285)               (315)                 --
                                         -------------   -------------   -----------------   -----------------
NET GAIN (LOSS) ON INVESTMENTS                 (23,391)         (6,137)               (309)                 --
                                         -------------   -------------   -----------------   -----------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $     (10,099)  $      (3,567)      $        (140)      $       4,752
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                       SAFECO GROWTH FUND
                                           ------------------------------
                                              SIX-MONTH
                                           PERIOD ENDED        YEAR ENDED
                                                JUNE 30       DECEMBER 31
(In Thousands)                                     1999              1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $     (2,462)     $       (918)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                      (25,187)           44,781
   Net Change in Unrealized
     Appreciation (Depreciation)                (69,415)          (92,841)
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                  (97,064)          (48,978)
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class             --                --
                      - Class A                      --                --
                      - Class B                      --                --
   Net Realized Gain on Investments
                      - No Load Class                --           (43,556)
                      - Class A                      --            (1,055)
                      - Class B                      --              (497)
                                           ------------   ---------------
     Total                                           --           (45,108)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               (321,526)          846,267
   Class A                                       (2,156)           32,104
   Class B                                          370            15,181
                                           ------------   ---------------
     Total                                     (323,312)          893,552
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                     (420,376)          799,466
NET ASSETS AT BEGINNING OF PERIOD             1,443,506           644,040
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $  1,023,130      $  1,443,506
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    SAFECO EQUITY FUND            SAFECO INCOME FUND         SAFECO NORTHWEST FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      9,392   $     17,446   $      4,649   $     10,977   $       (187)  $       (373)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       80,315         79,369         23,180         20,424         10,338          1,091
   Net Change in Unrealized
     Appreciation (Depreciation)                128,744        295,679        (22,382)       (10,865)         1,530          1,410
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                  218,451        392,494          5,447         20,536         11,681          2,128
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (9,222)       (17,149)        (4,600)       (10,921)            --             --
                      - Class A                    (194)          (343)           (24)           (33)            --             --
                      - Class B                      --             --            (16)           (22)            --             --
   Net Realized Gain on Investments
                      - No Load Class                --        (76,799)            --        (20,354)            --           (658)
                      - Class A                      --         (1,908)            --           (105)            --            (23)
                      - Class B                      --           (656)            --           (110)            --            (28)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       (9,416)       (96,855)        (4,640)       (31,545)            --           (709)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 72,761        246,560        (52,115)         8,124         (5,561)        (2,513)
   Class A                                        7,787         37,060            414          1,405             22            831
   Class B                                        6,245         12,194            286          1,483            213          1,475
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       86,793        295,814        (51,415)        11,012         (5,326)          (207)
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                      295,828        591,453        (50,608)             3          6,355          1,212
NET ASSETS AT BEGINNING OF PERIOD             2,092,463      1,501,010        403,528        403,525         68,405         67,193
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $  2,388,291   $  2,092,463   $    352,920   $    403,528   $     74,760   $     68,405
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                     SAFECO BALANCED FUND
                                           ------------------------------
                                                 SIX-MONTH
                                              PERIOD ENDED     YEAR ENDED
                                                   JUNE 30    DECEMBER 31
(In Thousands)                                        1999           1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $        270   $        505
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                             714            890
   Net Change in Unrealized
     Appreciation (Depreciation)                        80            679
                                           ---------------   ------------
   Net Change in Net Assets
     Resulting from Operations                       1,064          2,074
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class              (241)          (476)
                      - Class A                        (11)           (12)
                      - Class B                        (17)           (16)
   Net Realized Gain on Investments
                      - No Load Class                   --           (771)
                      - Class A                         --            (36)
                      - Class B                         --            (83)
                                           ---------------   ------------
     Total                                            (269)        (1,394)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     1,042          4,868
   Class A                                             262            660
   Class B                                             518          1,675
                                           ---------------   ------------
     Total                                           1,822          7,203
                                           ---------------   ------------
TOTAL CHANGE IN NET ASSETS                           2,617          7,883
NET ASSETS AT BEGINNING OF PERIOD                   22,086         14,203
                                           ---------------   ------------
NET ASSETS AT END OF PERIOD                   $     24,703   $     22,086
                                           ---------------   ------------
                                           ---------------   ------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                             SAFECO INTERNATIONAL FUND     SAFECO SMALL COMPANY FUND        SAFECO U.S. VALUE FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $         59   $         14   $        (75)  $       (220)  $         47   $        102
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                           24           (910)        (6,224)        (4,172)           753            464
   Net Change in Unrealized
     Appreciation (Depreciation)                  1,396          3,209          3,654         (9,513)           266            598
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    1,479          2,313         (2,645)       (13,905)         1,066          1,164
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class             --             --             --             --            (47)          (102)
                      - Class A                      --             --             --             --             (1)            (1)
                      - Class B                      --             --             --             --             --             --
   Net Realized Gain on Investments
                      - No Load Class                --             --             --             --             --           (428)
                      - Class A                      --             --             --             --             --             (9)
                      - Class B                      --             --             --             --             --            (27)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                           --             --             --             --            (48)          (567)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  3,535          5,155         (2,347)        25,617           (170)           377
   Class A                                          209            273           (245)         1,449             66             69
   Class B                                          169            396            199            930             61            392
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                        3,913          5,824         (2,393)        27,996            (43)           838
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                        5,392          8,137         (5,038)        14,091            975          1,435
NET ASSETS AT BEGINNING OF PERIOD                23,517         15,380         37,416         23,325         10,852          9,417
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     28,909   $     23,517   $     32,378   $     37,416   $     11,827   $     10,852
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                              SAFECO HIGH-YIELD BOND FUND
                                           ------------------------------
                                              SIX-MONTH
                                           PERIOD ENDED        YEAR ENDED
                                                JUNE 30       DECEMBER 31
(In Thousands)                                     1999              1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      3,398      $      6,383
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          356               (57)
   Net Change in Unrealized
     Appreciation (Depreciation)                 (2,831)           (2,997)
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                      923             3,329
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (3,227)           (6,205)
                      - Class A                    (110)             (127)
                      - Class B                     (61)              (51)
   Net Realized Gain on Investments
                      - No Load Class                --                --
                      - Class A                      --                --
                      - Class B                      --                --
                                           ------------   ---------------
     Total                                       (3,398)           (6,383)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 (5,033)           11,564
   Class A                                       (1,345)            2,818
   Class B                                          814             1,041
                                           ------------   ---------------
     Total                                       (5,564)           15,423
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                       (8,039)           12,369
NET ASSETS AT BEGINNING OF PERIOD                84,041            71,672
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $     76,002      $     84,041
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO INTERMEDIATE-TERM
                                                    U.S. TREASURY FUND      SAFECO MANAGED BOND FUND    SAFECO MUNICIPAL BOND FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        563   $      1,045   $        183   $        278   $     13,292   $     25,941
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          (21)             4           (151)           237          1,361          8,894
   Net Change in Unrealized
     Appreciation (Depreciation)                 (1,085)           648           (347)           (56)       (24,752)        (3,043)
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                     (543)         1,697           (315)           459        (10,099)        31,792
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (526)          (992)          (162)          (262)       (13,241)       (25,876)
                      - Class A                     (20)           (26)            (8)            (9)           (23)           (33)
                      - Class B                     (17)           (27)           (13)            (7)           (28)           (32)
   Net Realized Gain on Investments
                      - No Load Class                --             --             --           (192)            --         (8,852)
                      - Class A                      --             --             --             (8)            --            (16)
                      - Class B                      --             --             --            (15)            --            (22)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                         (563)        (1,045)          (183)          (493)       (13,292)       (34,831)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 (3,024)         7,754            396          2,153          8,795         39,941
   Class A                                          147            450            131            151            112            557
   Class B                                          148            331            314            412            222            884
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       (2,729)         8,535            841          2,716          9,129         41,382
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                       (3,835)         9,187            343          2,682        (14,262)        38,343
NET ASSETS AT BEGINNING OF PERIOD                25,682         16,495          7,575          4,893        542,181        503,838
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     21,847   $     25,682   $      7,918   $      7,575   $    527,919   $    542,181
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                               SAFECO CALIFORNIA TAX-FREE
                                                              INCOME FUND
                                           ------------------------------
                                              SIX-MONTH
                                           PERIOD ENDED        YEAR ENDED
                                                JUNE 30       DECEMBER 31
(In Thousands)                                     1999              1998
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      2,570      $      4,928
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          148             3,251
   Net Change in Unrealized
     Appreciation (Depreciation)                 (6,285)           (1,778)
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                   (3,567)            6,401
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (2,536)           (4,878)
                      - Class A                     (18)              (24)
                      - Class B                     (16)              (26)
   Net Realized Gain on Investments
                      - No Load Class                --            (3,208)
                      - Class A                      --               (19)
                      - Class B                      --               (27)
                                           ------------   ---------------
     Total                                       (2,570)           (8,182)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  2,196            25,835
   Class A                                          271               232
   Class B                                           30               436
                                           ------------   ---------------
     Total                                        2,497            26,503
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                       (3,640)           24,722
NET ASSETS AT BEGINNING OF PERIOD               114,062            89,340
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $    110,422      $    114,062
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               SAFECO WASHINGTON STATE
                                                   MUNICIPAL BOND FUND      SAFECO MONEY MARKET FUND
                                           ---------------------------   ---------------------------
                                              SIX-MONTH                     SIX-MONTH
                                           PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                                JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                                                   1999           1998           1999           1998
----------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        169   $        359   $      4,752   $      9,987
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                            6            246             --             --
   Net Change in Unrealized
     Appreciation (Depreciation)                   (315)          (133)            --             --
                                           ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                     (140)           472          4,752          9,987
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (161)          (343)        (4,676)        (9,906)
                      - Class A                      (4)            (9)           (57)           (57)
                      - Class B                      (4)            (7)           (19)           (24)
   Net Realized Gain on Investments
                      - No Load Class                --           (224)            --             --
                      - Class A                      --             (6)            --             --
                      - Class B                      --             (7)            --             --
                                           ------------   ------------   ------------   ------------
     TOTAL                                         (169)          (596)        (4,752)        (9,987)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                   (164)           541         (6,310)        47,850
   Class A                                            1           (149)         2,133          1,649
   Class B                                           33             12            733            256
                                           ------------   ------------   ------------   ------------
     TOTAL                                         (130)           404         (3,444)        49,755
                                           ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                         (439)           280         (3,444)        49,755
NET ASSETS AT BEGINNING OF PERIOD                 8,167          7,887        227,329        177,574
                                           ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $      7,728   $      8,167   $    223,885   $    227,329
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A and Class B shares (collectively, "Advisor Classes"). Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

         SAFECO Common Stock Trust
              SAFECO Growth Fund
              SAFECO Equity Fund
              SAFECO Income Fund
              SAFECO Northwest Fund
              SAFECO Balanced Fund
              SAFECO International Stock Fund
              SAFECO Small Company Stock Fund
              SAFECO U.S. Value Fund

         SAFECO Taxable Bond Trust
              SAFECO High-Yield Bond Fund
              SAFECO Intermediate-Term U.S. Treasury Fund

         SAFECO Managed Bond Trust
              SAFECO Managed Bond Fund

         SAFECO Tax-Exempt Bond Trust
              SAFECO Municipal Bond Fund
              SAFECO California Tax-Free Income Fund
              SAFECO Washington State Municipal Bond Fund

         SAFECO Money Market Trust
              SAFECO Money Market Fund

   Effective September 30, 1996, certain SAFECO Mutual Funds began issuing two new classes of shares--Class A and Class B shares. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges, unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Class (with the exception of the Money Market Fund Advisor Classes) pays a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of
 .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
   SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 1999:

(In Thousands)                                PURCHASES        SALES
--------------------------------------------------------------------
Growth Fund                                    $178,152     $528,017
Equity Fund                                     474,703      344,093
Income Fund                                      64,771      112,214
Northwest Fund                                   17,778       24,047
Balanced Fund                                    16,033       14,519
International Fund                                9,232        1,448
Small Company Fund                               15,108       16,334
U.S. Value Fund                                   3,503        3,927
High-Yield Bond Fund                             31,744       33,575
Intermediate-Term U.S. Treasury Fund             13,553       15,815
Managed Bond Fund                                 8,195        7,527
Municipal Bond Fund                              51,997       48,823
California Tax-Free Income Fund                  12,813        8,408
Washington State Municipal Fund                      --          106
--------------------------------------------------------------------

Purchases include $7,265, $13,553, and $4,494 of U.S. Government Securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

Sales include $6,075, $15,815, and $3,893 of U.S. Government Securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Fund shares and the related amounts (in thousands):

                                                                           SAFECO GROWTH FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       17,684         89,342            400          1,454            153            681
   Reinvestments                                    2          1,873             --             45             --             22
   Redemptions                                (33,072)       (58,229)          (508)          (193)          (139)           (65)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                 (15,386)        32,986           (108)         1,306             14            638
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    378,804   $  2,179,487   $      8,633   $     35,247   $      3,202   $     16,101
   Reinvestments                                   36         42,509              3          1,009              3            486
   Redemptions                               (700,366)    (1,375,729)       (10,792)        (4,152)        (2,835)        (1,406)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $   (321,526)  $    846,267   $     (2,156)  $     32,104   $        370   $     15,181
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                           SAFECO EQUITY FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       15,646         29,980            493          2,002            307            604
   Reinvestments                                  210          3,861              5             97             --             28
   Redemptions                                (12,841)       (23,017)          (177)          (306)           (48)           (70)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   3,015         10,824            321          1,793            259            562
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    376,416   $    654,422   $     11,904   $     41,546   $      7,423   $     13,097
   Reinvestments                                5,002         88,790            117          2,241              2            650
   Redemptions                               (308,657)      (496,652)        (4,234)        (6,727)        (1,180)        (1,553)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     72,761   $    246,560   $      7,787   $     37,060   $      6,245   $     12,194
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                           SAFECO INCOME FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,055          4,553             32             66             23             62
   Reinvestments                                  120          1,175              1              5              1              5
   Redemptions                                 (3,432)        (5,541)           (16)           (14)           (12)            (8)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  (2,257)           187             17             57             12             59
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     24,629   $    114,102   $        767   $      1,627   $        556   $      1,545
   Reinvestments                                2,708         27,902             13            119             12            123
   Redemptions                                (79,452)      (133,880)          (366)          (341)          (282)          (185)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    (52,115)  $      8,124   $        414   $      1,405   $        286   $      1,483
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO NORTHWEST FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          482            987             18             77             21            106
   Reinvestments                                   --             31             --              2             --              1
   Redemptions                                   (788)        (1,165)           (17)           (31)            (9)           (28)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (306)          (147)             1             48             12             79
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      8,840   $     17,313   $        337   $      1,349   $        376   $      1,882
   Reinvestments                                   --            549             --             29             --             27
   Redemptions                                (14,401)       (20,375)          (315)          (547)          (163)          (434)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (5,561)  $     (2,513)  $         22   $        831   $        213   $      1,475
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                          SAFECO BALANCED FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          298          1,183             42             72             54            148
   Reinvestments                                    6             66             --              3              1              7
   Redemptions                                   (218)          (860)           (21)           (20)           (13)           (16)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      86            389             21             55             42            139
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      3,634   $     14,335   $        517   $        862   $        671   $      1,783
   Reinvestments                                   74            798              5             41              7             91
   Redemptions                                 (2,666)       (10,265)          (260)          (243)          (160)          (199)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      1,042   $      4,868   $        262   $        660   $        518   $      1,675
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                        SAFECO INTERNATIONAL FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,597          2,000             37             28             15             40
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                 (1,330)        (1,600)           (22)            (6)            (3)            (9)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     267            400             15             22             12             31
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     21,457   $     25,289   $        504   $        343   $        207   $        511
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                (17,922)       (20,134)          (295)           (70)           (38)          (115)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      3,535   $      5,155   $        209   $        273   $        169   $        396
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                        SAFECO SMALL COMPANY FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        2,044          9,098             23            108             31             87
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                 (2,265)        (7,540)           (46)           (16)           (12)           (20)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (221)         1,558            (23)            92             19             67
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     21,611   $    137,539   $        237   $      1,634   $        325   $      1,156
   Reinvestments                                   --             --             --             --             --             --
   Redemptions                                (23,958)      (111,922)          (482)          (185)          (126)          (226)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (2,347)  $     25,617   $       (245)  $      1,449   $        199   $        930
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                         SAFECO U.S. VALUE FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                           98            225              8              7              7             34
   Reinvestments                                    1             17             --             --             --              2
   Redemptions                                   (116)          (215)            (2)            (1)            (2)            (3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     (17)            27              6              6              5             33
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      1,229   $      2,687   $         97   $         81   $         87   $        410
   Reinvestments                                   10            203             --              4             --             21
   Redemptions                                 (1,409)        (2,513)           (31)           (16)           (26)           (39)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $       (170)  $        377   $         66   $         69   $         61   $        392
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                       SAFECO HIGH-YIELD BOND FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        4,507          9,834             69            319            115            138
   Reinvestments                                  215            466              8             11              5              5
   Redemptions                                 (5,311)        (9,014)          (235)           (21)           (28)           (25)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (589)         1,286           (158)           309             92            118
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     39,745   $     88,489   $        611   $      2,907   $      1,019   $      1,223
   Reinvestments                                1,893          4,195             72             94             43             44
   Redemptions                                (46,671)       (81,120)        (2,028)          (183)          (248)          (226)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (5,033)  $     11,564   $     (1,345)  $      2,818   $        814   $      1,041
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                               SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          432          1,506             31             50             40             76
   Reinvestments                                   26             53              1              2              1              2
   Redemptions                                   (744)          (837)           (18)           (10)           (27)           (47)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (286)           722             14             42             14             31
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      4,530   $     16,057   $        325   $        539   $        423   $        799
   Reinvestments                                  273            561             13             20             13             23
   Redemptions                                 (7,827)        (8,864)          (191)          (109)          (288)          (491)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (3,024)  $      7,754   $        147   $        450   $        148   $        331
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                        SAFECO MANAGED BOND FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          151            329             17             31             46             48
   Reinvestments                                    7             18              1              1              1              2
   Redemptions                                   (112)          (103)            (2)           (15)           (10)            (3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      46            244             16             17             37             47
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      1,268   $      2,905   $        145   $        271   $        391   $        420
   Reinvestments                                   59            157              5             10              8             15
   Redemptions                                   (931)          (909)           (19)          (130)           (85)           (23)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $        396   $      2,153   $        131   $        151   $        314   $        412
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                       SAFECO MUNICIPAL BOND FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        3,807          7,648              8             41             19             59
   Reinvestments                                  496          1,598              1              2              1              3
   Redemptions                                 (3,705)        (6,515)            (1)            (4)            (4)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     598          2,731              8             39             16             61
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     54,695   $    111,887   $        118   $        596   $        268   $        859
   Reinvestments                                7,120         23,242              8             26             18             41
   Redemptions                                (53,020)       (95,188)           (14)           (65)           (64)           (16)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      8,795   $     39,941   $        112   $        557   $        222   $        884
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                 SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,670          4,348             29             28              4             41
   Reinvestments                                  129            494              1              2              1              3
   Redemptions                                 (1,635)        (2,846)            (8)           (12)            (3)           (10)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     164          1,996             22             18              2             34
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     21,124   $     56,554   $        367   $        366   $         52   $        522
   Reinvestments                                1,640          6,359             11             25             10             39
   Redemptions                                (20,568)       (37,078)          (107)          (159)           (32)          (125)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      2,196   $     25,835   $        271   $        232   $         30   $        436
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                               SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                           21            284             --              1              3             --
   Reinvestments                                    3             13             --              1             --              1
   Redemptions                                    (39)          (247)            --            (15)            --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     (15)            50             --            (13)             3              1
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $        227   $      3,139   $         --   $          7   $         31   $          3
   Reinvestments                                   31            137              2              7              2              9
   Redemptions                                   (423)        (2,735)            --           (163)            --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $       (165)  $        541   $          2   $       (149)  $         33   $         12
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                                                        SAFECO MONEY MARKET FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------
                                            SIX-MONTH                     SIX-MONTH                     SIX-MONTH
                                         PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                                              JUNE 30        DEC. 31        JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                                 1999           1998           1999           1998           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                      240,055        491,508          4,384          3,057          1,271          1,672
   Reinvestments                                3,821          9,260             44             51             14             17
   Redemptions                               (250,186)      (452,918)        (2,295)        (1,459)          (552)        (1,433)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  (6,310)        47,850          2,133          1,649            733            256
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    240,055   $    491,508   $      4,384   $      3,057   $      1,271   $      1,672
   Reinvestments                                3,821          9,260             44             51             14             17
   Redemptions                               (250,186)      (452,918)        (2,295)        (1,459)          (552)        (1,433)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (6,310)  $     47,850   $      2,133   $      1,649   $        733   $        256
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  COMPONENTS OF NET ASSETS
   At June 30, 1999, the components of net assets were as follows:

                                           GROWTH                 EQUITY             INCOME          NORTHWEST
(In Thousands)                               FUND                   FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                $   185,959            $   784,781         $   99,381         $   28,371
Aggregate Gross Unrealized
  Depreciation on Investents in
  Which There Is an Excess of
  Identified Cost Over Value             (263,958)               (31,258)           (29,297)            (5,997)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                          (77,999)               753,523             70,084             22,374
ACCUMULATED NET INVESTMENT INCOME
  (LOSS)                                   (2,462)                    --                 --               (187)
ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                          (26,415)                80,386             23,040             10,712
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)          1,130,006              1,554,382            259,796             41,861
                                      -----------             ----------     --------------     --------------
NET ASSETS AT JUNE 30, 1999           $ 1,023,130            $ 2,388,291         $  352,920         $   74,760
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------

                                                                                      SMALL
                                         BALANCED          INTERNATIONAL            COMPANY         U.S. VALUE
                                             FUND                   FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments and
  Foreign Currency in Which There Is
  an Excess of Value Over Identified
  Cost                                $     2,714            $     6,421         $    2,491         $    1,923
Aggregate Gross Unrealized
  Depreciation on Investments and
  Foreign Currency in Which There Is
  an Excess of Identified Cost Over
  Value                                      (694)                  (436)            (4,085)              (398)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                            2,020                  5,985             (1,594)             1,525
ACCUMULATED NET INVESTMENT INCOME
  (LOSS)                                       --                     59                (75)                --
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENTS                                 713                   (742)*          (10,396)*              753
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)             21,970                 23,607             44,443              9,549
                                      -----------             ----------     --------------     --------------
NET ASSETS AT JUNE 30, 1999           $    24,703            $    28,909         $   32,378         $   11,827
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                       HIGH-YIELD      INTERMEDIATE-TERM            MANAGED          MUNICIPAL
(In Thousands)                          BOND FUND      U.S TREASURY FUND          BOND FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                $       640            $       240         $        5         $   46,151
Aggregate Gross Unrealized
  Depreciation on Investents in
  Which There Is an Excess of
  Identified Cost Over Value               (4,041)                  (256)              (249)            (6,333)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                           (3,401)                   (16)              (244)            39,818
ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENT TRANSACTIONS                  (40)*                 (270)*             (151)             1,360
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)             79,443                 22,133              8,313            486,741
                                      -----------             ----------     --------------     --------------
NET ASSETS AT JUNE 30, 1999           $    76,002            $    21,847         $    7,918         $  527,919
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------

                                                                                 WASHINGTON
                                                              CALIFORNIA              STATE
                                                                TAX-FREE          MUNICIPAL       MONEY MARKET
                                                             INCOME FUND          BOND FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                                       $     5,547         $      260         $       --
Aggregate Gross Unrealized
  Depreciation on Investents in
  Which There Is an Excess of
  Identified Cost Over Value                                      (2,873)              (100)                --
                                                              ----------     --------------     --------------
NET UNREALIZED APPRECIATION                                        2,674                160                 --
ACCUMULATED NET REALIZED GAIN ON
  INVESTMENT TRANSACTIONS                                            148                  6                 --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                                   107,600              7,562            223,885
                                                              ----------     --------------     --------------
NET ASSETS AT JUNE 30, 1999                                  $   110,422         $    7,728         $  223,885
                                                              ----------     --------------     --------------
                                                              ----------     --------------     --------------
--------------------------------------------------------------------------------------------------------------

 * At December 31, 1998, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                      EXPIRATION
                                             AMOUNTS      DATES
                                         -----------  ---------
International Fund                         $     766       2006
Small Company Fund                             4,172       2006
High-Yield Bond Fund                             396  2004-2006
Intermediate-Term U.S. Treasury Fund             249  2001-2005

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONSWITH AFFILIATES
   INVESTMENT ADVISORY FEES. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY, INCOME, NORTHWEST,       INTERNATIONAL FUND:
  BALANCED AND U.S. VALUE FUNDS:         First $250 million  1.00%
  First $250 million             .70%    Next $500 million    .90
  Next $500 million              .65     Over $750 million    .80
  Next $500 million              .60
  Over $1.25 billion             .55

SMALL COMPANY FUND:                      MANAGED BOND FUND:
  First $250 million             .75%    First $750 million   .50%
  Next $500 million              .70     Next $500 million    .45
  Next $500 million              .65     Over $1.25 billion   .40
  Over $1.25 billion             .60

INTERMEDIATE-TERM U.S. TREASURY, GNMA    MONEY MARKET FUND:
  AND HIGH-YIELD BOND FUNDS:             First $250 million   .50%
  First $250 million             .55%    Next $500 million    .45
  Next $500 million              .50     Next $500 million    .40
  Next $500 million              .45     Over $1.25 billion   .35
  Over $1.25 billion             .40

MUNICIPAL, CALIFORNIA AND WASHINGTON
  FUNDS:
  First $250 million             .50
  Next $500 million              .45
  Over $750 million              .40

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   FUND ACCOUNTING AND FUND ADMINISTRATION FEES. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

FUND ACCOUNTING:                         FUND ADMINISTRATION:
  First $200 million    .04%             First $200 million    .05%
  Over $200 million     .01              Over $200 million     .01

   TRANSFER AGENT, SHAREHOLDER SERVICE, AND DISTRIBUTION FEES. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $175 million is available to meet short-term financing needs. At June 30, 1999, the Growth Fund had a 6.4375% note payable to State Street Bank of $960,000. The note was repaid on 7/1/99.
   AFFILIATE OWNERSHIP. At December 31, 1998, SAFECO Insurance Company of America owned 450,000 shares (13% of outstanding shares) of the Northwest Fund, 500,000 shares (23%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (67%) of the Washington Municipal Bond Fund. During the same period SAFECO Asset Management Company owned 688,168 shares (33%) of the International Fund, 519,268 shares (27%) of the Balanced Fund, 500,000 shares (56%) of the U.S. Value Fund, and 452,103 shares (46%) of the Managed Bond Fund.
   EXPENSE REIMBURSEMENT. Beginning May 1, 1999, SAFECO Asset Management Company agreed to reimburse the Funds for operating

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

expenses (i.e., all expenses except investment advisory, distribution and service fees) which exceed, on an annual basis, .30% of the average daily net assets for the Money Market Fund and .40% for all other Funds.
   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 1999:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 14,969
Equity Fund                                    24,549
Income Fund                                     1,756
Northwest Fund                                  1,069
Balanced Fund                                   1,993
International Fund                                807
Small Company Fund                                652
U.S. Value Fund                                   176
High-Yield Bond Fund                            3,031
Intermediate-Term U.S. Treasury Fund               62
Managed Bond Fund                                 529
Municipal Bond Fund                                87
California Tax-Free Income Fund                 1,053
Washington State Municipal Bond Fund                0
-----------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1999.

(In Thousands)                SHARES AT                             SHARES AT                 MARKET VALUE
                              BEGINNING                                END OF                      JUNE 30
SECURITY                      OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1999
----------------------------------------------------------------------------------------------------------
*American Buildings Co.             360          --         (360)          --           --              --
American Coin
 Merchandising, Inc.                391          --           --          391           --        $  2,542
Blue Rhino Corp.                     --         403           --          403           --           3,704
BNC Mortgage, Inc.                  484          --          (22)         462           --           2,887
Concepts Direct, Inc.               480          --           --          480           --           4,435
Creditrust Corp.                    489         536           --        1,025           --          28,456
Damark International, Inc.          755          --          (40)         715           --           5,987
*Discreet Logic, Inc.             1,618          --       (1,618)+         --           --              --
Dura Pharmaceuticals, Inc.        2,546          --         (240)       2,306           --          27,531
Dynamex, Inc.                       642          --          (30)         612           --           1,759
Emmis Communications Corp.
 (Class A)                        1,242          49         (134)       1,157           --          57,107
Family Golf Centers, Inc.         2,512          --          (60)       2,452           --          18,852
*First Commonwealth, Inc.           344          --         (344)          --           --              --
French Fragrances, Inc.             895          --           --          895           --           6,545
Funco, Inc.                         354          --           --          354           --           6,532
Hall, Kinion & Associates,
 Inc.                               899          --           --          899           --           6,290
Harold's Stores, Inc.               542          --           --          542           --           3,524
Innotrac Corp.                      676          --           --          676           --          13,689
IntelliQuest Information
 Group, Inc.                        840          --           --          840           --           6,299
Lifeline Systems, Inc.              514          --           --          514           --           9,903
MICROS Systems, Inc.              1,202          --          (74)       1,128           --          38,336
*NCO Group, Inc.                  1,456         184         (904)         736           --              --
Nastech Pharmaceutical Co.,
 Inc.                               609          --           --          609           --           2,017
*Open Plan Systems, Inc.            245          --         (245)          --           --              --
Phoenix International Ltd.,
 Inc.                               623         209           --          832           --           5,302
PolyMedica Industries, Inc.         886          --           --          886           --           8,860
Precision Auto Care, Inc.           607          --          (15)         592           --           1,814
Prime Medical Services,
 Inc.                             1,121          28           --        1,149           --           8,475
Recovery Engineering, Inc.          342          --           --          342           --           5,811
Schlotzsky's, Inc.                  493          --          (66)         427           --           4,671
Serologicals Corp.                  543       1,903          (25)       2,421           --          19,669
*Sirrom Capital Corp.             3,723          --       (3,723)++         --          --              --
Stage Stores, Inc.                2,112          --         (478)       1,634           --          10,623
Suburban Lodges of America,
 Inc.                             1,529          --           --        1,529           --           9,840
TRM Copy Centers Corp.              698          --           --          698           --           4,583
*Teardrop Golf Co.                  314          --         (314)          --           --              --
*TETRA Technologies, Inc.           710          --         (205)         505           --              --
Towne Services, Inc.                817         294           --        1,111           --           8,751
Travis Boats & Motors, Inc.         153         118           --          271           --           3,930
Waterside Capital Corp.             118           6**         --          124           --             852
                                                                                             -------------
                                                                                                  $339,576
                                                                                             -------------
                                                                                             -------------
----------------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.

** Represents a 5% Stock Dividend.

 + Acquired by Autodesk, Inc.

++ Acquired by Finova Group, Inc.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  COMMITMENTS.
   At June 30, 1999, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                                U.S. DOLLAR          UNREALIZED
                  CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
           TO BE DELIVERED            FOR           DATE      JUNE 30, 1999      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
  40,009   Japanese Yen          $    338        7/02/99            $   331              $    7
 (40,009)  Japanese Yen              (329)       7/02/99               (331)                  2
  66,863   Japanese Yen               571        7/21/99                555                  16
  38,621   Japanese Yen               320        8/18/99                322                  (2)
  36,158   Japanese Yen               294        8/24/99                301                  (7)
  27,206   Japanese Yen               226        8/31/99                227                  (1)
  31,961   Japanese Yen               266        9/09/99                267                  (1)
  60,190   Japanese Yen               514        9/16/99                503                  11
                             ------------                           -------               -----
                                 $  2,200                           $ 2,175              $   25
                             ------------                           -------               -----
                             ------------                           -------               -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   22.66        $   22.39        $   16.97        $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.06)           (0.05)           (0.02)           (0.02)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (1.39)            1.05             8.44             1.77
                                                  ------           ------           ------           ------
     Total from Investment Operations              (1.45)            1.00             8.42             1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --               --
   Distributions from Realized Gains                  --            (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------           ------
     Total Distributions                              --            (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   21.21        $   22.66        $   22.39        $   16.97
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (6.40%)*            4.47%           49.61%          11.35%*

NET ASSETS AT END OF PERIOD (000'S)            $  29,259        $  33,712        $   4,076        $     187
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.19%**            1.00%            1.06%          1.12%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.60%)**          (0.40%)           (.33%)         (.58%)**
PORTFOLIO TURNOVER RATE                         30.60%**           54.58%           82.57%         82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   22.21        $   22.19        $   16.94        $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.15)           (0.15)           (0.08)           (0.05)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (1.36)            0.90             8.33             1.77
                                                  ------           ------           ------           ------
     Total from Investment Operations              (1.51)            0.75             8.25             1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --               --
   Distributions from Realized Gains                  --            (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------           ------
     Total Distributions                              --            (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------           ------

NET ASSET VALUE AT END OF PERIOD               $   20.70        $   22.21        $   22.19        $   16.94
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (6.80%)*            3.38%           48.70%          11.15%*
NET ASSETS AT END OF PERIOD (000'S)            $  14,792        $  15,569        $   1,402        $     116
RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.12%**            1.91%            1.88%          1.87%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (1.50%)**          (1.28%)          (1.16%)        (1.38%)**
PORTFOLIO TURNOVER RATE                         30.60%**           54.58%           82.57%         82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   23.27        $   19.55        $   16.62        $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.08             0.18             0.14             0.04
   Net Realized and Unrealized Gain on
     Investments                                    2.28             4.65             3.77             1.35
                                                  ------           ------           ------           ------
     Total from Investment Operations               2.36             4.83             3.91             1.39

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.08)           (0.18)           (0.14)           (0.04)
   Distributions from Realized Gains                  --            (0.93)           (0.84)           (0.58)
                                                  ------           ------           ------           ------
     Total Distributions                           (0.08)           (1.11)           (0.98)           (0.62)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   25.55        $   23.27        $   19.55        $   16.62
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                    10.16%*           24.77%           23.56%           8.78%*

NET ASSETS AT END OF PERIOD (000'S)            $  63,481        $  50,354        $   7,247        $   2,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.95%**            0.88%            1.24%          0.97%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            0.70%**            0.89%            0.74%          1.38%**
PORTFOLIO TURNOVER RATE                         32.64%**           32.94%           34.26%         59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   23.15        $   19.55        $   16.60        $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                         0.03            (0.03)            0.02             0.02
   Net Realized and Unrealized Gain on
     Investments                                    2.19             4.56             3.79             1.33
                                                  ------           ------           ------           ------
     Total from Investment Operations               2.22             4.53             3.81             1.35

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --            (0.02)           (0.02)
   Distributions from Realized Gains                  --            (0.93)           (0.84)           (0.58)
                                                  ------           ------           ------           ------
     Total Distributions                              --            (0.93)           (0.86)           (0.60)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   25.37        $   23.15        $   19.55        $   16.60
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     9.59%*           23.16%           22.93%           8.50%*

NET ASSETS AT END OF PERIOD (000'S)            $  25,461        $  17,232        $   3,565        $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.96%**            1.94%            1.81%          1.75%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.31%)**          (0.21%)            0.12%          0.51%**
PORTFOLIO TURNOVER RATE                         32.64%**           32.94%           34.26%         59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   23.55        $   24.02        $   21.15        $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.24             0.48             0.51             0.12
   Net Realized and Unrealized Gain on
     Investments                                    0.16             0.81             4.98             1.65
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.40             1.29             5.49             1.77

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.24)           (0.48)           (0.51)           (0.12)
   Distributions from Realized Gains                  --            (1.28)           (2.11)           (0.53)
                                                  ------           ------           ------           ------
     Total Distributions                           (0.24)           (1.76)           (2.62)           (0.65)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.71        $   23.55        $   24.02        $   21.15
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     1.72%*            5.38%           26.15%           8.85%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,498        $   2,073        $     742        $     193

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.37%**            1.34%            1.14%          1.03%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            2.15%**            2.16%            2.50%          2.66%**
PORTFOLIO TURNOVER RATE                         37.19%**           46.14%           52.14%         37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   23.57        $   23.95        $   21.12        $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.15             0.30             0.38             0.10
   Net Realized and Unrealized Gain on
     Investments                                    0.15             0.90             4.94             1.62
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.30             1.20             5.32             1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.15)           (0.30)           (0.38)           (0.10)
   Distributions from Realized Gains                  --            (1.28)           (2.11)           (0.53)
                                                  ------           ------           ------           ------
     Total Distributions                           (0.15)           (1.58)           (2.49)           (0.63)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.72        $   23.57        $   23.95        $   21.12
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     1.31%*            5.03%           25.35%           8.60%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,478        $   2,176        $     798        $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.13%**            2.08%            1.83%          1.79%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            1.40%**            1.45%            1.79%          1.99%**
PORTFOLIO TURNOVER RATE                         37.19%**           46.14%           52.14%         37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   17.56        $   17.25        $   14.06        $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.08)           (0.16)           (0.06)           (0.01)
   Net Realized and Unrealized Gain on
     Investments                                    3.26             0.66             4.39             0.29
                                                  ------           ------           ------           ------
     Total from Investment Operations               3.18             0.50             4.33             0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --               --
   Distributions from Realized Gains                  --            (0.19)           (1.14)              --
                                                  ------           ------           ------           ------
     Total Distributions                              --            (0.19)           (1.14)              --
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   20.74        $   17.56        $   17.25        $   14.06
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                    18.11%*            2.87%           30.79%           2.03%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,632        $   2,208        $   1,354        $     369
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.49%**++            1.70%            1.42%          1.40%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.87%)**          (1.06%)           (.61%)         (.39%)**
PORTFOLIO TURNOVER RATE                         53.27%**           50.40%           55.42%         67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 1.52%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   17.31        $   17.09        $   14.03        $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.14)           (0.23)           (0.10)           (0.03)
   Net Realized and Unrealized Gain on
     Investments                                    3.19             0.64             4.30             0.28
                                                  ------           ------           ------           ------
     Total from Investment Operations               3.05             0.41             4.20             0.25

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --               --
   Distributions from Realized Gains                  --            (0.19)           (1.14)              --
                                                  ------           ------           ------           ------
     Total Distributions                              --            (0.19)           (1.14)              --
NET ASSET VALUE AT END
   OF PERIOD                                   $   20.36        $   17.31        $   17.09        $   14.03
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                    17.62%*            2.37%           29.93%           1.81%*

NET ASSETS AT END OF PERIOD (000'S)            $   3,307        $   2,603        $   1,204        $     232
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.24%**++            2.30%            2.09%          2.18%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (1.62%)**          (1.66%)          (1.30%)        (1.19%)**
PORTFOLIO TURNOVER RATE                         53.27%**           50.40%           55.42%         67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 2.27%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   12.23        $   11.60        $   10.69        $   10.38

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.12             0.25             0.28             0.09
   Net Realized and Unrealized Gain on
     Investments                                    0.41             1.14             1.45             0.44
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.53             1.39             1.73             0.53

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.12)           (0.25)           (0.28)           (0.09)
   Distributions from Realized Gains                  --            (0.51)           (0.54)           (0.13)
                                                  ------           ------           ------           ------
     Total Distributions                           (0.12)           (0.76)           (0.82)           (0.22)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   12.64        $   12.23        $   11.60        $   10.69
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     4.38%*           12.06%           16.29%           5.07%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,192        $     893        $     205        $     110
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.49%**++            1.67%            1.52%        1.35%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            2.18%**            2.23%            2.55%          3.01%**
PORTFOLIO TURNOVER RATE                        131.47%**           74.76%          101.22%         36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 1.61% and 1.52%, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   12.24        $   11.60        $   10.70        $   10.38

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.08             0.15             0.18             0.06
   Net Realized and Unrealized Gain on
     Investments                                    0.40             1.15             1.44             0.45
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.48             1.30             1.62             0.51

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.08)           (0.15)           (0.18)           (0.06)
   Distributions from Realized Gains                  --            (0.51)           (0.54)           (0.13)
                                                  ------           ------           ------           ------
     Total Distributions                           (0.08)           (0.66)           (0.72)           (0.19)
NET ASSET VALUE AT END
   OF PERIOD                                   $   12.64        $   12.24        $   11.60        $   10.70
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     3.96%*           11.30%           15.21%           4.85%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,656        $   2,056        $     331        $     115
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.24%**++            2.34%            2.28%        2.11%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            1.43%**            1.55%            1.78%          2.23%**
PORTFOLIO TURNOVER RATE                        131.47%**           74.76%          101.22%         36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 2.36% and 1.52%, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   13.13        $   11.55        $   11.29        $   10.39
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                         0.01            (0.02)            0.20               --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                   0.71             1.60             0.29             0.95
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.72             1.58             0.49             0.95
LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --            (0.21)           (0.05)
   Distributions from Realized Gains                  --               --            (0.02)              --
                                                  ------           ------           ------           ------
     Total Distributions                              --               --            (0.23)           (0.05)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   13.85        $   13.13        $   11.55        $   11.29
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     5.48%*           13.68%            4.30%           9.19%*
NET ASSETS AT END OF PERIOD (000'S)            $     873        $     629        $     295        $     154
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                      1.99%**            2.14%            1.87%          1.41%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            0.18%**           (.47%)            0.26%         (.23%)**
PORTFOLIO TURNOVER RATE                         12.03%**           25.62%           22.13%         18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 2.08%, 2.31%, 2.13% and 1.72% for the period or year ended June 30, 1999, December 31, 1998, 1997 and 1996, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   12.99        $   11.53        $   11.28        $   10.39
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           (0.04)           (0.11)            0.18               --
   Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign
     Currency Transactions                          0.68             1.57             0.22             0.93
                                                  ------           ------           ------           ------
     Total from Investment Operations               0.64             1.46             0.40             0.93
LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --            (0.13)           (0.04)
   Distributions from Realized Gains                  --               --            (0.02)              --
                                                  ------           ------           ------           ------
     Total Distributions                              --               --            (0.15)           (0.04)
NET ASSET VALUE AT END
   OF PERIOD                                   $   13.63        $   12.99        $   11.53        $   11.28
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                     4.93%*           12.66%            3.48%           8.96%*
NET ASSETS AT END OF PERIOD (000'S)            $     987        $     777        $     331        $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                      2.93%**            3.02%            2.64%          2.17%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.75%)**          (1.33%)            0.51%        (1.15%)**
PORTFOLIO TURNOVER RATE                         12.03%**           25.62%           22.13%         18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 3.02%, 3.19%, 2.90% and 2.47% for the period or year ended June 30, 1999, and December 31, 1998, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.09        $   14.21        $   11.81        $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.05)           (0.08)           (0.06)           (0.01)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.82)           (3.04)            2.80             0.31
                                           -------------    -------------    -------------           ------
     Total from Investment Operations              (0.87)           (3.12)            2.74             0.30

LESS DISTRIBUTIONS
   Distributions from Realized Gains                  --               --            (0.34)              --
                                           -------------    -------------    -------------           ------
     Total Distributions                              --               --            (0.34)              --
                                           -------------    -------------    -------------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.22        $   11.09        $   14.21        $   11.81
                                           -------------    -------------    -------------           ------
                                           -------------    -------------    -------------           ------
TOTAL RETURN+                                   (7.84%)*          (21.96%)         (23.21%)        (2.61%)*

NET ASSETS AT END OF PERIOD (000'S)            $     891            1,220        $     271        $     135
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.73%**++            1.66%            1.52%        1.42%**++
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.90%)**           (0.99%)           (.60%)        (.50%)**
PORTFOLIO TURNOVER RATE                         98.30%**           90.23%           60.81%         73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 1.86% and 1.62%, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.88        $   14.07        $   11.79        $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    (0.08)           (0.15)           (0.10)           (0.04)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.81)           (3.04)            2.72             0.32
                                           -------------    -------------    -------------           ------
     Total from Investment Operations              (0.89)           (3.19)            2.62             0.28

LESS DISTRIBUTIONS
   Distributions from Realized Gains                  --               --            (0.34)              --
                                           -------------    -------------    -------------           ------
     Total Distributions                              --               --            (0.34)              --
                                           -------------    -------------    -------------           ------
NET ASSET VALUE AT END OF PERIOD               $    9.99        $   10.88        $   14.07        $   11.79
                                           -------------    -------------    -------------           ------
                                           -------------    -------------    -------------           ------
TOTAL RETURN+                                   (8.18%)*          (22.67%)          22.23%           2.43%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,149            1,034        $     396        $     103
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.51%**++            2.64%            2.29%        2.18%**++
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (1.70%)**           (1.91%)          (1.35%)       (1.28%)**
PORTFOLIO TURNOVER RATE                         98.30%**           90.23%           60.81%         73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 2.64% and 2.41%, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   CLASS A

                                                                                  APRIL 30, 1997
                                               SIX-MONTH        FOR THE YEAR    (COMMENCEMENT OF
                                            PERIOD ENDED               ENDED         OPERATIONS)
                                                 JUNE 30         DECEMBER 31      TO DECEMBER 31
                                           -----------------------------------------------------
                                                    1999                1998                1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.93           $   11.18           $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.01                0.05                0.08
   Net Realized and Unrealized Gain on
     Investments                                    1.18                1.27                1.65
                                           -------------              ------             -------
     Total from Investment Operations               1.19                1.32                1.73
                                           -------------              ------             -------

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.01)              (0.05)              (0.08)
   Distributions from Realized Gains                  --               (0.52)              (0.47)
                                           -------------              ------             -------
     Total Distributions                           (0.01)              (0.57)              (0.55)
                                           -------------              ------             -------
NET ASSET VALUE AT END OF PERIOD               $   13.11           $   11.93           $   11.18
                                           -------------              ------             -------
                                           -------------              ------             -------
TOTAL RETURN+                                     9.98%*              11.79%             17.24%*

NET ASSETS AT END OF PERIOD (000'S)            $     301           $     210           $     133
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.70%**++               2.07%             1.48%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            0.50%**               0.18%             1.03%**
PORTFOLIO TURNOVER RATE                         65.91%**              55.15%            36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 1.93%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   CLASS B

                                                                                  APRIL 30, 1997
                                               SIX-MONTH        FOR THE YEAR    (COMMENCEMENT OF
                                            PERIOD ENDED               ENDED         OPERATIONS)
                                                 JUNE 30         DECEMBER 31      TO DECEMBER 31
                                           -----------------------------------------------------
                                                    1999                1998                1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.91           $   11.18           $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.01)              (0.03)               0.02
   Net Realized and Unrealized Gain on
     Investments                                    1.15                1.28                1.65
                                                  ------              ------             -------
     Total from Investment Operations               1.14                1.25                1.67

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --                  --               (0.02)
   Distributions from Realized Gains                  --               (0.52)              (0.47)
                                                  ------              ------             -------
     Total Distributions                              --               (0.52)              (0.49)
                                                  ------              ------             -------
NET ASSET VALUE AT END OF PERIOD               $   13.05           $   11.91           $   11.18
                                                  ------              ------             -------
                                                  ------              ------             -------
TOTAL RETURN+                                     9.57%*              11.18%             16.63%*

NET ASSETS AT END OF PERIOD (000'S)            $     752           $     628           $     221
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.40%**++               2.59%             2.29%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (0.24%)**              (0.35%)            0.20%**
PORTFOLIO TURNOVER RATE                         65.91%**              55.15%            36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 2.63%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   CLASS A

                                               SIX-MONTH     FOR THE YEAR     ELEVEN-MONTH
                                            PERIOD ENDED            ENDED     PERIOD ENDED
                                                 JUNE 30      DECEMBER 31    DECEMBER 31++
                                           -----------------------------------------------
                                                    1999             1998             1997
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.78        $    9.12        $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.34             0.72             0.69
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.25)           (0.34)            0.29
                                                  ------           ------           ------
     Total from Investment Operations               0.09             0.38             0.98

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.34)           (0.72)           (0.69)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.53        $    8.78        $    9.12
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     0.96%*            4.32%          12.49%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,534        $   2,964        $     259
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.24%**            1.12%          1.10%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            7.88%**            8.11%          7.65%**
PORTFOLIO TURNOVER RATE                         81.49%**           64.22%         85.06%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   CLASS B

                                               SIX-MONTH     FOR THE YEAR     ELEVEN-MONTH
                                            PERIOD ENDED            ENDED     PERIOD ENDED
                                                 JUNE 30      DECEMBER 31    DECEMBER 31++
                                           -----------------------------------------------
                                                    1999             1998             1997
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.78        $    9.12        $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.30             0.64             0.63
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.26)           (0.34)            0.29
                                                  ------           ------           ------
     Total from Investment Operations               0.04             0.30             0.92

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.30)           (0.64)           (0.63)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.52        $    8.78        $    9.12
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     0.43%*            3.39%          11.77%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,122        $   1,381        $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.13%**            2.06%          1.81%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            7.09%**            7.15%          6.87%**
PORTFOLIO TURNOVER RATE                         81.49%**           64.22%         85.06%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.75        $   10.35        $   10.11        $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.24             0.52             0.55             0.15
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.49)            0.40             0.24             0.01
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.25)            0.92             0.79             0.16

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.24)           (0.52)           (0.55)           (0.15)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.26        $   10.75        $   10.35        $   10.11
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (2.35%)*            9.08%            8.03%           1.63%*

NET ASSETS AT END OF PERIOD (000'S)            $     940        $     833        $     365        $     704
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.31%**++            1.40%            1.32%        1.07%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            4.70%**            4.84%            5.36%          6.07%**
PORTFOLIO TURNOVER RATE                         28.35%**            2.83%           82.36%        125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 1.36% and 1.30%, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.74        $   10.35        $   10.12        $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.20             0.45             0.48             0.14
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.49)            0.39             0.23             0.02
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.29)            0.84             0.71             0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.20)           (0.45)           (0.48)           (0.14)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.25        $   10.74        $   10.35        $   10.12
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (2.71%)*            8.30%            7.27%           1.55%*

NET ASSETS AT END OF PERIOD (000'S)            $     894        $     788        $     432        $     223
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.07%**++            2.00%            1.87%        1.72%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            3.95%**            4.28%            4.78%          5.35%**
PORTFOLIO TURNOVER RATE                         28.35%**            2.83%           82.36%        125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999, and December 31, 1996 would have been 2.12% and 1.95%, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.65        $    8.60        $    8.35        $    8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.18             0.37             0.39             0.11
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.54)            0.30             0.25               --
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.36)            0.67             0.64             0.11

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.18)           (0.37)           (0.39)           (0.11)
   Distributions from Realized Gains                  --            (0.25)              --               --
                                                  ------           ------           ------           ------
     Total Distributions                           (0.18)           (0.62)           (0.39)           (0.11)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.11        $    8.65        $    8.60        $    8.35
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (4.19%)*            7.87%            7.78%           1.34%*

NET ASSETS AT END OF PERIOD (000'S)            $     403        $     295        $     146        $     140
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.37%**++            1.86%            1.45%          1.30%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            4.46%**            4.09%            4.68%          5.22%**
PORTFOLIO TURNOVER RATE                        202.88%**          132.76%          176.50%        136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 1.68%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.64        $    8.60        $    8.35        $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.15             0.28             0.32             0.09
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.53)            0.29             0.25               --
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.38)            0.57             0.57             0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.15)           (0.28)           (0.32)           (0.09)
   Distributions from Realized Gains                  --            (0.25)              --               --
                                                  ------           ------           ------           ------
     Total Distributions                           (0.15)           (0.53)           (0.32)           (0.09)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.11        $    8.64        $    8.60        $    8.35
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (4.42%)*            6.67%            6.91%           1.15%*

NET ASSETS AT END OF PERIOD (000'S)            $     793        $     523        $     120        $     100
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.12%**++            2.89%            2.23%          2.07%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            3.72%**            3.07%            3.79%          4.45%**
PORTFOLIO TURNOVER RATE                        202.88%**          132.76%          176.50%        136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 2.43%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS A

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.45        $   14.53        $   13.99        $   13.82

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.32             0.66             0.68             0.18
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.61)            0.16             0.70             0.17
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.29)            0.82             1.38             0.35

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.32)           (0.66)           (0.68)           (0.18)
   Distributions from Realized Gains                  --            (0.24)           (0.16)              --
                                                  ------           ------           ------           ------
     Total Distributions                           (0.32)           (0.90)           (0.84)           (0.18)
                                                  ------           ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   13.84        $   14.45        $   14.53        $   13.99
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (2.02%)*            5.75%           10.17%           2.52%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,013        $     946        $     390        $     311
RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.87%**            0.98%            0.95%          0.82%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            4.65%**            4.51%            4.86%          5.04%**
PORTFOLIO TURNOVER RATE                         18.72%**           20.80%           13.52%          6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS B

                                               SIX-MONTH                                        THREE-MONTH
                                            PERIOD ENDED                FOR THE YEAR ENDED     PERIOD ENDED
                                                 JUNE 30                       DECEMBER 31      DECEMBER 31
                                           ----------------------------------------------------------------
                                                    1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.43        $   14.52        $   13.98        $   13.82

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.27             0.57             0.60             0.15
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.61)            0.15             0.70             0.16
                                                  ------           ------           ------           ------
     Total from Investment Operations              (0.34)            0.72             1.30             0.31

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.27)           (0.57)           (0.60)           (0.15)
   Distributions from Realized Gains                  --            (0.24)           (0.16)              --
                                                  ------           ------           ------           ------
     Total Distributions                           (0.27)           (0.81)           (0.76)           (0.15)
NET ASSET VALUE AT END OF PERIOD               $   13.82        $   14.43        $   14.52        $   13.98
                                                  ------           ------           ------           ------
                                                  ------           ------           ------           ------
TOTAL RETURN+                                   (2.37%)*            5.08%            9.56%           2.27%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,531        $   1,375        $     502        $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.59%**            1.61%            1.53%          1.50%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            3.93%**            3.89%            4.22%          4.42%**
PORTFOLIO TURNOVER RATE                         18.72%**           20.80%           13.52%          6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS A

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    12.74      $    12.94      $    12.23      $    12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.26            0.55            0.58            0.15
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (0.66)           0.17            0.76            0.19
     Total from Investment Operations            (0.40)           0.72            1.34            0.34

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.26)          (0.55)          (0.58)          (0.15)
   Distributions from Realized Gains                --           (0.37)          (0.05)          (0.03)
                                                ------          ------          ------          ------
     Total Distributions                         (0.26)          (0.92)          (0.63)          (0.18)
                                                ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD            $    12.08      $    12.74      $    12.94      $    12.23
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN+                                 (3.20%)*          (5.73%)        (11.29%)       (2.83%)*

NET ASSETS AT END OF PERIOD (000'S)         $      900      $      678      $      460      $      122
RATIO OF EXPENSES TO AVERAGE NET ASSETS      (0.97%)**          (1.04%)         (0.91%)      (0.89%)**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                        (4.27%)**          (4.25%)         (4.52%)      (4.84%)**
PORTFOLIO TURNOVER RATE                     (15.27%)**         (38.78%)          9.83%        10.52%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS B

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    12.73      $    12.93      $    12.22      $    12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.22            0.46            0.48            0.12
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (0.66)           0.17            0.76            0.18
                                                ------          ------          ------          ------
     Total from Investment Operations            (0.44)           0.63            1.24            0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.22)          (0.46)          (0.48)          (0.12)
   Distributions from Realized Gains                --           (0.37)          (0.05)          (0.03)
                                                ------          ------          ------          ------
     Total Distributions                         (0.22)          (0.83)          (0.53)          (0.15)
                                                ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD            $    12.07      $    12.73      $    12.93      $    12.22
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN+                                 (3.54%)*          (4.98%)        (10.46%)       (2.56%)*

NET ASSETS AT END OF PERIOD (000'S)         $      907      $      927      $      501      $      101
RATIO OF EXPENSES TO AVERAGE NET ASSETS      (1.70%)**          (1.76%)         (1.63%)      (1.64%)**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                        (3.52%)**          (3.45%)         (3.71%)      (4.08%)**
PORTFOLIO TURNOVER RATE                     (15.27%)**         (38.78%)         (9.83%)     (10.52%)**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS A

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    10.79      $    10.95      $    10.53      $    10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.21            0.42            0.46            0.12
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (0.42)           0.16            0.42            0.09
                                                ------          ------          ------          ------
     Total from Investment Operations            (0.21)           0.58            0.88            0.21
   Less Distributions
   Dividends from
     Net Investment Income                       (0.21)          (0.42)          (0.46)          (0.12)
   Distributions from Realized Gains                --           (0.32)             --           (0.01)
                                                ------          ------          ------          ------
     Total Distributions                         (0.21)          (0.74)          (0.46)          (0.13)
                                                ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD            $    10.37      $    10.79      $    10.95      $    10.53
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN+                                 (1.98%)*          (5.36%)         (8.64%)       (1.94%)*

NET ASSETS AT END OF PERIOD (000'S)         $      203      $      209      $      360      $      336
RATIO OF EXPENSES TO AVERAGE
   NET ASSETS                              (1.38%)++**          (1.67%)         (1.32%)      (1.31%)**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                        (4.04%)**          (3.88%)         (4.39%)      (4.49%)**
PORTFOLIO TURNOVER RATE                      (0.00%)**         (33.18%)        (11.67%)      (15.96)**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 1.43%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS B

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    10.80      $    10.97      $    10.55      $    10.45
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.17            0.34            0.38            0.10
   Net Realized and Unrealized Gain
     (Loss)
     on Investments                              (0.42)           0.15            0.42            0.11
                                                ------          ------          ------          ------
     Total from Investment Operations            (0.25)           0.49            0.80            0.21
LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.17)          (0.34)          (0.38)          (0.10)
   Distributions from Realized Gains                --           (0.32)             --           (0.01)
                                                ------          ------          ------          ------
     Total Distributions                         (0.17)          (0.66)          (0.38)          (0.11)
                                                ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD            $    10.38      $    10.80      $    10.97      $    10.55
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN+                                 (2.32%)*          (4.55%)         (7.75%)       (1.94%)*
NET ASSETS AT END OF PERIOD (000'S)         $      268      $      246      $      239      $      211
RATIO OF EXPENSES TO AVERAGE
   NET ASSETS                              (2.10%)**++           2.39%           2.13%         2.06%**
Ratio of Net Investment Income
   to Average Net Assets                     (3.33%)**           3.13%           3.58%         3.71%**
PORTFOLIO TURNOVER RATE                      (0.00%)**          33.18%          11.67%        15.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursement by advisor. Absent the reimbursement, the annualized ratio of expenses to average net assets would have been 2.15%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

SAFECO MONEY MARKET FUND
CLASS A

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $     1.00      $     1.00      $     1.00      $     1.00
   Income From
     Investment Operations
   Net Investment Income                          0.02            0.05            0.05            0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.02)          (0.05)          (0.05)          (0.01)
                                                ------          ------          ------          ------
   Net Asset Value at End of Period         $     1.00      $     1.00      $     1.00      $     1.00
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN                                    2.11%*           4.92%           4.97%          1.21%*
NET ASSETS AT END OF PERIOD
   (000'S)                                  $    4,319      $    2,186      $      537      $      295
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.92%**           0.92%           0.72%         0.55%**
   Ratio of Net Investment Incometo
     Average Net Assets                        4.27%**           4.87%           4.91%         5.01%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

9.  Financial Highlights
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   CLASS B

                                             SIX-MONTH                    FOR THE YEAR     THREE-MONTH
                                          PERIOD ENDED                           ENDED    PERIOD ENDED
                                               JUNE 30                     DECEMBER 31     DECEMBER 31
                                         -------------------------------------------------------------
                                                  1999            1998            1997            1996
------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $     1.00      $     1.00      $     1.00      $     1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.02            0.05            0.05            0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.02)          (0.05)          (0.05)          (0.01)
                                                ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD            $     1.00      $     1.00      $     1.00      $     1.00
                                                ------          ------          ------          ------
                                                ------          ------          ------          ------
TOTAL RETURN                                    2.08%*           4.76%      $    4.94%          1.21%*
NET ASSETS AT END OF PERIOD (000'S)         $    1,403      $      670      $      414      $      106
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.97%**           1.05%           0.78%         0.54%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                          4.21%**           4.71%           4.85%         4.96%**

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  *  Not annualized.
 **  Annualized.

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                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

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                                     NOTES

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                                     NOTES

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                                     NOTES

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 4068 8/99

[RECYCLE LOGO]                Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark- A registered trademark of SAFECO Corporation.